PROSPECTUS

                              SEPARATE ACCOUNT B OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                             VENTURE VUL ACCUMULATOR
                A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This prospectus describes Venture VUL Accumulator(sm), a flexible premium variable universal life insurance policy (the "Policy") offered by The Manufacturers Life Insurance Company of New York (the "Company," "Manulife New York," "we" or "us").

The Policy is designed to provide lifetime insurance protection together with flexibility as to:

-     the timing and amount of premium payments,

-     the investment options underlying the Policy Value, and

-     the amount of insurance coverage.

This flexibility allows you, the policyowner, to pay premiums and adjust insurance coverage in light of your current financial circumstances and insurance needs.

Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manulife New York's Separate Account B (the "Separate Account"). The assets of each sub-account will be used to purchase shares of a particular investment portfolio (a "Portfolio") of Manufacturers Investment Trust (the "Trust"). The accompanying prospectus for the Trust, and the corresponding Statement of Additional Information, describe the investment objectives of the Portfolios in which you may invest net premiums. Other sub-accounts and Portfolios may be added in the future.

THE POLICY IS NOT SUITABLE FOR SHORT-TERM INVESTMENT PURPOSES. ALSO PROSPECTIVE PURCHASERS SHOULD NOTE THAT IT MAY NOT BE ADVISABLE TO PURCHASE A POLICY AS A REPLACEMENT FOR AN EXISTING INSURANCE POLICY.

The Securities and Exchange Commission (the "SEC") maintains a web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE TRUST.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



           HOME OFFICE:                      SERVICE OFFICE MAILING ADDRESS:
 The Manufacturers Life Insurance            The Manufacturers Life Insurance
        Company of New York                        Company of New York
       100 Summit Lake Drive               P.O. Box 633, Niagara Square Station
           Second Floor                        Buffalo, New York 14201-0633
     Valhalla, New York 10595                   TELEPHONE: 1-888-267-7781



                  THE DATE OF THIS PROSPECTUS IS JULY 25, 2002

TABLE OF CONTENTS TABLE OF CONTENTS


POLICY SUMMARY .....................................................................      6
   General .........................................................................      6
   Death Benefits ..................................................................      6
   Optional Term Rider .............................................................      6
   Cash Value Enhancement Riders ...................................................      6
   Return of Premium Rider .........................................................      6
   Premiums ........................................................................      6
   Policy Value ....................................................................      7
   Policy Loans ....................................................................      7
   Surrender and Partial Withdrawals ...............................................      7
   Lapse and Reinstatement .........................................................      7
   Charges and Deductions ..........................................................      7
   Investment Options and Investment Advisers ......................................      8
   Investment Management Fees and Expenses .........................................      8
   Table of Charges and Deductions .................................................      8
   Table of Investment Management Fees and Expenses ................................     10
   Table of Investment Options and Investment Subadvisers ..........................     12
GENERAL INFORMATION ABOUT MANULIFE NEW YORK, THE SEPARATE ACCOUNT AND THE TRUST ....     14
   Manulife New York ...............................................................     14
   The Separate Account ............................................................     14
   The Trust .......................................................................     15
   Investment Objectives of the Portfolios .........................................     15
ISSUING A POLICY ...................................................................     20
   Requirements ....................................................................     20
   Temporary Insurance Agreement ...................................................     20
   Right to Examine the Policy .....................................................     21
   Life Insurance Qualification ....................................................     21
DEATH BENEFITS .....................................................................     22
   Death Benefit Options ...........................................................     22
   Changing the Death Benefit Option ...............................................     23
   Changing the Face Amount ........................................................     23
PREMIUM PAYMENTS ...................................................................     24
   Initial Premiums ................................................................     24
   Subsequent Premiums .............................................................     24
   Maximum Premium Limitation ......................................................     25
   Premium Allocation ..............................................................     25
CHARGES AND DEDUCTIONS .............................................................     25
   Premium Charge ..................................................................     25
   Surrender Charges ...............................................................     25
   Monthly Deductions ..............................................................     27
   Charges for Transfers ...........................................................     28
   Reduction in Charges ............................................................     28
SPECIAL PROVISIONS FOR EXCHANGES ...................................................     29
COMPANY TAX CONSIDERATIONS .........................................................     29
POLICY VALUE .......................................................................     29
   Determination of the Policy Value ...............................................     29
   Units and Unit Values ...........................................................     29
   Transfers of Policy Value .......................................................     30
POLICY LOANS .......................................................................     31
   Effect of Policy Loan ...........................................................     31
   Interest Charged on Policy Loans ................................................     31
   Loan Account ....................................................................     31
POLICY SURRENDER AND PARTIAL WITHDRAWALS ...........................................     32
   Policy Surrender ................................................................     32
   Partial Withdrawals .............................................................     32
LAPSE AND REINSTATEMENT ............................................................     33
   Lapse ...........................................................................     33

   No-Lapse Guarantee ..............................................................     33
   No-Lapse Guarantee Cumulative Premium Test ......................................     34
   Reinstatement ...................................................................     34
THE GENERAL ACCOUNT ................................................................     34
   Fixed Account ...................................................................     35
OTHER PROVISIONS OF THE POLICY .....................................................     35
   Cash Value Enhancement Riders ...................................................     35
   Return of Premium Rider .........................................................      6
   Policyowner Rights ..............................................................     36
   Beneficiary .....................................................................     36
   Validity ........................................................................     36
   Misstatement of Age or Sex ......................................................     36
   Suicide Exclusion ...............................................................     37
   Supplementary Benefits ..........................................................     37
TAX TREATMENT OF THE POLICY ........................................................     37
   Life Insurance Qualification ....................................................     37
   Tax Treatment of Policy Benefits ................................................     39
   Alternate Minimum Tax ...........................................................     42
   Income Tax Reporting ............................................................     42
OTHER INFORMATION ..................................................................     42
   Payment of Proceeds .............................................................     42
   Reports to Policyowners .........................................................     42
   Distribution of the Policies ....................................................     43
   Responsibilities Assumed by Manulife New York and Manulife Financial Securities .     43
   Voting Rights ...................................................................     43
   Substitution of Portfolio Shares ................................................     44
   Records and Accounts ............................................................     44
   State Regulations ...............................................................     44
   Litigation ......................................................................     44
   Independent Auditors ............................................................     44
   Further Information .............................................................     44
   Financial Statements ............................................................     45
   Officers and Directors ..........................................................     45
   Optional Term Rider .............................................................     46
ILLUSTRATIONS ......................................................................     46
APPENDIX A - DEFINITIONS ...........................................................    A-1
APPENDIX B - SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH
BENEFITS............................................................................    B-1
APPENDIX C - FINANCIAL STATEMENTS...................................................    C-1


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE IT WOULD NOT BE LAWFUL. YOU SHOULD RELY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF MANUFACTURERS INVESTMENT TRUST, OR THE STATEMENT OF ADDITIONAL INFORMATION OF MANUFACTURERS INVESTMENT TRUST. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

THE PURPOSE OF THIS VARIABLE LIFE INSURANCE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED THEREIN. NO CLAIM IS MADE THAT THIS VARIABLE LIFE INSURANCE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

Examine this prospectus carefully. The Policy Summary will briefly describe the Policy. More detailed information will be found further in the prospectus.



MNY Cash Accum II  7/2002

POLICY SUMMARY

GENERAL

We have prepared the following summary as a general description of the most important features of the Policy. It is not comprehensive and you should refer to the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the minimum death benefit percentage.

DEATH BENEFITS

There are two death benefit options. Under Option 1, the death benefit is the FACE AMOUNT OF THE POLICY at the date of death. Under Option 2, the death benefit is the FACE AMOUNT PLUS THE POLICY VALUE OF THE POLICY at the date of death. If on the date of death of the insured, the Policy is being kept in force under the No-Lapse Guarantee provision, the death benefit will be the Face Amount of the Policy only. The actual death benefit will be the greater of the death benefit under the applicable death benefit option or the Minimum Death Benefit. The Minimum Death Benefit on any date is the Policy Value on that date multiplied by the applicable minimum death benefit percentage for the Attained Age of the life insured. A table of Minimum Death Benefit Percentages is located under "Death Benefits - Minimum Death Benefit." You may change the death benefit option and increase or decrease the Face Amount subject to the limitations described in this Prospectus.

CASH VALUE ENHANCEMENT RIDERS

The Policy may be issued with one of two optional Cash Value Enhancement riders. The benefit of these riders is that the Cash Surrender Value of a Policy is enhanced during the period for which Surrender Charges are applicable. Under the Cash Value Enhancement Rider, the enhancement is provided by reducing the Surrender Charge that would otherwise have applied upon Policy surrender or lapse. The Cash Value Enhancement Rider does not apply to decreases in Face Amount or partial withdrawals. Under the Cash Value Enhancement Plus Rider, there will be no Surrender Charge. The decision to add one of these two riders must be made at issuance of the Policy and, once made, is irrevocable. Adding either of these riders may result in different premium and asset-based risk charges under the Policy.

RETURN OF PREMIUM RIDER

The Policy may be issued with an optional Return of Premium Death Benefit rider if death benefit Option 1 is elected. This rider provides an additional death benefit payable upon the death of the life insured after the Company receives due proof of death. The Return of Premium Death Benefit is calculated as follows:

The return of premium rider death benefit is equal to the initial premium. Any subsequent premiums will increase the death benefit at the time of the premium payment by the amount of the premium. Any partial withdrawal will reduce the death benefit at the time of withdrawal by an amount equal to the withdrawal plus any applicable Surrender Charge (except that the rider death benefit will not be reduced to less than zero). The Return of Premium rider is not protected by the No-Lapse Guarantee after the second Policy Year.

PREMIUMS

You may pay premiums at any time and in any amount, subject to certain limitations as described under "Premium Payments - Subsequent Premiums." Net Premiums will be allocated, according to your instructions and at the Company's discretion, to one or more of our general account and the sub-accounts of the Separate Account. You may change your allocation instructions at any time. You may also transfer amounts among the accounts.

POLICY VALUE

The Policy has a Policy Value reflecting premiums paid, certain charges for expenses and cost of insurance, and the investment performance of the accounts to which you have allocated premiums.

POLICY LOANS

You may borrow an amount not to exceed the Maximum Loanable Amount. Loan interest at a rate of 5.25% during the first ten Policy Years and 4% thereafter is due on each Policy Anniversary. We will deduct all outstanding Policy Debt from proceeds payable at the insured's death or upon surrender.

SURRENDER AND PARTIAL WITHDRAWALS

You may make a partial withdrawal of your Policy Value. A partial withdrawal may result in a reduction in the Face Amount of or the death benefit under the Policy and an assessment of a portion of the Surrender Charges to which the Policy is subject.

You may surrender your Policy for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any Surrender Charge and outstanding monthly deductions due minus the Policy Debt.

LAPSE AND REINSTATEMENT

Unless the No-Lapse Guarantee Cumulative Premium Test has been met, a Policy will lapse (and terminate without value) when its Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without your having made an adequate payment.

The Policies, therefore, differ in two important respects from conventional life insurance policies. First, the failure to make planned premium payments will not itself cause a Policy to lapse. Second, a Policy can lapse even if planned premiums have been paid.

A policyowner may reinstate a lapsed Policy at any time within the five year period following lapse provided the Policy was not surrendered for its Net Cash Surrender Value. We will require evidence of insurability along with a certain amount of premium as described under "Reinstatement."

CHARGES AND DEDUCTIONS

We assess certain charges and deductions in connection with the Policy. These include:

      -     charges deducted from premiums paid,

      - monthly deductions for administration, asset based risk, cost of insurance, and face amount charges,

      -     charges assessed on surrender or lapse, and

      - if applicable, a charge for any supplementary benefits added to the Policy.

The charges are summarized in the Table of Charges and Deductions. We may allow you to request that the sum of the charges assessed monthly for the cost of insurance, face amount, and administrative expenses be deducted from the Fixed Account or one or more of the sub-accounts of the Separate Account.

In addition, there are charges deducted from each Portfolio of the Trust. These charges are summarized in the Table of Investment Management Fees and Expenses.

The Policy may be issued with either one of the two optional Cash Value Enhancement riders which we offer. In the case of the Cash Value Enhancement rider, the Surrender Charge is reduced upon the surrender or lapse of a Policy. In the case of the Cash Value Enhancement Plus rider, the Surrender Charge is eliminated. If a Policy is issued with either of these riders, it will have different premium charges and the same or higher asset-based risk charges as noted under the "Table of Charges and Deductions."

INVESTMENT OPTIONS AND INVESTMENT ADVISERS

You may allocate Net Premiums to the Fixed Account or to one or more of the sub-accounts of the Separate Account. Each of the sub-accounts invests in the shares of one of the Portfolios of the Trust.

The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"). MSS is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

The Trust also employs subadvisers. The Table of Investment Options and Investment Subadvisers shows the subadvisers that provide investment subadvisory services to the indicated Portfolios.

Allocating net premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating net premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your Policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.

INVESTMENT MANAGEMENT FEES AND EXPENSES

Each sub-account of the Separate Account purchases shares of one of the Portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses of the Portfolios. The fees and expenses for each Portfolio for the Trust's last fiscal year are shown in the Table of Investment Management Fees and Expenses below. These fees and expenses are described in detail in the accompanying Trust prospectus to which reference should be made.

TABLE OF CHARGES AND DEDUCTIONS

The table below sets forth the charges and deductions for the Policy. The Policy may be issued with either one of two optional riders, the Cash Value Enhancement Rider and the Cash Value Enhancement Plus Rider. Adding either one of these riders to the Policy will alter certain charges under the Policy. The charges associated with these riders are discussed below.

In addition, there are other riders available under the policy which also have additional charges.

      Premium Charges:    The Policy provides for a deduction of 7.5% of the
                          premium paid during the first 10 Policy Years and 5%
                          of each premium paid thereafter. Where the Cash Value
                          Enhancement Rider is used, the premium charges are
                          increased to 8.5% of the premium paid during the first
                          10 Policy Years and 5.5% thereafter. Where the Cash
                          Value Enhancement Plus Rider is used, the premium
                          charges are 3.25% for the first 10 Policy Years and
                          2.25% thereafter.

      Monthly Deductions: An ADMINISTRATION CHARGE of $40 per Policy Month is
                          deducted in the first five Policy Years. In subsequent years, the administration charge is $20 per Policy
                          Month. The monthly administration charge does not vary with the Cash Value Enhancement options.

                          A monthly ASSET-BASED RISK CHARGE is assessed against the Policy value in the Investment Accounts at an annual rate of 0%. This rate is guaranteed not to exceed 0.30%. Where the Cash Value Enhancement Rider is used, the asset-based risk charges are the same as those provided in the Policy - an annual rate of 0% guaranteed not to exceed 0.30%. Where the Cash Value
                          Enhancement Plus Rider is used, the current asset-based risk charges are at an annual rate of 1% for the first 15 Policy Years and 0.25% thereafter.
                          The guaranteed rates are 1.30% for the first 15 Policy
                          Years and 0.55% thereafter.

                          There is a monthly per $1000 Face Amount charge. The monthly charge per $1000 of Face Amount varies by the Age of the life insured at issuance (or the Attained
                          Age of the life insured at the time of an increase) and the death benefit option in effect. (See the chart under "Charges and Deductions - Face Amount Charge" for the exact per $1000 charge.)

                          The maximum monthly per $1000 Face Amount charge is $1.18.

                          A COST OF INSURANCE CHARGE is assessed monthly based on the amount at risk under the Policy. The rate of this charge does not vary with the Cash Value
                          Enhancement options.

      Surrender Charges:  A Surrender Charge is assessed upon surrender of the
                          Policy, a partial withdrawal of Net Cash Surrender
                          Value or lapse of the Policy occurring during the first 10 years following the Policy Date or the effective date of a Face Amount increase. The
                          Surrender Charge is calculated separately for the initial Face Amount and each Face Amount increase. The length of the Surrender Charge period varies based on Age of the Insured on the date of issue or increase in Face Amount as follows:

                          Age         Surrender Charge Period
                          0-50              15 years
                          51                14 years
                          52                13 years
                          53                12 years
                          54                11 years
                          55+               10 years

                          The Surrender Charge is the sum of (i) plus (ii), multiplied by (iii), multiplied by the Grading
                          Percentage, where:

                          (i) is the Rate per $1000 of initial Face Amount (or
                          Face Amount increase);

                          (ii) is 120% of the lesser of (a) the premiums paid per $1000 of Face Amount during the first Policy Year
                          (or premiums attributable to each $1000 of Face Amount increase for the year following the increase) or (b) the Surrender Charge Premium Limit set out in the Policy for the initial Face Amount (or furnished by the Company with respect to a Face Amount increase);
                          and

                          (iii) is the initial Face Amount (or Face Amount increase) divided by 1000.

                          The Rate per $1000 of initial Face Amount is based on the life insured's Age at issuance of the Policy and the death benefit option in effect. The Rate per $1000 of Face Amount increase is based on the life insured's
                          Attained Age and the death benefit option in effect at the time of the increase. (See the chart under "Charges and Deductions - Surrender Charges" for the exact Rate per $1000 of initial Face Amount.)

                          The Grading Percentage starts at 100% for the first
                          Policy Month and grades down evenly each subsequent
                          Policy Month reaching zero at the end of a maximum of 15 years.

                          If the Policy is issued with a Cash Value Enhancement
                          Rider, the Surrender Charge calculated as described above is reduced by 90% for a surrender, withdrawal or lapse occurring in the first Policy Year, 80% in the second Policy Year, 60% in the third policy Year, 40% in the fourth policy Year and 20% in the fifth Policy
                          Year.

                          If the Policy is issued with a Cash Value Enhancement
                          Plus Rider, there is no Surrender Charge.

                          The Maximum Surrender Charge is $44.17 per $1,000 Face
                          Amount.

      Loan  Charges:      A fixed loan interest rate of 5.25% is charged during
                          the first 10 Policy Years and 4% thereafter. Interest
                          is credited to amounts in the Loan Account at a rate
                          of 4%. This rate is guaranteed not to be less than
                          4.00% during the first 10 policy years and 3.50%
                          thereafter.

      Transfer Charge:    A charge of $25 per transfer is assessed for each
                          transfer in excess of 12 in a Policy Year.


      Averaging Dollar Cost   The charge for a transfer made under the Dollar Cost
      Charge:                 Averaging program will not exceed $5.

      Asset Allocation        The charge for a transfer made under the Asset Allocation
      Balancer Charge:        Balancer program will not exceed $15.

TABLE OF INVESTMENT MANAGEMENT FEES AND EXPENSES

                     TRUST ANNUAL EXPENSES (SERIES I SHARES)
        (as a percentage of Trust average net assets for the fiscal year ended December 31, 2001)(A)

                                                                                                   TOTAL TRUST
                                                            SERIES I           OTHER EXPENSES    ANNUAL EXPENSES
                                        MANAGEMENT         RULE 12B-1         (AFTER EXPENSE     (AFTER EXPENSE
TRUST PORTFOLIO                           FEES               FEES              REIMBURSEMENT)    REIMBURSEMENT)
---------------                           ----               ----              --------------    --------------

Internet Technologies                    1.000%             0.150%                 0.110%             1.26%
Pacific Rim Emerging Markets             0.700%             0.150%                 0.380%             1.23%
Telecommunications                       0.950%             0.150%                 0.340%             1.44%(B)
Science & Technology                     0.916%E            0.150%                 0.060%             1.13%
International Small Cap                  0.950%             0.150%                 0.500%             1.60%
Health Sciences                          0.942%E            0.150%                 0.350%             1.44%(B)
Aggressive Growth                        0.850%             0.150%                 0.070%             1.07%
Emerging Small Company                   0.900%             0.150%                 0.070%             1.12%
Small Company Blend                      0.900%             0.150%                 0.120%             1.17%
Dynamic Growth                           0.850%             0.150%                 0.080%             1.08%
Mid Cap Growth                           0.850%             0.150%                 0.390%             1.39%(B)
Mid Cap Opportunities                    0.850%             0.150%                 0.440%             1.44%(B)
Mid Cap Stock                            0.775%             0.150%                 0.080%             1.00%
All Cap Growth                           0.785%             0.150%                 0.060%             0.99%
Financial Services                       0.800%             0.150%                 0.260%             1.21%(B)
Overseas                                 0.800%             0.150%                 0.150%             1.10%
International Stock                      0.838%(E)          0.150%                 0.170%             1.16%
International Value                      0.850%             0.150%                 0.150%             1.15%
Capital Appreciation                     0.750%             0.150%                 0.300%             1.20%
Strategic Opportunities                  0.700%             0.150%                 0.060%             0.91%
Quantitative Mid Cap                     0.650%             0.150%                 0.100%             0.90%(B)
Global Equity                            0.750%             0.150%                 0.110%             1.01%
Strategic Growth                         0.750%             0.150%                 0.200%             1.10%(B)
Growth                                   0.697%             0.150%                 0.060%             0.91%
Large Cap Growth                         0.750%             0.150%                 0.080%             0.98%
All Cap Value                            0.800%             0.150%                 0.470%             1.42%(B)
Capital Opportunities                    0.750%             0.150%                 0.500%(G)          1.40%(B)(G)
Quantitative Equity                      0.599%             0.150%                 0.060%             0.81%
Blue Chip Growth                         0.702%E            0.150%                 0.060%             0.91%
Utilities                                0.750%             0.150%                 0.500%(G)          1.40%(B)(G)
Real Estate Securities                   0.645%             0.150%                 0.070%             0.87%
Small Company Value                      0.891%E            0.150%                 0.110%             1.15%
Mid Cap Value                            0.800%             0.150%                 0.200%             1.15%(B)
Value                                    0.642%             0.150%                 0.060%             0.85%
Tactical Allocation                      0.750%             0.150%                 0.400%             1.30%
Fundamental Value                        0.798%             0.150%                 0.120%             1.07%(B)
Growth & Income                          0.529%             0.150%                 0.050%             0.73%

                                                                                                   TOTAL TRUST
                                                            SERIES I           OTHER EXPENSES    ANNUAL EXPENSES
                                        MANAGEMENT         RULE 12B-1         (AFTER EXPENSE     (AFTER EXPENSE
TRUST PORTFOLIO                           FEES               FEES              REIMBURSEMENT)    REIMBURSEMENT)
---------------                           ----               ----              --------------    --------------

U.S. Large Cap Value                     0.725%             0.150%                 0.050%             0.93%
Equity-Income                            0.711%(E)          0.150%                 0.050%             0.91%
Income & Value                           0.650%             0.150%                 0.070%             0.87%

                                                                                                   TOTAL TRUST
                                                            SERIES I           OTHER EXPENSES    ANNUAL EXPENSES
                                        MANAGEMENT         RULE 12B-1         (AFTER EXPENSE     (AFTER EXPENSE
TRUST PORTFOLIO                           FEES               FEES              REIMBURSEMENT)    REIMBURSEMENT)
---------------                           ----               ----              --------------    --------------

Balanced                                 0.563%             0.150%                 0.100%             0.81%
High Yield                               0.625%             0.150%                 0.060%             0.84%
Strategic Bond                           0.625%             0.150%                 0.080%             0.86%
Global Bond                              0.600%             0.150%                 0.220%             0.97%
Total Return                             0.600%             0.150%                 0.060%             0.81%
Investment Quality Bond                  0.500%             0.150%                 0.090%             0.74%
Diversified Bond                         0.600%             0.150%                 0.070%             0.82%
U.S. Government Securities               0.550%             0.150%                 0.060%             0.76%
Money Market                             0.350%             0.150%                 0.050%             0.55%
Small Cap Index (F)                      0.375%             0.150%                 0.075%             0.60%
International Index (F)                  0.400%             0.150%                 0.050%             0.60%
Mid Cap Index (F)                        0.375%             0.150%                 0.075%             0.60%
Total Stock Market Index (F)             0.375%             0.150%                 0.060%             0.59%
500 Index (F)                            0.375%             0.150%                 0.050%             0.57%
Lifestyle Aggressive 1000                0.065%             0.000%                 0.010%             0.075%(C)(D)
Lifestyle Growth 820                     0.054%             0.000%                 0.021%             0.075%(C)(D)
Lifestyle Balanced 640                   0.054%             0.000%                 0.021%             0.075%(C)(D)
Lifestyle Moderate 460                   0.062%             0.000%                 0.013%             0.075%(C)(D)
Lifestyle Conservative 280               0.069%             0.000%                 0.006%             0.075%(C)(D)



A Effective January 1, 2002, the Trust implemented a Series I Rule 12b-1 plan while simultaneously reducing its advisory fees and implementing advisory fee breakpoints. The Trust Annual Expense chart reflects these changes.

B Annualized; For the period April 30, 2001 (commencement of operations) to December 31, 2001.

C The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust as noted below. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes,
     (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)

     If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of the Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 2001) as noted in the chart below:

                                                                                      TOTAL TRUST
                               MANAGEMENT            RULE               OTHER            ANNUAL
     TRUST PORTFOLIO              FEES            12B-1 FEES           EXPENSES         EXPENSES
     ---------------              ----            ----------           --------         --------
     Lifestyle Aggressive         0.065%             0.000%             1.081%           1.146%
     1000
     Lifestyle Growth 820         0.054%             0.000%             0.998%           1.052%
     Lifestyle Balanced 640       0.054%             0.000%             0.914%           0.968%
     Lifestyle Moderate 460       0.062%             0.000%             0.823%           0.885%
     Lifestyle                    0.069%             0.000%             0.790%           0.859%
     Conservative 280

D Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote (C) above.

E Effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, Small Company Value Trust, the Blue Chip Growth Trust, the Equity-Income Trust and the International Stock Trust. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:

                                                          FEE REDUCTION
      COMBINED ASSET LEVELS                    (AS A PERCENTAGE OF THE ADVISORY FEE)

      First $750 million                                      0.00%
      Between $750 million and $1.5 billion                   5.00%
      Between $1.5 billion and $3.0 billion                   7.50%
      Over $3.0 billion                                      10.00%

     The fee reductions are applied to the advisory fees of each of the six portfolios. (However, in the case of the Small Company Value Trust, the fee reduction will be reduced by 0.05% of the first $500 million in net assets.) This voluntary fee waiver may be terminated at any time by the adviser. As of December 31, 2001, the combined asset level for all six portfolios was approximately $4.097 billion resulting in a fee reduction of 5.00%. There is no guarantee that the combined asset level will remain at this amount. If the combined asset level were to decrease to a lower breakpoint, the fee reduction would decrease as well.

F MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. For Series I shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.07% and 0.62%, respectively, for the International Index Trust, 0.075% and 0.60%, respectively, for the Small Cap Index Trust, and 0.075% and 0.60%, respectively, for the Mid Cap Index Trust and 0.060% and 0.59%, respectively, for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2002 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.

G For all portfolios except the Lifestyle Trusts, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Capital Opportunities and Utilities Trusts, the Adviser reimbursed the portfolios for certain expenses for the year ended December 31, 2001. For Series I shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.560% and 1.46%, respectively, for the Capital Opportunities Trust and 0.610% and 1.51%, respectively for the Utilities Trust. These voluntary expense reimbursements may be terminated at any time.

     TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS

     The Trust currently has the following subadvisers who manage the portfolios of the Trust which are investment options for this Policy, one of which is Manufacturers Adviser Corporation ("MAC"). Both MSS and MAC are affiliates of ours.

     SUBADVISER                                        PORTFOLIO

     A I M Capital Management, Inc.                    All Cap Growth Trust
                                                       Aggressive Growth Trust


     Capital Guardian Trust Company                    Small Company Blend Trust
                                                       U.S. Large Cap Value Trust
                                                       Income & Value Trust
                                                       Diversified Bond Trust

     Cohen & Steers Capital Management, Inc.           Real Estate Securities Trust

     Davis Advisors                                    Financial Services Trust
                                                       Fundamental Value Trust

     The Dreyfus Corporation                           All Cap Value Trust

     Fidelity Management & Research Company            Strategic Opportunities Trust
                                                       Large Cap Growth Trust
                                                       Overseas Trust

     Founders Asset Management LLC                     International Small Cap Trust

     SUBADVISER                                        PORTFOLIO

     Franklin Advisers, Inc.                           Emerging Small Company Trust

     INVESCO Funds Group, Inc.                         Telecommunications Trust
                                                       Mid Cap Growth Trust

     Janus Capital Corporation                         Dynamic Growth Trust

     Jennison Associates LLC                           Capital Appreciation Trust

     Lord, Abbett & Co.                                Mid Cap Value Trust

     Manufacturers Adviser Corporation                 Pacific Rim Emerging Markets Trust
                                                       Quantitative Equity Trust
                                                       Quantitative Mid Cap Trust
                                                       Money Market Trust
                                                       Index Trusts
                                                       Lifestyle Trusts(A)
                                                       Balanced Trust

     Massachusetts Financial Services Company          Strategic Growth Trust
                                                       Capital Opportunities Trust
                                                       Utilities Trust

     Miller Anderson                                   Value Trust
                                                       High Yield Trust

     Munder Capital Management                         Internet Technologies Trust

     Pacific Investment Management Company             Global Bond Trust
                                                       Total Return Trust

     Putnam Investment Management, L.L.C.              Mid Cap Opportunities Trust
                                                       Global Equity Trust

     Salomon Brothers Asset Management Inc             U.S. Government Securities Trust
                                                       Strategic Bond Trust

     SSgA Funds Management, Inc.                       Growth Trust
                                                       Lifestyle Trusts(A)

     T. Rowe Price Associates, Inc.                    Science & Technology Trust
                                                       Small Company Value Trust
                                                       Health Sciences Trust
                                                       Blue Chip Growth Trust
                                                       Equity-Income Trust

     T. Rowe Price International, Inc.                 International Stock Trust

     Templeton Investment Counsel, Inc.                International Value Trust

     UBS Global Asset Management                       Tactical Allocation Trust
     (formerly, Brinson Advisors, Inc.)


     Wellington Management Company, LLP                Growth & Income Trust
                                                       Investment Quality Bond Trust
                                                       Mid Cap Stock Trust


-----------------

A SSgA Funds Management, Inc. provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.


GENERAL INFORMATION ABOUT MANULIFE NEW YORK, THE SEPARATE ACCOUNT AND THE TRUST

MANULIFE NEW YORK

We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Second Floor Valhalla, New York 10595. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

RATINGS

The Manufacturers Life Insurance Company of New York has received the following ratings from independent ratings agencies:

Standard and Poor's Insurance Ratings Service:        AA+ (for financial strength)
A.M. Best Company:                                    A++ (for financial strength)
Fitch:                                                AAA (for insurer financial strength)

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned to Manulife New York as a measure of the Company's ability to honor the death benefit and no lapse guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE SEPARATE ACCOUNT

The Company established The Manufacturers Life Insurance Company of New York Separate Account B ("Separate Account") on May 6, 1997, subject to approval by the Superintendent of Insurance of New York. The Separate Account holds assets that are segregated from all of Manulife New York's other assets. The Separate Account is currently used only to support variable life insurance policies.

ASSETS OF THE SEPARATE ACCOUNT

Manulife New York is the legal owner of the assets in the Separate Account. The income, gains, and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains, or losses of Manulife New York. Manulife New York will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manulife New York conducts. However, all obligations under the variable life insurance policies are general corporate obligations of Manulife New York.

REGISTRATION

The Separate Account is registered with the SEC under the Investment Company Act of 1940, as amended (the"1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of Manulife New York.

THE TRUST

Each sub-account of the Separate Account will purchase Series I shares only of a particular Portfolio. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the Trust portfolios, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of .15% of a portfolio's Series I net assets. The Separate Account will purchase and redeem shares of the Portfolios at net asset value. Shares will be redeemed to the extent necessary for Manulife New York to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by policyowners, and for other purposes not inconsistent with the Policies. Any dividend or capital gain distribution received from a Portfolio with respect to the Policies will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

The Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by the Company or life insurance companies affiliated with the Company. Manulife New York may also purchase shares through its general account for certain limited purposes including initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits see the accompanying Trust prospectus.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS

The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met. A full description of the Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying Trust prospectus, which should be read together with this prospectus.

ELIGIBLE PORTFOLIOS

The Portfolios of the Trust available under the Policies are as follows:

The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1.5 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.

The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.

The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. mid-size companies.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets, under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs)). The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.

The STRATEGIC OPPORTUNITIES TRUST (formerly, Mid Cap Blend Trust) seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.

The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing at least 65% of the portfolio's total assets in the common stocks of large and medium-sized blue chip companies. Many of the stocks in the portfolio are expected to pay dividends.

The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate companies.

The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

ISSUING A POLICY

REQUIREMENTS

To purchase a Policy, an applicant must submit a completed application. A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction.

Policies may be issued on a basis which does not distinguish between the insured's sex, with prior approval from the Company. A Policy will generally be issued only on the lives of insureds from ages 0 through 90.

Each Policy has a Policy Date, an Effective Date and an Issue Date (See "Definitions" above).

The Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are determined. The Effective Date is the date the Company becomes obligated under the Policy and when the first monthly deductions are deducted from the Policy Value. The Issue Date is the date from which Suicide and Validity are measured.

If an application accepted by the Company is not accompanied by a check for the initial premium and no request to backdate the Policy has been made:

(i) the Policy Date and the Effective Date will be the date the Company receives the check at its Service Office, and

(ii)  the Issue Date will be the date the Company issues the Policy.

The initial premium must be received within 60 days after the Issue Date, and the life insured must be in good health on the date the initial premium is received. If the premium is not paid or if the application is rejected, we will cancel the Policy and return any partial premiums paid to the applicant.

MINIMUM INITIAL FACE AMOUNT

We will generally issue a Policy only if it has a Face Amount of at least $100,000.

BACKDATING A POLICY

Under limited circumstances, the Company may backdate a Policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a Policy be backdated more than six months before the date of the application for the Policy. Monthly deductions will be made for the period the Policy Date is backdated. Regardless of whether or not a Policy is backdated, we will credit Net Premiums received prior to the Effective Date of a Policy with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust.

As of the Effective Date, the premiums paid plus interest credited, net of the premium charge, will be allocated among the Investment Accounts and/or Fixed Account in accordance with the policyowner's instructions unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period.

TEMPORARY INSURANCE AGREEMENT

In accordance with the Company's underwriting practices, temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. This temporary insurance coverage will be issued on a conditional receipt basis, which means that any benefits under such temporary coverage will only be paid if the life insured meets the Company's usual and customary underwriting standards for the coverage applied for.

The acceptance of an application is subject to the Company's underwriting rules, and we reserve the right to request additional information or to reject an application for any reason.

Persons failing to meet standard underwriting classification may be eligible for a Policy with an Additional Rating assigned to it.

RIGHT TO EXAMINE THE POLICY

A Policy may be returned for a refund of the premium within 10 days after the policy is received. The Policy can be mailed or delivered to the Manulife New York agent who sold it or to the Manulife New York Service Office. Immediately on such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, Manulife New York will refund any premium paid.

If the Policy is purchased in connection with a replacement of an existing policy (as defined below), the policyowner may also cancel the Policy by returning it to the Service Office or the Manulife New York agent who sold it at any time within 60 days after receipt of the Policy. Within 10 days of receipt of the Policy by the Company, the Company will refund the premium to the policyowner. In the case of a replacement of a policy issued by a New York insurance company, the policyowner may have the right to reinstate the prior policy. The policyowner should consult with his or her attorney or the Manulife New York agent regarding this matter prior to purchasing the new Policy.

Replacement of an existing life insurance policy generally is defined as the purchase of a new life insurance policy in connection with (a) the lapse, surrender or change of, or borrowing from, an existing life insurance policy or
(b) the assignment to a new issuer or an existing life insurance policy. This description, however, does not necessarily cover all situations which could be considered a replacement of existing life insurance policy. Therefore, a policyowner should consult with his or her Manulife New York agent or attorney regarding whether the purchase of a new life insurance policy is a replacement of an existing life insurance policy.

Manulife New York reserves the right to delay the refund of any premium paid by check until the check has cleared.

LIFE INSURANCE QUALIFICATION

A Policy must satisfy either one of two tests to qualify as a life insurance contract for purposes of Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). At the time of application, the policyowner must choose either the Cash Value Accumulation Test or the Guideline Premium Test. The test cannot be changed once the Policy is issued.

CASH VALUE ACCUMULATION TEST

Under the Cash Value Accumulation Test ("CVAT"), the Policy Value may not at any time exceed the Net Single Premium. The Net Single Premium is the one payment that would be needed on a specific date to fund future Policy benefits, assuming guaranteed charges and 4% net interest. To ensure that a Policy meets the CVAT, the Company will generally increase the death benefit, temporarily, to the required minimum amount. However, we reserve the right to require evidence of insurability should a premium payment cause the death benefit to increase by more than the premium payment amount. Any excess premiums will be refunded.

GUIDELINE PREMIUM TEST

Under the Guideline Premium Test, the sum of premiums paid into the Policy may not at any time exceed the Guideline Premium Limitation as of such time. The Guideline Premium Limitation is, as of any date, the greater of:

(a)   the Guideline Single Premium, or

(b)   the sum of the Guideline Level Premiums to such date.

If you elected this test, the Guideline Single Premium and the Guideline Level Premium are as set forth in the Policy.

The Guideline Premium Test requires a life insurance policy to meet minimum ratios of life insurance coverage to policy value. This is achieved by ensuring that the death benefit is at all times at least equal to the Minimum Death Benefit. The Minimum Death Benefit on any date is defined as the Policy Value on that date times the applicable minimum death benefit percentage for the Attained Age of the life insured. See "Death Benefits - Minimum Death Benefit."

The Guideline Premium Test restricts the maximum premiums that may be paid into a life insurance policy for a given death benefit. The policy's death benefit must also be at least equal to the Minimum Death Benefit.

Changes to the Policy may affect the maximum amount of premiums, such as:

-     a change in the Policy's Face Amount.

-     a change in the death benefit option.

-     partial withdrawals.

-     addition or deletion of Supplementary Benefits.

Any of the above changes could cause the total premiums paid to exceed the new maximum limit. In this situation, the Company may refund any excess premiums paid. In addition, these changes could reduce the future premium limitations.

DEATH BENEFITS

If the Policy is in force at the time of the death of the life insured, the Company will pay an insurance benefit. The amount payable will be the death benefit under the selected death benefit option, plus any amounts payable under any Supplementary Benefits added to the Policy, less the Policy Debt and less any outstanding monthly deductions due. The insurance benefit will be paid in one lump sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, the Company will pay interest from the date of death to the date of payment. If the life insured should die after we receive a request for surrender, no insurance benefit will be payable, and we will pay only the Net Cash Surrender Value.

DEATH BENEFIT OPTIONS

There are two death benefit options, described below. The actual death benefit is the amount shown below under the applicable death benefit option or, if greater, the Minimum Death Benefit as described below.

DEATH BENEFIT OPTION 1

Under Option 1, the death benefit is the Face Amount of the Policy at the date of death.

DEATH BENEFIT OPTION 2

Under Option 2, the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death.

If on the date of death of the insured, the Policy is being kept in force under the No-Lapse Guarantee provision, the death benefit will be the Face Amount of the Policy only.

If any partial withdrawals are made, the death benefit, whether it is Option 1 or 2, will be less than it would be if no withdrawals were made. Making a partial withdrawal will result in a reduction in the Face Amount of insurance for Death Benefit Option 1. See "Policy Surrender and Partial Withdrawals - Reduction in Face Amount due to a Partial Withdrawal."

If the life insured should die during a grace period, the death benefit will be reduced by the amount of any monthly deductions due, and the Policy Value will be calculated as of the date of the default giving rise to the grace period.

MINIMUM DEATH BENEFIT.

The Minimum Death Benefit depends on whether the policyowner elected the Guideline Premium Test or the Cash Value Accumulation Test for qualification of the Policy as life insurance under the Code. See "Issuing a Policy - Life Insurance Qualification."


If you elected the Guideline Premium Test, the sum of the death benefit as described above and the benefit payable under any Supplementary Term Insurance on the life insured will never be less than the Policy Value at the date of death multiplied by the applicable minimum death benefit percentage in the table below.

                   TABLE OF MINIMUM DEATH BENEFIT PERCENTAGES



                       ATTAINED AGE      APPLICABLE PERCENTAGE
                       40 and under               250%
                            45                    215%
                            50                    185%
                            55                    150%
                            60                    130%
                            65                    120%
                            70                    115%
                            75                    105%
                            90                    105%
                        95 and above              100%

For ages not shown, the applicable percentage can be found by reducing the above applicable percentages proportionately.


If you elected the Cash Value Accumulation Test, on any date the sum of the death benefit as described above, plus the benefit payable under any Supplementary Term Insurance on the life insured, will always be equal to the amount required on such date to produce a Policy Value that does not exceed the Net Single Premium required to fund future benefits under the policy.

CHANGING THE DEATH BENEFIT OPTION

You may change the death benefit option as described below once each Policy Year after the first Policy Year by submitting a written request for a change to our Service Office. The change will become effective as of the beginning of the next Policy Month following the date we approve the request. The Company reserves the right to limit a request for a change if the change would cause the Policy to fail to qualify as life insurance for tax purposes. We will not allow a change in death benefit option if it would cause the Face Amount to decrease below $100,000.

A change in the death benefit option will result in a change in the Policy's Face Amount in order to avoid any change in the amount of the death benefit, as follows:

CHANGE FROM OPTION 1 TO OPTION 2

The new Face Amount will be equal to the Face Amount prior to the change minus the Policy Value as of the date of the change.

CHANGE FROM OPTION 2 TO OPTION 1

The new Face Amount will be equal to the Face Amount prior to the change plus the Policy Value as of the date of the change.


No new Surrender Charges will apply to an increase in Face Amount solely due to a change in the death benefit option.

CHANGING THE FACE AMOUNT

Subject to the limitations stated in this prospectus, you may, upon written request, increase or decrease the Face Amount of the Policy. The Company reserves the right to limit a change in Face Amount so as to prevent the Policy from failing to qualify as life insurance for tax purposes.

INCREASE IN FACE AMOUNT

You may increase the Face Amount once each Policy Year after the first Policy Year. Any increase in Face Amount must be at least $50,000 or such other Minimum Face Amount Increase as the Company may establish on 90 days written notice to you. An increase will become effective at the beginning of the Policy Month following the date we approve the requested increase. Increases in Face Amount are subject to satisfactory evidence of insurability. We reserve the right to refuse a requested increase if the life insured's Attained Age at the effective date of the increase would be greater than the maximum issue age for new Policies at that time.

NEW SURRENDER CHARGES FOR AN INCREASE

An increase in Face Amount will usually result in the Policy being subject to new Surrender Charges. The new Surrender Charges will be computed as if a new Policy were being purchased for the increase in Face Amount. The premiums attributable to the new Face Amount will not exceed the Surrender Charge Premium Limit associated with that increase. There will be no new Surrender Charges associated with restoration of a prior decrease in Face Amount. As with the purchase of a Policy, a policyowner will have a right to examine with respect to any increase resulting in new Surrender Charges.

An additional premium may be required for a Face Amount increase, and a new No-Lapse Guarantee Premium will be determined, if the No-Lapse Guarantee is in effect at the time of the face amount increase.

INCREASE WITH PRIOR DECREASES

If, at the time of the increase, there have been prior decreases in Face Amount, these prior decreases will be restored first. The insurance coverage eliminated by the decrease of the oldest Face Amount will be deemed to be restored first.

CHANGING BOTH THE FACE AMOUNT AND THE DEATH BENEFIT OPTION

If you request to change both the Face Amount and the death benefit option in the same month, the death benefit option change shall be deemed to occur first.

DECREASE IN FACE AMOUNT

Decreases in Face Amount may be made once each Policy Year after the first Policy Year. Any decrease in Face Amount must be at least $50,000 or such other Minimum Face Amount Decrease as the Company may establish on 90 days written notice to you. A written request from a policyowner for a decrease in the Face Amount will be effective at the beginning of the Policy Month following the date we approve the requested decrease. If there have been previous increases in Face Amount, the decrease will be applied to the most recent increase first and thereafter to the next most recent increases successively. Under no circumstances should the sum of all decreases cause the Policy to fall below the minimum Face Amount of $100,000. For information on Surrender Charges on a decrease in Face Amount, see "Charges and Deductions - Surrender Charges."

PREMIUM PAYMENTS

INITIAL PREMIUMS

No premiums will be accepted prior to receipt of a completed application by the Company. All premiums received prior to the Effective Date of the Policy will be held in the general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust.

The minimum initial premium is one-twelfth of the No-Lapse Guarantee Premium.

On the later of the Effective Date or the date a premium is received, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with the policyowner's instructions unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period.

SUBSEQUENT PREMIUMS

After the payment of the initial premium, premiums may be paid at any time and in any amount until the life insured's Attained Age 100, subject to the limitations on premium amount described below.

A Policy will be issued with a planned premium, which is based on the amount of premium the policyowner wishes to pay. We will send notices to the policyowner setting forth the planned premium at the payment interval selected by the policyowner. However, the policyowner is under no obligation to make the indicated payment.

The Company may refuse any premium payment that would cause the Policy to fail to qualify as life insurance under the Code. We also reserve the right to request evidence of insurability if a premium payment would result in an increase in the death benefit that is greater than the increase in Policy Value.

Payment of premiums will not guarantee that the Policy will stay in force. Conversely, failure to pay premiums will not necessarily cause the Policy to lapse.

All Net Premiums received on or after the Effective Date will be allocated among Investment Accounts or the Fixed Account as of the Business Day we receive the premiums at our Service Office unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period. Monthly deductions are due on the Policy Date and at the beginning of each Policy Month thereafter. However, if due prior to the Effective Date, they will be taken on the Effective Date instead of the dates they were due.

MAXIMUM PREMIUM LIMITATION

If the Policy is issued under the Guideline Premium Test, in no event may the total of all premiums paid exceed the then current maximum premium limitations established by federal income tax law for a Policy to qualify as life insurance.

If, at any time, a premium is paid which would result in total premiums exceeding the above maximum premium limitation, the Company will only accept that portion of the premium which will make the total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the then current maximum premium limitation.

PREMIUM ALLOCATION

Premiums may be allocated to the Fixed Account for accumulation at a rate of interest equal to at least 3% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Fixed Account are made as a percentage of the premium. The percentage allocation to any account may be any whole number between zero and 100, provided the total allocation equals 100. You may change the way in which premiums are allocated at any time without charge. The change will take effect on the date a written request for change satisfactory to the Company is received at the Service Office. Changes may also be made by telephone if a valid authorization form is on file with us.

INVESTMENT CREDIT

After the tenth policy anniversary, we may credit your Investment Account annually on the Policy Anniversary Date with an amount equal to the percentage credit listed below multiplied by the value of your Investment Account on this date, provided the Investment Account is not subject to an existing loan. The investment credit percentages are 0.075% for policy anniversary years 11-20 and 0.175% thereafter. Any credit will be added to your Investment Account according to your most recent allocation instructions. This credit is not guaranteed and we reserve the right to discontinue making such payments at any time.

CHARGES AND DEDUCTIONS

The Company makes various charges under the Policy. Charges are deducted from premiums, monthly from Policy Values and upon surrender of a Policy, a decrease in Face Amount, and a partial withdrawal or lapse of a Policy. These charges are discussed below.

The Policy may be issued with either one of two optional riders, the Cash Value Enhancement Rider and the Cash Value Enhancement Plus Rider. Adding either rider to the Policy will alter certain charges under the Policy. The charges associated with these riders are discussed under "Other Provisions of the Policy
- Cash Value Enhancement Riders."

PREMIUM CHARGES

During the first 10 Policy Years, Manulife New York deducts a premium charge from each premium payment equal to 7.5% of the premium. Thereafter, the premium charge is equal to 5% of the premium. The premium charge is designed to cover a portion of the Company's acquisition and sales expenses and premium taxes. Premium taxes vary from state to state, ranging from 0% to 3.5%.

SURRENDER CHARGES

The Company will deduct a Surrender Charge if, during the first 15 years (or during the shorter periods noted below) following the Policy Date or the effective date of a Face Amount increase:

      -     the Policy is surrendered for its Net Cash Surrender Value,

      -     a partial withdrawal is made,

      - the Face Amount is decreased in excess of the Surrender Charge Decrease Exemption, and

      -     the Policy lapses.

The Surrender Charge, together with a portion of the premium charge, is designed to compensate the Company for some of the expenses it incurs in selling and distributing the Policies, including agents' commissions, advertising, agent training and the printing of prospectuses and sales literature. The Surrender Charge is calculated separately for the initial Face Amount and each Face Amount increase.

The Surrender Charge period varies based on the age of the Insured on the date of issuance of the Policy or the date of any Face Amount increase (as applicable) as follows:

          Age      Surrender Charge Period

          0-50        15 Years
          51          14 Years
          52          13 Years
          53          12 Years
          54          11 Years
          55+         10 Years

The Surrender Charge is the sum of (i) plus (ii), multiplied by (iii), multiplied by the applicable Grading Percentage, where:

(i)   is the Rate per $1000 of initial Face Amount (or Face Amount increase);

(ii) is 120% of the lesser of (a) the premiums paid in the first two Policy Years per $1000 of initial Face Amount (or the premiums attributable to each $1000 of Face Amount increase in the two years following the increase) or (b) the Surrender Charge Premium Limit set out in the Policy for the initial Face Amount (or furnished by the Company with respect to a Face Amount increase); and

(iii) is the initial Face Amount (or the Face Amount increase) divided by 1000.

The Rate per $1000 of initial Face Amount is based on the life insured's Age at issuance of the Policy and the death benefit option in effect. The Rate per $1000 of Face Amount increase is based on the life insured's Attained Age and the death benefit option in effect at the time of an increase. The Rates per $1000 are set forth in the following table.

              TABLE OF GUARANTEED SURRENDER CHARGE RATES PER $1000
                     OF FACE AMOUNT OR FACE AMOUNT INCREASE

               AGE AT ISSUANCE OR
                 ATTAINED AGE AT      DEATH BENEFIT       DEATH BENEFIT
                     INCREASE           OPTION 1             OPTION 2
                     --------           --------             --------
                     25 or less          $7.54               $6.50
                     26 - 35             $6.61               $5.78
                     36 - 45             $6.09               $4.85
                     46 - 55             $4.13               $4.65
                     56 - 65             $2.99               $1.96
                     66 +                $2.48               $1.96


The Grading Percentage varies with the Policy Month in which the transaction causing the assessment of the Surrender Charge occurs. As indicated in the following table, the Grading Percentage starts at 100% for the first Policy Month and grades down evenly each Policy Year reaching zero at the end of a maximum of 15 years.

                  GRADING PERCENTAGES DURING THE SURRENDER CHARGE PERIOD
             (Applicable to the Initial Face Amount and Subsequent Increases)
                  The Grading Percentages Will Not Exceed The Following:


  SURRENDER            AGE AND GRADING PERCENTAGE**
   CHARGE     ------------------------------------------
   PERIOD*    0-50    51      52     53      54      55+

      1      100%    100%    100%   100%    100%    100%
      2       93%     93%     92%    92%     91%     90%
      3       87%     86%     85%    83%     82%     80%
      4       80%     79%     77%    75%     73%     70%
      5       73%     71%     69%    67%     64%     60%
      6       67%     64%     62%    58%     55%     50%
      7       60%     57%     54%    50%     45%     40%
      8       53%     50%     46%    42%     36%     30%
      9       47%     43%     38%    33%     27%     20%
     10       40%     36%     31%    25%     18%     10%
     11       33%     29%     23%    17%      9%      0%
     12       27%     21%     15%     8%      0%
     13       20%     14%      8%     0%
     14       13%      7%      0%
     15        7%      0%
     16        0%

* The Grading Percentages shown are at the beginning of each Policy Year. Proportionate Grading Percentages apply for other Policy Months.

** Age for the Initial Face amount refers to the Age at Policy Date. For a subsequent Face Amount increase, Age refers to the attained age at the time of the increase.

ILLUSTRATION OF SURRENDER CHARGE CALCULATION

ASSUMPTIONS

-     45 year old male (standard risk and nonsmoker status)

-     Death Benefit Option 1

-     $20,000 in premiums have been paid on the Policy in the first Policy Year

- Surrender Charge Premium Limit for the Policy is $16.06 per $1000 of Face Amount.

- Face Amount of the Policy at issue is $500,000 and no increases have occurred

-     Policy is surrendered during the first month of the first policy year.

SURRENDER CHARGE

The Surrender Charge to be assessed would be $12,680 determined as follows:

(1) First, the applicable Rate per $1000 of initial Face Amount as set forth in the table above ($6.09) is added to 120% of the lesser of the premiums paid per $1000 of initial Face Amount or the Surrender Charge Premium Limit.

$6.09 plus (120%) x [the lesser of $20,000/(500,000/1000) or $16.06] = $25.36.

(2) Next, this figure is multiplied by the initial Face Amount divided by 1000.

$25.36 x [500,000/1000 or 500] = $12,680.

(3) Finally, the figure obtained in step 2 is multiplied by the applicable Grading Percentage for the first month of the first Policy Year (100%).

$12,680 x 100% = $12,680.

Depending upon the Face Amount of the Policy, the Age of the life insured at issuance, premiums paid under the Policy and the performance of the underlying investment options, the Policy may have no Cash Surrender Value and, therefore, the policyowner may receive no surrender proceeds upon surrendering the Policy.

SURRENDER CHARGES ON A PARTIAL WITHDRAWAL

A partial withdrawal made during the Surrender Charge Period will result in the assessment of a pro-rata portion of the Surrender Charges to which the Policy is subject. The portion of the Surrender Charges assessed will be based on the ratio of the amount of the withdrawal to the Net Cash Surrender Value of the Policy as of the date of the withdrawal. It will equal (a) divided by (b), multiplied by (c), where:

(a) is the amount of the partial Net Cash Surrender Value withdrawal;
(b) is the Net Cash Surrender Value prior to the withdrawal; and
(c) is the current total Surrender Charge prior to the withdrawal.

The Surrender Charges will be deducted from the Policy Value at the time of the partial withdrawal on a pro-rata basis from each of the Investment Accounts and the Fixed Account unless you direct that the Surrender Charges be deducted from one or more Investment Accounts or the Fixed Account. If the amount in the accounts is not sufficient to pay the Surrender Charges assessed, then the amount of the withdrawal will be reduced.

Whenever a portion of the Surrender Charges is deducted as a result of a partial withdrawal, the Policy's remaining Surrender Charges will be reduced in the same proportion that the Surrender Charge deducted bears to the total Surrender Charge immediately before the partial withdrawal.

SURRENDER CHARGE ON DECREASE IN FACE AMOUNT

If the Face Amount of insurance is decreased, a pro-rata Surrender Charge will be deducted from the Policy Value for decreases in excess of the Surrender Charge Decrease Exemption. A decrease in Face Amount caused by a change from Death Benefit Option 1 to Option 2 will not incur a pro-rata Surrender Charge. Each time a pro-rata Surrender Charge is deducted for a Face Amount decrease, the remaining Surrender Charge will be reduced in the same proportion that the Surrender Charge deducted bears to the total Surrender Charge immediately before the Face Amount decrease.

The Surrender Charge Decrease Exemption is 10% of the initial Face Amount. Once Cumulative Face Amount decreases exceed 10% of the initial Face Amount, the Surrender Charge Decease Exemption no longer applies and a surrender charge will be applied to Face Amount decreases in excess of the Exemption amount. This amount is set at issuance of the Policy and applies to decreases in the initial Face Amount of insurance only. This exemption does not apply to a full surrender of the Policy or a partial withdrawal of Net Cash Surrender Value.

MONTHLY DEDUCTIONS

On the Policy Date and at the beginning of each Policy Month, a deduction is taken from the Net Policy Value to cover certain charges in connection with the Policy until the Policy Anniversary when the life insured reaches Attained Age 100, unless certain riders are in effect in which case such charges may continue. If there is a Policy Debt under the Policy, loan interest and principal will continue to be payable at the beginning of each Policy Month. Monthly deductions due prior to the Effective Date will be taken on the Effective Date instead of the dates they were due. These monthly deductions consist of:

-     an administration charge;

-     an asset-based risk charge;

-     a face amount charge; and

-     a cost of insurance charge.

If applicable, there may be additional monthly charges for any Supplementary Benefits added to the Policy.

All of the monthly deductions, except for the asset-based risk charge, may be allocated among the Investment Accounts and the Fixed Account as specified by the policyowner and approved by us. Absent such specification, the monthly deductions, except the asset-based risk charge, will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy value in each bears to the Net Policy Value. The asset-based risk charge will be allocated among the Investment Accounts in the same proportion as the value in each Investment Account bears to the total value of all Investment Accounts.

ADMINISTRATION CHARGE

The administration charge is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under the Policy. During the first 5 Policy Years, this monthly charge will be $40. For all subsequent Policy Years, the monthly administration charge will be $20.

FACE AMOUNT CHARGE

There is a monthly per $1000 Face Amount charge. The monthly charge per $1000 of Face Amount varies by the Age of the life insured at issuance (or the Attained Age of the life insured at the time of an increase) and the death benefit option in effect as set forth in the following table. This charge applies to the Face Amount for the first 10 Policy Years.


                                           Death       Death
                                           Benefit     Benefit
                                           Option 1    Option 2
                                           --------    --------
                              Age*/        First Ten   First Ten
                              Attained     Policy      Policy
                              Age*         Years       Years
                              ----         -----       -----
                              25 or less   $0.08       $0.04
                              35           $0.11       $0.06
                              45           $0.22       $0.10
                              55           $0.31       $0.17
                              65           $0.60       $0.39
                              75           $0.89       $0.61
                              85+          $1.18       $0.83

* The monthly charge for non-decennial ages is found by interpolating the two current tabular entries.


ASSET-BASED RISK CHARGE

A charge is assessed against the Investment Accounts monthly at an annual rate of 0%. This rate is guaranteed not to exceed 0.30%. This charge is to compensate the Company for the sales, administrative and other expenses it may incur. The Company will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policy.

COST OF INSURANCE CHARGE

The monthly cost of insurance charge is determined as the rate of the cost of insurance for a specific Policy Month, as described below, multiplied by the net amount at risk.

For Death Benefit Option 1, the net amount at risk is equal to the greater of zero or the result of (a) minus (b), where:

(a) is the Face Amount of insurance as of the first day of the Policy Month, divided by 1.0024663; and

(b) is the Policy Value as of the first day of the Policy Month after the deduction of all charges other than the monthly cost of insurance.

For Death Benefit Option 2, the net amount at risk is equal to the Face Amount of insurance as of the first day of the Policy Month, divided by 1.0024663.

The rates for the cost of insurance, as of the Policy Date and subsequently for each Face Amount increase, are based on the life insured's Age, sex and Risk Classification, the duration that coverage has been in force and the net amount at risk.

The Company applies unisex rates where appropriate under the law. This currently includes the state of Montana and policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs.

The cost of insurance rates reflect the Company's expectations as to future mortality experience. The rates may be re-determined from time to time on a basis which does not unfairly discriminate within any class of life insured. In no event will the cost of insurance rates exceed the guaranteed rates set forth in the Policy except to the extent that an extra charge is imposed because of an additional rating applicable to the life insured. After the first Policy Year, the cost of insurance will generally increase on each Policy Anniversary. The guaranteed rates are based on a unismoker version of the 1980 Commissioners, Age Nearest Birthday, Mortality tables.

CHARGES FOR TRANSFERS

A charge of $25 will be imposed on each transfer in excess of twelve in a Policy Year. The charge will be deducted from the Investment Account or the Fixed Account to which the transfer is being made. All transfer requests received by the Company on the same Business Day are treated as a single transfer request.

REDUCTION IN CHARGES

The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. The Company reserves the right to reduce any of the Policy's charges in certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commission or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, expected persistency of the individual Policies, and any other circumstances which the Company believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. The Company may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

SPECIAL PROVISIONS FOR EXCHANGES

The Company will permit owners of certain fixed life insurance contracts issued by the Company to exchange their contracts for the Policies described in this prospectus (and likewise, owners of Policies described in this prospectus may also exchange their Policies for certain fixed life insurance contracts issued by the Company). Policyowners considering an exchange should consult their tax advisor as to the tax consequences of an exchange.

COMPANY TAX CONSIDERATIONS

At the present time, the Company makes no specific charge to the Separate Account for any federal, state, or local taxes that the Company incurs that may be attributable to the Separate Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

POLICY VALUE

DETERMINATION OF THE POLICY VALUE

A Policy has a Policy Value, a portion of which is available to the policyowner by making a policy loan or partial withdrawal, or upon surrender of the Policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.

INVESTMENT ACCOUNTS

An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

FIXED ACCOUNT

Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by Manulife New York. For a detailed description of the Fixed Account, see "The General Account - Fixed Account."

LOAN ACCOUNT

Amounts borrowed from the Policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate which is equal to the amount charged on the outstanding Policy Debt less the Loan Interest Credited Differential. For a detailed description of the Loan Account, see "Policy Loans - Loan Account".

UNITS AND UNIT VALUES

CREDITING AND CANCELING UNITS

Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are canceled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or canceled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

A Business Day is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled day-time trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.

Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day which is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made on the next Business Day.

UNIT VALUES

The value of a unit of each sub-account was initially fixed at $10.00 or $12.00. For each subsequent Business Day the unit value for that sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for the sub-account on such subsequent Business Day.

The net investment factor for a sub-account on any Business Day is equal to (a) divided by (b) where:

(a) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day; and

(b) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day.

The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

TRANSFERS OF POLICY VALUE

At any time, the policyowner may transfer Policy Value from one sub-account to another or to the Fixed Account. Transfers involving the Fixed Account are subject to certain limitations noted below under "Transfers Involving Fixed Accounts." Transfer requests must be in writing in a form satisfactory to the Company, or by telephone if a currently valid telephone transfer authorization for is on file.

We reserve the right to impose limitations on transfers, including the maximum amount that may be transferred. We reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law. Transfers may also be delayed when any of the events described under items (i) through (iii) in "Payment of Proceeds" occurs. Transfer privileges are also subject to any restrictions that may be imposed by the Trust. In addition, we reserve the right to defer the transfer privilege at any time when we are unable to purchase or redeem shares of the Trust.

While the Policy is in force, you may transfer the Policy Value from any of the Investment Accounts to the Fixed Account without incurring transfer charges:

(a)   within eighteen months after the Issue Date; or

(b) within 60 days of the effective date of a material change in the investment objectives of any of the sub-accounts or within 60 days of the date of notification of such change, whichever is later.

Such transfers will not count against the twelve transfers that may be made without assessment of a fee in any Policy Year.

TRANSFERS INVOLVING FIXED ACCOUNT

The maximum amount that you may transfer from the Fixed Account in any one Policy Year is the greater of $500 or 15% of the Fixed Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust.

TELEPHONE TRANSFERS

Although failure to follow reasonable procedures may result in the Company being liable for any losses resulting from unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone that the Company reasonably believes to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.

DOLLAR COST AVERAGING

The Company offers policyowners an optional Dollar Cost Averaging ("DCA") program. Under the DCA program, the policyowner will designate an amount which will be transferred monthly from one Investment Account into any other Investment Account(s) or the Fixed Account. The charge for a transfer made under the DCA program will not exceed $5. The Company will provide you with 90 days' written notice of any change in the current charge. If insufficient funds exist to effect a DCA transfer, the transfer will not be effected and the policyowner will be so notified.

The Company reserves the right to cease to offer this program as of 90 days after written notice of termination is sent to the policyowner.

ASSET ALLOCATION BALANCER TRANSFERS

Under the optional Asset Allocation Balancer program, the policyowner will designate an allocation of Policy Value among Investment Accounts. At six-month intervals beginning six months after the Policy Date, the Company will transfer amounts among the Investment Accounts as necessary to maintain the policyowner's chosen allocation. A change to the policyowner's premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless the policyowner either instructs the Company otherwise or has elected the DCA program. The charge for a transfer made under the Asset Allocation Balancer program will not exceed $15. The Company will provide you with 90 days' written notice of any change in the current charge.

The Company reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

POLICY LOANS

While a Policy is in force and has an available loan value, a policyowner may borrow against the Policy Value in an amount not to exceed the Maximum Loanable Amount. The Policy serves as the only security for the loan. Policy loans may have tax consequences. See "Tax Treatment of Policy Benefits - Interest on Policy Loans After Year 10" and "Tax Treatment of Policy Benefits - Policy Loan Interest."

EFFECT OF POLICY LOAN

A Policy loan will have an effect on future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Portfolios or increasing in value at the rate of interest credited for amounts allocated to the Fixed Account. A Policy loan may cause a Policy to be more susceptible to going into default since a policy loan will be reflected in the Net Cash Surrender Value. See "Lapse and Reinstatement." In addition, a Policy loan may result in a Policy failing to satisfy the No-Lapse Guarantee Cumulative Premium Test since the Policy Debt is subtracted from the sum of the premiums paid in determining whether this test is satisfied. Finally, a Policy loan will affect the amount payable on the death of the life insured, since the death benefit is reduced by the Policy Debt at the date of death in arriving at the insurance benefit.

INTEREST CHARGED ON POLICY LOANS

Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. During the first 10 Policy Years, the rate of interest charged will be an effective annual rate of 5.25%. Thereafter, the rate of interest charged will be an effective annual rate of 4%. If the interest due on a Policy Anniversary is not paid by the policyowner, the interest will be borrowed against the Policy and added to the Policy Debt.

Interest on the Policy Debt will continue to accrue daily if there is an outstanding loan when monthly deductions and premium payments cease at the life insured's Attained Age 100. The Policy will go into default at any time the Policy Debt exceeds the Policy Value. At least 61 days prior to termination, the Company will send you a notice of the pending termination. Payment of interest on the Policy Debt during the 61-day grace period will bring the Policy out of default.

LOAN ACCOUNT

When a loan is made, an amount equal to the loan principal, plus interest to the next Policy Anniversary, will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. Amounts transferred into the Loan Account cover the loan principal plus loan interest due to the next Policy Anniversary. The policyowner may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

INTEREST CREDITED TO THE LOAN ACCOUNT

Interest will be credited to amounts in the Loan Account at an effective annual rate of 4%. This rate is guaranteed not to be less than 3.5%. The actual rate credited is equal to the rate of interest charged on the policy loan less the Loan Interest Credited Differential, which is currently 1.25% during the first ten policy years and 0% thereafter, and is guaranteed not to exceed 1.25% during the first ten policy years and 0.5% thereafter. The Company may change the Loan Interest Credited Differential as of 90 days after sending you written notice of such change.

For a Policy that is not a Modified Endowment Contract ("MEC"), the tax consequences associated with a loan interest credited differential of 0% are unclear. A tax advisor should be consulted before effecting a loan to evaluate the tax consequences that may arise in such a situation. If we determine, in our sole discretion, that there is a substantial risk that a loan will be treated as a taxable distribution under federal tax law as a result of the differential between the credited interest rate and the loan interest rate, we retain the right to increase the loan interest rate to an amount that would result in the transaction being treated as a loan under federal tax law.

LOAN ACCOUNT ADJUSTMENTS

On the first day of each Policy Anniversary the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Fixed Account. Amounts transferred to the Loan Account will be taken from the Investment Accounts and the Fixed Account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value.

LOAN REPAYMENTS

You may repay the Policy Debt in whole or in part at any time prior to the death of the life insured, provided that the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts. We will allocate loan repayments first to the Fixed Account until the associated Loan Sub-Account is reduced to zero and then to each Investment Account in the same proportion as the value in the corresponding Loan Sub-Account bears to the value of the Loan Account.

Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums. Where permitted by applicable state law, when a portion of the Loan Account amount is allocated to the Fixed Account, the Company may require that any amounts paid to it be applied to outstanding loan balances.

POLICY SURRENDER AND PARTIAL WITHDRAWALS

POLICY SURRENDER

You may surrender a Policy for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any Surrender Charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the Policy Debt. If there have been any prior Face Amount increases, the Surrender Charge will be the sum of the Surrender Charge for the Initial Face Amount plus the Surrender Charge for each increase. The Net Cash Surrender Value will be determined as of the end of the Business Day on which we receive the Policy and your written request for surrender at our Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate.

PARTIAL WITHDRAWALS

You may make a partial withdrawal of the Net Cash Surrender Value once each Policy Month after the first Policy Anniversary. You may specify the portion of the withdrawal to be taken from each Investment Account and the Fixed Account. In the absence of instructions, the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. For information on Surrender Charges on a partial withdrawal, see "Charges and Deductions - Surrender Charges."

Withdrawals will be limited if they would otherwise cause the Face Amount to fall below $100,000.

REDUCTION IN FACE AMOUNT DUE TO A PARTIAL WITHDRAWAL

If Death Benefit Option 1 is in effect when a partial withdrawal is made and the death benefit equals the Face Amount, the Face Amount of the Policy will be reduced by the amount of the withdrawal plus any applicable Surrender Charge. Otherwise, if the death benefit is the Minimum Death Benefit as described under "Death Benefit - Minimum Death Benefit," the Face Amount will be reduced by the amount, if any, by which the withdrawal plus the pro-rata Surrender Charge exceeds the difference between the death benefit and the Face Amount plus the Premium Death Benefit Account.

If Death Benefit Option 2 is in effect, partial withdrawals do not affect the Face Amount of a Policy.

LAPSE AND REINSTATEMENT

LAPSE

Unless the No-Lapse Guarantee is in effect, a Policy will go into default if at the beginning of any Policy Month the Policy's Net Cash Surrender Value would be zero or BELOW after deducting the monthly deduction then due. Therefore, a Policy could lapse eventually if increases in Policy Value (prior to deduction of Policy charges) are not sufficient to cover Policy charges. A lapse could have adverse tax consequences as described under "Tax Treatment of the Policy - Tax Treatment of Policy Benefits - Surrender or Lapse." The Company will notify the policyowner of the default and will allow a 61 day grace period in which you may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium charge. If we do not receive the required payment by the end of the grace period, the Policy will terminate with no value.

NO-LAPSE GUARANTEE

As long as the No-Lapse Guarantee Cumulative Premium Test is satisfied during the No-Lapse Guarantee Period, as described below, the Company will guarantee that the Policy will not go into default even if adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to fall to zero or below during such period.

The Monthly No-Lapse Guarantee Premium is one-twelfth of the No-Lapse Guarantee Premium.

The No-Lapse Guarantee Premium is set at issuance of the Policy and reflects any Additional Rating and Supplementary Benefits, if applicable. It is subject to change if there is (i) a change in the Face Amount of the Policy, (ii) a change of the death benefit option , (iii) a decrease in the Face Amount of insurance due to a partial withdrawal, or (iv) any change in the Supplementary Benefits added to the Policy or the Risk Classification of the life insured.

The No-Lapse Guarantee Period is described under "Definitions."

While the No-Lapse Guarantee is in effect, the Company will determine, at the beginning of any Policy Month that a Policy would otherwise be in default, whether the No-Lapse Guarantee Cumulative Premium Test, described below, has been met. If the test has not been satisfied, the Company will notify the policyowner of that fact and allow a 61-day grace period in which you may make a premium payment sufficient to keep the policy from going into default. This required payment, as described in the notification, will be equal to the lesser of:

(a) the outstanding premium requirement to satisfy the No-Lapse Guarantee Cumulative Premium Test at the date of default plus the Monthly No-Lapse Guarantee Premium due for the next two Policy Months, or

(b) the amount necessary to bring the Net Cash Surrender Value to zero plus the monthly deductions due, plus the next two monthly deductions plus the applicable premium charge.

If we do not receive the required payment by the end of the grace period, the No-Lapse Guarantee and the Policy will terminate.

NO-LAPSE GUARANTEE CUMULATIVE PREMIUM TEST

The No-Lapse Guarantee Cumulative Premium Test is satisfied if, as of the beginning of the Policy Month that your Policy would otherwise be in default, the sum of all premiums paid to date, less any Policy Debt and less any gross withdrawals taken on or before the date of the test, is equal to or exceeds the sum of the Monthly No-Lapse Guarantee Premiums due from the Policy Date to the date of the test.

DEATH DURING GRACE PERIOD

If the life insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit will be reduced by any outstanding monthly deductions due at the time of death.

REINSTATEMENT

A policyowner may, by making a written request, reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

(a) Evidence of the life insured's insurability, satisfactory to the Company, is provided to the Company; and

(b) A premium equal to the amount that was required to bring the Policy out of default immediately prior to termination, plus the amount needed to keep the Policy in force to the next scheduled date for payment of the Planned Premium, must be paid to the Company.

If the reinstatement is approved, the date of reinstatement will be the later of the date we approve the policyowner's request or the date we receive the required payment at our Service Office. In addition, any Surrender Charges will be reinstated to the amount they were at the date of default. The Policy Value on the date of reinstatement, prior to the crediting of any Net Premium paid on the reinstatement, will be equal to the Policy Value on the date the Policy terminated.

THE GENERAL ACCOUNT

The general account of Manulife New York consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, Manulife New York has sole discretion over the investment of the assets of the general account.

By virtue of exclusionary provisions, interests in the general account of Manulife New York have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

FIXED ACCOUNT

A policyowner may elect to allocate net premiums to the Fixed Account or to transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. The Company will hold the reserves required for any portion of the Policy Value allocated to the Fixed Account in its general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.

POLICY VALUE IN THE FIXED ACCOUNT

The Policy Value in the Fixed Account is equal to:

      (a) the portion of the net premiums allocated to it; plus

      (b) any amounts transferred to it; plus

      (c) interest credited to it; less

      (d) any charges deducted from it; less

      (e) any partial withdrawals from it; less

      (f) any amounts transferred from it.

INTEREST ON THE FIXED ACCOUNT

An allocation of Policy Value to the Fixed Account does not entitle the policyowner to share in the investment experience of the general account. Instead, we guarantee that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of the general account. Consequently, if you pay the planned premiums, allocate all net premiums only to the general account and make no transfers, partial withdrawals, or policy loans, the minimum amount and duration of the death benefit of the Policy will be determinable and guaranteed.

OTHER PROVISIONS OF THE POLICY

CASH VALUE ENHANCEMENT RIDERS

The Policy may be issued with one of two optional Cash Value Enhancement riders:
(1) the Cash Value Enhancement Rider or (2) the Cash Value Enhancement Plus Rider. The decision to add either one of these two riders to a Policy must be made at issuance of the Policy and, once made, is irrevocable. The benefit of these riders is that the Cash Surrender Value of a Policy is enhanced during the period for which Surrender Charges are applicable. Under the Cash Value Enhancement Rider, the enhancement is provided by reducing the Surrender Charge that would otherwise have applied upon Policy surrender or lapse. The Cash Value Enhancement Rider does not apply to decreases in Face Amount or partial withdrawals. Under the Cash Value Enhancement Plus Rider, there will be no Surrender Charge.

Under each of the riders, the enhancement in Cash Surrender Value is equal to the Surrender Charge multiplied by the applicable Cash Value Enhancement Factor. The applicable Cash Value Enhancement Factors under the two riders during the 10 years of the Surrender Charge Period are set forth below:

                         CASH VALUE ENHANCEMENT FACTORS
          (Applicable to Initial Face Amount and Subsequent Increases)

                                   Cash Value         Cash Value Enhancement
              Policy Year      Enhancement Rider            Plus Rider
              -----------      -----------------            ----------
                   1                   90                      100
                   2                   80                      100
                   3                   60                      100
                   4                   40                      100
                   5                   20                      100
                   6+                  0                       100

Adding either of the Cash Value Enhancement riders to a Policy will alter certain of the charges under the Policy, as illustrated in the following table. There will be no change in the monthly administration and cost of insurance charges under the Policy.

                  COMPARATIVE MONTHLY CHARGES WITH ADDITION OF
                          CASH VALUE ENHANCEMENT RIDERS


        CHARGES                               THE POLICY
        -------                               ----------

      Premium Charge            7.5% for first 10 Policy Years and 5% thereafter

      Asset-Based Risk Charge   0% per Policy Year (guaranteed not to exceed 0.3%)

                                THE POLICY WITH CASH VALUE ENHANCEMENT RIDER
                                --------------------------------------------
      Premium Charge            8.5% for first 10 Policy Years and 5.5% thereafter

      Asset-Based Risk Charge   0% per Policy Year (guaranteed not to exceed 0.3%)

                                THE POLICY WITH CASH VALUE ENHANCEMENT PLUS RIDER
                                -------------------------------------------------
      Premium Charge            3.25% for first 10 Policy Years and 2.25% thereafter

      Asset-Based Risk Charge   1% per Policy Year for the first 15 Policy Years
                                (guaranteed not to exceed 1.30%) and 0.25% thereafter
                                (guaranteed not to exceed 0.55%)

RETURN OF PREMIUM RIDER DEATH BENEFIT

The Policy may be issued with an optional Return of Premium Death Benefit rider if death benefit Option 1 is elected. This rider provides an additional death benefit payable upon the death of the life insured after the Company receives due proof of death. The Return of Premium Death Benefit is calculated as follows:

The Return of Premium Rider death benefit is equal to the initial premium. Any subsequent premiums will increase the rider death benefit at the time of the premium payment by the amount of the premium. Any partial withdrawal will reduce the death benefit at the time of withdrawal by an amount equal to the withdrawal plus any applicable Surrender Charge (except that the rider death benefit will not be reduced to less than zero).

After increases cease, the Company will not take into account any more premiums paid in determining the amount of the Return of Premium Death Benefit.

      Cessation of Increases. Increases in the Return of Premium Death Benefit coverage will cease at the earlier of:

      (a) the Policy Anniversary coincident with or next following the date we receive your written request for cessation of any further increases;

      (b) the beginning of the Policy Month coincident with or next following the date we approve your written request for a change to Death Benefit Option 2; or

      (c) the date as of which Monthly Deductions cease and no further premiums may be paid in determining the amount of the Return of Premium death benefit coverage.

      Decreases in Coverage. The Return of Premium Death Benefit may be decreased if requested by the policyowner. The decrease will take effect at the beginning of the Policy Month on or next following the date the Company approves the request. The Return of Premium Rider Death Benefit coverage will be reduced by the amount of the requested decreased. Decreases in the death benefit are not subject to pro-rata Surrender Charges.

      Partial Withdrawals. If the Policyowner makes a written request for a partial withdrawal of net cash surrender value while this rider is inforce, the Company will process the withdrawal so that it first reduces the amount of the Return of Premium Death Benefit coverage. Any withdrawals will be subject to a pro-rata surrender charge as described under "Charges and Deductions - Surrender Charges." In addition, the Face Amount will be reduced by the amount by which the withdrawal plus the Surrender Charge exceeds the amount of the Return of Premium Rider Death Benefit.

      No Lapse Guarantee. The No Lapse Guarantee provisions of the Policy apply to the Return of Premium Rider Death Benefit for the first two Policy Years only.

POLICYOWNER RIGHTS

Unless otherwise restricted by a separate agreement, the policyowner may, until the life insured's death:

      -     Vary the premiums paid under the Policy.

      -     Change the death benefit option.

      -     Change the premium allocation for future premiums.

      -     Transfer amounts between sub-accounts.

      -     Take loans and/or partial withdrawals.

      -     Surrender the contract.

      -     Transfer ownership to a new owner.

      - Name a contingent owner that will automatically become owner if the policyowner dies before the insured.

      -     Change or revoke a contingent owner.

      -     Change or revoke a beneficiary.

ASSIGNMENT OF RIGHTS

Manulife New York will not be bound by an assignment until it receives a copy of the assignment at its Service Office. We assume no responsibility for the validity or effects of any assignment.

BENEFICIARY

One or more beneficiaries of the Policy may be appointed by the policyowner by naming them in the application. Beneficiaries may be appointed in three classes
- primary, secondary, and final. Beneficiaries in the same class will share equally in the insurance benefit payable to them. Beneficiaries may be revocable or irrevocable. Unless an irrevocable designation has been elected, you may change the beneficiary during the life insured's lifetime by giving written notice to the Company in a form satisfactory to us. The change will take effect as of the date such notice is signed. If the life insured dies and there is no surviving beneficiary, the policyowner, or the policyowner's estate if the policyowner is the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, we will pay the insurance benefit as if the beneficiary had died before the life insured.

VALIDITY

The Company will not contest the validity of a Policy after it has been in force during any life insured's lifetime for two years from the Issue Date. We will not contest the validity of an increase in Face Amount, after such increase or addition has been in force during the lifetime of the life insured for two years. If a Policy has been reinstated and been in force during the lifetime of the life insured for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

MISSTATEMENT OF AGE OR SEX

If the stated age or sex, or both, of the life insured in the Policy are incorrect, we will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

SUICIDE EXCLUSION

If the life insured dies by suicide within two years after the Issue Date, the Policy will terminate and the Company will pay only the premiums paid less any partial Net Cash Surrender Value withdrawal and less any Policy Debt.

If the life insured dies by suicide within two years after the effective date of an increase in Face Amount, the death benefit for that increase will be limited to the Monthly Deductions taken for the increase.

The Company reserves the right to obtain evidence of the manner and cause of death of the life insured.

SUPPLEMENTARY BENEFITS

Subject to certain requirements, one or more Supplementary Benefits may be added to a Policy, including those providing accidental death coverage, waiving monthly deductions upon disability, and, in the case of corporate-owned policies, permitting a change of the life insured (a taxable event). More detailed information concerning these supplementary benefits may be obtained from an authorized agent of the Company. The cost, if any, for supplementary benefits will be deducted as part of the monthly deductions.

TAX TREATMENT OF THE POLICY

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present federal income tax laws nor of the current interpretations by the IRS. MANULIFE NEW YORK DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICY.

The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of such Policies in any such arrangement, the value of which depends in part on the tax consequences, is contemplated, a qualified tax advisor should be consulted for advice on the tax attributes of the particular arrangement.

The Company is taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, the Company's operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, the Company is not taxed on the investment income and capital gains of the Separate Account, but the operations of the Separate Account may reduce the Company's Federal income taxes. For example, the Company may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. The Company's use of these tax credits and deductions will not adversely affect or benefit the Separate Account. The Company does not anticipate that it will be taxed on the income and gains of the Separate Account in the future, but if the Company is, it may impose a corresponding charge against the Separate Account.

LIFE INSURANCE QUALIFICATION

There are several requirements that must be met for a Policy to be considered a Life Insurance Contract under the Code, and thereby to enjoy the tax benefits of such a contract:

- The Policy must satisfy the definition of life insurance under Section 7702 of the Code.

- The investments of the Separate Account must be "adequately diversified" in accordance with Section 817(h) of the Code and Treasury Regulations.

- The Policy must be a valid life insurance contract under applicable state law.

- The policyowner must not possess "incidents of ownership" in the assets of the Separate Account.

These four items are discussed in detail below.

DEFINITION OF LIFE INSURANCE

Section 7702 of the Code sets forth a definition of a life insurance contract for federal tax purposes. For a Policy to be a life insurance contract, it must satisfy either the Cash Value Accumulation Test or the Guideline Premium and the Cash Value Corridor Tests. By limiting cash value at any time to the net single premium that would be required in order to fund future benefits under the Policy, the Cash Value Accumulation Test in effect requires a minimum death benefit for a given Policy Value. The Guideline Premium Test also requires a minimum death benefit, but in addition limits the total premiums that can be paid into a Policy for a given amount of death benefit.

With respect to a Policy that is issued on the basis of a standard rate class, the Company believes (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a rate class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyowner pays the full amount of premiums permitted under the Policy.

The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such a Policy would not provide the tax advantages normally provided by a life insurance policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, the Company may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, the Company reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

DIVERSIFICATION

Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the Trust, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how the Trust's assets are to be invested. The Company believes that the Separate Account will thus meet the diversification requirement, and the Company will monitor continued compliance with the requirement.

STATE LAW

A policy must qualify as a valid life insurance contract under applicable state laws. State regulations require that the policyowner have appropriate insurable interest in the life insured. Failure to establish an insurable interest may result in the Policy not qualifying as a life insurance contract for federal tax purposes.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their Policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Policy has many more portfolios to which policyowners may allocate premium payments and Policy Values than were available in the policies described in the rulings. These differences could result in an owner being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

TAX TREATMENT OF POLICY BENEFITS

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

The Company believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, partial withdrawal, surrender, change in ownership, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyowner or beneficiary.

DEATH BENEFIT

The death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

In general, at the insured's death, an estate tax is imposed on assets that are treated as part of the insured's estate. Death benefits are included in the insured's estate if the estate is the beneficiary under the policy, if the insured owned the policy at death, or if the insured had retained certain incidents of ownership in the policy. In addition, if within three years of the insured's death, the insured made a gift of the policy or relinquished those incidents of ownership which would have otherwise caused the policy to be treated as part of the insured's estate, the death benefit will be included in the insured's estate.

CASH VALUES

Generally, the policyowner will not be deemed to be in constructive receipt of the Policy Value, including increments thereof, until there is a distribution. This includes additions attributable to interest, dividends, appreciation or gains realized on transfers among sub-accounts.

INVESTMENT IN THE POLICY

Investment in the Policy means:

- the aggregate amount of any premiums or other consideration paid for a Policy; minus

- the aggregate amount, other than loan amounts, received under the Policy which has been excluded from the gross income of the policyowner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract ("MEC"), to the extent such amount has been excluded from gross income, will be disregarded); plus

- the amount of any loan from, or secured by a Policy that is a MEC to the extent that such amount has been included in the gross income of the policyowner.

The repayment of a policy loan, or the payment of interest on a loan, does not affect the Investment in the Policy.

SURRENDER OR LAPSE

Upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of Policy Debt exceeds the total Investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

If, at the time of lapse or surrender, a Policy has a loan, the loan is extinguished and the amount of the loan is a deemed payment to the policyholder. If the amount of this deemed payment exceeds the investment in the contract, the excess is taxable income and is subject to Internal Revenue Service reporting requirements.

DISTRIBUTIONS

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a MEC.

DISTRIBUTIONS FROM NON-MEC'S

A distribution from a non-MEC is generally treated as a tax-free recovery by the policyowner of the Investment in the Policy to the extent of such Investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the Investment in the Policy. In general, loans from, or secured by, a non-MEC are not treated as distributions. Instead, such loans are treated as indebtedness of the policyowner. (But see the discussion of the tax treatment of loans made after year ten in the section "Interest on Policy Loans After Year 10").

FORCE OUTS

An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyowner in order for the Policy to continue to comply with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Changes include partial withdrawals and death benefit option changes.

DISTRIBUTIONS FROM MEC'S

Policies classified as MEC's will be subject to the following tax rules:

- First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the Investment in the Policy at such time.

- Second, loans taken from or secured by such a Policy and assignments or pledges of any part of its value are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan.

- Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

-     is made on or after the policyowner attains age 59-1/2;

-     is attributable to the policyowner becoming disabled; or

- is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and the policyowner's beneficiary.

These exceptions are not likely to apply in situations where the Policy is not owned by an individual.

Definition of Modified Endowment Contracts

Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts" or "MECs," which applies to Policies entered into or materially changed after June 20, 1988.

In general, a Policy will be a MEC if the accumulated premiums paid at any time during the first seven Policy Years exceed the "seven-pay premium limit". The seven-pay premium limit on any date is equal to the sum of the net level premiums that would have been paid on or before such date if the policy provided for paid-up future benefits after the payment of seven level annual premiums (the "seven-pay premium").

The rules relating to whether a Policy will be treated as a MEC are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyowner should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a MEC.

Material Changes

A Policy that is not a MEC may become a MEC if it is "materially changed." If there is a material change to the Policy, the seven year testing period for MEC status is restarted. The material change rules for determining whether a Policy is a MEC are complex. In general, however, the determination of whether a Policy will be a MEC after a material change generally depends upon the relationship among the death benefit of the Policy at the time of such change, the Policy Value at the time of the change, and the additional premiums paid into the Policy during the seven years starting with the date on which the material change occurs.

Reductions in Face Amount

If there is a reduction in benefits during the first seven Policy Years, the seven-pay premium limit is recalculated as if the policy had been originally issued at the reduced benefit level. Failure to comply would result in classification as a MEC regardless of any efforts by the Company to provide a payment schedule that will not violate the seven-pay test.

Exchanges

A life insurance contract received in exchange for a MEC will also be treated as a MEC.

Processing of Premiums

If a premium is received which would cause the Policy to become a MEC within 23 days of the next Policy Anniversary, the Company will not apply the portion of the premium which would cause MEC status ("excess premium") to the Policy when received. The excess premium will be placed in a suspense account until the next anniversary date, at which point the excess premium, along with interest, earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. (Any amount that would still be excess premium on the next anniversary will be refunded to the policyowner.) The policyowner will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. If the policyowner does not respond, the premium and interest will be applied to the Policy as of the first day of the next anniversary. The interest credited will be taxable to the owner in the year earned.

If a premium is received which would cause the Policy to become a MEC more than 23 days prior to the next Policy Anniversary, the Company will refund any excess premium to the policyowner. The portion of the premium which is not excess will be applied as of the date received. The policyowner will be advised of this action and will be offered the opportunity to return the premium and have it credited to the account as of the original date received.

If, in connection with the application or issue of the Policy, the policyowner acknowledges that the policy is or will become a MEC, excess premiums that would cause MEC status will be credited to the account as of the original date received.

Multiple Policies

All MEC's that are issued by a company (or its affiliates) to the same policyowner during any calendar year are treated as one MEC for purposes of determining the amount includible in gross income under Section 72(e) of the Code.

POLICY LOAN INTEREST

Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. For policies purchased on or after January 1, 1996, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by the taxpayer will not be tax deductible unless the employee is a key person within the meaning of Section 264 of the Code. A deduction will not be permitted for interest on a loan under a Policy held on the life of a key person to the extent the aggregate of such loans with respect to contracts covering the key person exceed $50,000. The number of employees who can qualify as key persons depends in part on the size of the employer but cannot exceed 20 individuals.

Furthermore, if a non-natural person owns a Policy, or is the direct or indirect beneficiary under a Policy, section 264(f) of the Code disallows a pro-rata portion of the taxpayer's interest expense allocable to unborrowed Policy cash values attributable to insurance held on the lives of individuals who are not 20% (or more) owners of the taxpayer-entity, officers, employees, or former employees of the taxpayer.

The portion of the interest expense that is allocable to unborrowed Policy cash values is an amount that bears the same ratio to that interest expense as the taxpayer's average unborrowed Policy cash values under such life insurance policies bear to the average adjusted bases for all assets of the taxpayer.

If the policyowner is an individual, and if the taxpayer is a business and is not the policyowner, but is the direct or indirect beneficiary under the Policy, then the amount of unborrowed cash value of the Policy taken into account in computing the portion of the taxpayer's interest expense allocable to unborrowed Policy cash values cannot exceed the benefit to which the taxpayer is directly or indirectly entitled under the Policy.

INTEREST ON POLICY LOANS AFTER YEAR 10

Interest is credited to amounts in the Loan Account at an effective annual rate of 4%. This rate is guaranteed not to be less than 3.5%. The actual rate credited is equal to the rate of interest charged on the policy loan, less the Loan Interest Credited Differential, which is currently 1.25% during the first ten policy years and 0% thereafter, and is guaranteed not to exceed 1.25% during the first ten policy years and 0.5% thereafter. The tax consequences associated with a loan interest credited differential of 0% are unclear. A tax adviser should be consulted before effecting a loan to evaluate the tax consequences that may arise in such a situation. If we determine, in our sole discretion, that there is a substantial risk that a loan will be treated as a taxable distribution under Federal tax law as a result of no differential between the credited interest rate and the loan interest rate, the Company retains the right to decrease the crediting rate under the loan to an amount that would result in the transaction being treated as a loan under Federal tax law. If this amount is not prescribed by any IRS ruling or regulation or any court decision, the amount of increase will be that which the Company considers to be most likely to result in the transaction being treated as a loan under Federal tax law.

POLICY EXCHANGES

A policyowner generally will not recognize gain upon the exchange of a Policy for another life insurance policy covering the same life insured and issued by the Company or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of Policy indebtedness as a result of the exchange. The receipt of cash or forgiveness of indebtedness is treated as "boot" which is taxable up to the amount of the gain in the policy. In no event will the gain recognized exceed the amount by which the Policy Value (including any unpaid loans) exceeds the policyowner's Investment in the Policy.

OTHER TRANSACTIONS

A transfer of the Policy, a change in the owner, a change in the life insured, a change in the beneficiary, and certain other changes to the Policy, as well as particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if the owner transfers the Policy or designates a new owner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the death benefit payable upon the death of the life insured may in certain circumstances be includible in taxable income to the extent that the death benefit exceeds the prior consideration paid for the transfer and any premiums or other amounts subsequently paid by the transferee. Further, in such a case, if the consideration received exceeds the transferor's Investment in the Policy, the difference will be taxed to the transferor as ordinary income.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the individual circumstances of each policyowner and beneficiary.

ALTERNATE MINIMUM TAX

Corporate owners may be subject to Alternate Minimum Tax on the annual increases in Cash Surrender Values and on the death benefit proceeds.

INCOME TAX REPORTING

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

-     the value each year of the life insurance protection provided;

-     an amount equal to any employer-paid premiums; or

- some or all of the amount by which the current value exceeds the employer's interest in the Policy.

Participants should consult with their tax adviser to determine the tax consequences of these arrangements.

OTHER INFORMATION

PAYMENT OF PROCEEDS

As long as the Policy is in force, Manulife New York will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at its Service Office of all the documents required for such a payment. The Company may delay for up to six months the payment from the Fixed Account of any policy loans, surrenders, partial withdrawals, or insurance benefit. In the case of any such payments from any Investment Account, the Company may delay payment during any period during which (i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings),
(ii) trading on the New York Stock Exchange is restricted, and (iii) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (ii) and (iii) exist.

REPORTS TO POLICYOWNERS

Within 30 days after each Policy Anniversary, Manulife New York will send the policyowner a statement showing, among other things:

-     the amount of death benefit;

- the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;

- the value of the units in each Investment Account to which the Policy Value is allocated;

-     the Policy Debt and any loan interest charged since the last report;

- the premiums paid and other Policy transactions made during the period since the last report; and

-     any other information required by law.

Each policyowner will also be sent an annual and a semi-annual report for the Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.

DISTRIBUTION OF THE POLICIES

Manulife Financial Securities LLC ("Manulife Financial Securities"), whose principal office is located at 73 Tremont Street, Boston, Massachusetts 02108, acts as the principal underwriter of, and continuously offers, the Policies pursuant to an Underwriting and Distribution Agreement with Manulife New York. Manulife Financial Securities is an indirect wholly-owned subsidiary of MFC. Manulife Financial Securities is registered, as a broker-dealer under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as an insurance agent of Manulife New York. Manulife Financial Securities is a Delaware limited liability company, the managing member of which is Manulife USA. Manulife USA in its capacity as managing member is authorized to act on behalf of Manulife Financial Securities. The Policies will be sold by registered representatives of broker-dealers having distribution agreements with Manulife Financial Securities who are also licensed by the New York State Insurance Department and appointed with Manulife New York.

The commissions payable to a registered representative on sales of the Policy will not exceed: (a) 99% of premiums paid in the first year of the Policy plus
(b) 2% of all premiums paid in years after the first year plus (c)1.00% of the Net Policy Value per year. Commissions relating to a particular premium payment are generally paid in the year that the premium payment is made. However, these commissions may also, under certain circumstances, be paid over a period of time. Representatives who meet certain productivity standards with regard to the sale of the Policies and certain other policies issued by Manulife New York will be eligible for additional compensation.

RESPONSIBILITIES ASSUMED BY MANULIFE NEW YORK, MANULIFE FINANCIAL SECURITIES AND MANULIFE USA

The Underwriting and Distribution Agreement between Manulife Financial Securities and Manulife New York provides that will pay selling broker dealers commission and expense allowance payments subject to limitations imposed by New York Insurance Law. The Company will prepare and maintain all books and records required to be prepared and maintained by Manulife Financial Securities with respect to the Policies, and send all confirmations required to be sent by Manulife Securities with respect to the Policies. The Company will pay Manulife Financial Securities for expenses incurred and services performed under the terms of the agreement in such amounts and at such times as agreed to by the parties.

Manulife USA has entered into an Administrative Service Agreement with us pursuant to which Manulife USA or its designee will provide to us all issue, administrative, general services and recordkeeping functions on our behalf with respect to all of our insurance policies including the Policies.

The Company may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of an insured.

VOTING RIGHTS

As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular Portfolio of the Trust. Manulife New York is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, Manulife New York will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to the Policies, will be voted by Manulife New York in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manulife New York to vote shares held in the Separate Account in its own right, it may elect to do so.

The number of shares in each sub-account for which instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by Manulife New York, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

Manulife New York may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, the Company itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that Manulife New York reasonably disapproves such changes in accordance with applicable federal regulations. If Manulife New York does disregard voting instructions, it will advise policyowners of that action and its reasons for such action in the next communication to policyowners.

SUBSTITUTION OF PORTFOLIO SHARES

Although we believe it to be unlikely, it is possible that in the judgment of the management of Manulife New York, one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, Manulife New York may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC and the New York Insurance Department may be required.

Manulife New York also reserves the right (i) to combine other separate accounts with the Separate Account, (ii) to create new separate accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company,
(iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or (vi) to transfer assets from the Separate Account to another separate account and from another separate account to the Separate Account. The Company also reserves the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

RECORDS AND ACCOUNTS

The Service Office will perform administrative functions, such as decreases, increases, surrenders and partial withdrawals, and fund transfers on behalf of the Company.

All records and accounts relating to the Separate Account and the Portfolios will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by the Company.

STATE REGULATIONS

The Company is subject to the regulation and supervision by the New York Department of Insurance, which periodically examines its financial condition and operations. Regulation by the New York Insurance Department includes periodic examination of our financial position and operations, including contract liabilities and reserves. Regulation by supervisory agencies includes licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulation of the type and amounts of permitted investments. Our books and accounts are subject to review by the New York Insurance Department and other supervisory agencies at all times, and we file annual statements with these agencies.

LITIGATION

No litigation is pending that would have a material effect upon the Separate Account or the Trust.

INDEPENDENT AUDITORS

The financial statements of The Manufacturers Life Insurance Company of New York at December 31, 2001 and 2000, and for each of the three years ended December 31, 2001 and the financial statements of Separate Account B of The Manufacturers Life Insurance Company of New York at December 31, 2001 and for each of the two years ended December 31, 2001, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The most current financial statements of The Manufacturers Life Insurance Company of New York ("Manulife New York") are those as of December 31, 2001. Manulife New York does not customarily issue U.S. GAAP financial statements more often than annually and believes that any incremental benefit to prospective policyowners that may result from issuing and delivery more current financial statements, though unaudited, does not justify the additional cost that would be incurred. In addition, Manulife New York represents that there have been no adverse changes in the financial condition or operations of the company between December 31, 2001 and the date of this prospectus.

FURTHER INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the SEC's principal office in Washington D.C. upon payment of the prescribed fee. The SEC also maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC which is located at http://www.sec.gov.

For further information you may also contact Manulife New York's Home Office, the address and telephone number of which are on the first page of the prospectus.

OFFICERS AND DIRECTORS



      Name, Age and             Position
      Principal Business        with the
      Address                   Company          Principal Occupation
      -------                   -------          --------------------
      Bruce Avedon              Director*        Director, Manulife New York, March 1992 to
      Age: 73                                    present; Consultant (self-employed)
      6601 Hitching                              September 1983 to present.
      Post Lane
      Cincinnati, OH 45230

      Thomas Borshoff           Director*        Director, Manulife New York, February 1999
      Age: 55                                    to present; Self-employed, Real Estate
      536 Stone Road                             Owner/Manager; Chief Executive Officer and
      Pittsford, NY  14534                       Chairman, First Federal Savings and Loan
                                                 of Rochester, 1983 to 1997.

      James R. Boyle            Director*        Director, Manulife New York, August 1999
      Age: 43                                    to present; President, U.S. Annuities,
      500 Boylston                               Manulife Financial, July 1999 to present;
      Street                                     President, Manulife North America, July
      Boston, MA  02116                          1999 to present; Treasurer, Manufacturers
                                                 Investment Trust, June 1998 to
                                                 present; Vice President,
                                                 Institutional Markets, Manulife
                                                 Financial, May 1998 to July
                                                 1999; Vice President,
                                                 Administration and Chief
                                                 Administrative Officer,
                                                 Manulife North America,
                                                 September 1996 to May 1998;
                                                 Vice President, Chief Financial
                                                 Officer and Chief
                                                 Administrative Officer,
                                                 Manulife North America, August
                                                 1994 to September 1996.

      Robert A. Cook            Director*        Director, Manulife New York, February 1999
      Age: 47                                    to present; President, U.S. Insurance,
      73 Tremont Street                          Manulife Financial, January 1999 to
      Boston, MA 02108                           present; Vice President, U.S. Insurance,
                                                 Manulife Financial, 1995 to
                                                 December 1998.

      NAME, AGE AND             POSITION
      PRINCIPAL                 WITH THE
      BUSINESS ADDRESS          COMPANY          PRINCIPAL OCCUPATION
      ----------------          -------          --------------------
      John D. DesPrez           Director*        President, Manulife USA, January 1999 to
      III                       and              present; Director, Manulife Wood Logan,
      Age: 45                   Chairman         October 1996 to present; Director,
      73 Tremont Street         of the           September 1996 to present and Chairman of
      Boston, MA 02108          Board            the Board, January 1999 to present, of
                                of               Manulife North America; President,
                                Directors        Manulife North America, September 1996 to
                                                 December 1998; President, MIT September
                                                 1996 to present; Senior Vice
                                                 President, U.S. Annuities,
                                                 Manulife USA, September 1996 to
                                                 December 1998; Vice President,
                                                 Mutual Funds, Manulife
                                                 Financial, January 1995 to
                                                 September 1996; Director, MWL,
                                                 December 1995 to present;
                                                 Director, Wood Logan
                                                 Distributors, March 1993 to
                                                 present; President, North
                                                 American Funds, March 1993 to
                                                 September 1996; Director,
                                                 Manulife New York, March 1992
                                                 to present;

      Ruth Ann Fleming          Director*        Director, Manulife New York, March 1992 to
      Age: 43                                    present; Attorney, consulting services and
      205 Highland                               pro bono activities.
      Avenue
      Short Hills, NJ 07078

      James D. Gallagher        Director*        President, Manufacturers Investment Trust,
      Age: 47                   and              February 2001 to Present, President, The
      73 Tremont Street         President        Manufacturers Life Insurance Company of
      Boston, MA 02108                           New York, August 1999 to Present,
                                                 Executive Vice President,
                                                 Secretary and Chief Legal
                                                 Counsel, The Manufacturers Life
                                                 Insurance Company (USA),
                                                 January 1997 to present;
                                                 Secretary and General Counsel,
                                                 Manufacturers Adviser
                                                 Corporation, January 1997 to
                                                 present; Vice President, Chief
                                                 Legal Officer and Government
                                                 Relations-U.S. Operations, The
                                                 Manufacturers Life Insurance
                                                 Company, January 1996 to
                                                 present; Vice President,
                                                 Secretary and General Counsel,
                                                 The Manufacturers Life
                                                 Insurance Company of North
                                                 America, 1994 to present.

      David W. Libbey           Treasurer        Senior Vice President, Treasurer and Chief
      Age: 55                                    Financial Officer, U.S. Annuities, Manulife
      500 Boylston                               USA, December 1997 to present; Treasurer,
      Street                                     Manulife New York, November 1997 to
      Boston, MA  02116                          present; Vice President, Finance, Manulife
                                                 North America, June 1997 to
                                                 December 1997; Vice President,
                                                 Finance, Annuities, Manulife
                                                 Financial, June 1997 to
                                                 present; Vice President &
                                                 Actuary, Paul Revere Insurance
                                                 Group, June 1970 to March 1997.

      Neil M. Merkl, Esq.       Director*        Director, Manulife New York, December 1995
      Age:  71                                   to present; Attorney (self-employed),
      35-35 161st Street                         April 1994 to present; Attorney, Wilson
      Flushing, NY                               Elser, 1979 to 1994.
      11358

      NAME, AGE AND             POSITION
      PRINCIPAL                 WITH THE
      BUSINESS ADDRESS          COMPANY          PRINCIPAL OCCUPATION
      ----------------          -------          --------------------
      James P. O'Malley                          President, U.S. Pensions, Manulife USA,
      Age: 56                   Director*        January 2002 to present; Senior Vice
      200 Bloor Street                           President, U.S. Pensions, Manulife
      East                                       Financial, January 1999 to January 2002;
      Toronto, Ontario                           Director, Manulife New York, November 1998
      Canada M4W 1E5                             to present; Director, ManAmerica, November
                                                 1998 to present; Vice President, Systems
                                                 New Business Pensions, Manulife Financial,
                                                 1984 to December 1998.

       NAME, AGE AND            POSITION
       PRINCIPAL                WITH THE
       BUSINESS ADDRESS         COMPANY          PRINCIPAL OCCUPATION
       ----------------         -------          --------------------
       BRADFORD J. RACE JR.     Director*        Director, Manulife New York, February
       Age:  57                                  2002 to present; Secretary to the
       136 East 64th                             Governor, Chief of Staff and Senior
       Street                                    Policy Advisor to the Governor of the
       New York, NY                              State of New York, George E. Pataki,
       10021                                     1995-February 2002; Partner, Seward &
                                                 Kissel - Law Firm, 1981-1994, Attorney,
                                                 Dewey Ballantine, 1970-1981.
       Kim Ciccarelli           Secretary        Secretary and Counsel, Manulife New York,
       Age: 32                  and              November 2001 to present; Assistant
       73 Tremont Street        Counsel          Counsel, Manulife U.S.A., November 2001 to
       Boston, MA 02108                          present; Paralegal, Manulife U.S.A., March
                                                 1995 - October 1999.

       John Ostler              Appointed        Appointed Actuary, Manulife New York,
       Age: 48                  Actuary          November 2000 to present; Executive Vice
       200 Bloor Street                          President and Chief Financial Officer,
       East                                      Manulife USA, January 2002 to present;
       Toronto, Ontario                          Vice President and Chief Financial
       Canada M4W 1E5                            Officer, Manulife USA, October 1, 2000 to
                                                 January 2002; Vice President
                                                 and Corporate Actuary, The
                                                 Manufacturers Life Insurance
                                                 Company, March 1998 to
                                                 September 2000; Vice President
                                                 & CFO U.S. Individual
                                                 Insurance, The Manufacturers
                                                 Life Insurance Company, 1992 to
                                                 March 1998; Vice President,
                                                 U.S. Insurance Products, The
                                                 Manufacturers Life Insurance
                                                 Company, 1990-1992; Assistant
                                                 Vice President & Pricing
                                                 Actuary , U.S. Insurance, The
                                                 Manufacturers Life Insurance
                                                 Company, 1988-1990.


*Each Director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and qualified.

ILLUSTRATIONS

The tables set forth in Appendix A illustrate the way in which a Policy's Death Benefit, Policy Value, and Cash Surrender Value could vary over an extended period of time.

Appendix A - Definitions



Additional Rating



is an increase to the Cost of Insurance Rate for insureds who do not meet, at a minimum, the Company's underwriting requirements for the standard Risk Classification.



Age



on any date is the life insured's age on his or her nearest birthday to the Policy Date. If no specific age is mentioned, age means the life insured's age on the Policy Anniversary nearest to the birthday.



Attained Age



is the Age at issue plus the number of whole years that have elapsed since the Policy Date.



Business Day



is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled daytime trading of the New York Stock Exchange on that day.



Cash Surrender Value



is the Policy Value less the Surrender Charge and any outstanding monthly deductions due.



Gross Withdrawal



is the amount of partial Net Cash Surrender Value the policyowner requests plus any Surrender Charge applicable to the withdrawal.



Effective Date



is the date the underwriters approve issuance of the Policy. If the Policy is approved without the initial premium, the Effective Date will be the date the Company receives at least the minimum initial premium at our Service Office. The Company will take the first Monthly Deduction on the Effective Date.



Fixed Account



is that part of the Policy Value which reflects the value the policyowner has in the general account of the Company.



Investment Account



is that part of the Policy Value which reflects the value the policyowner has in one of the sub-accounts of the Separate Account.



Issue Date



is the date the Company issued the Policy. The Issue Date is also the date from which the Suicide and Validity provisions of the Policy are measured.



Life Insured



is the person whose life is insured under this Policy.



Loan Account



is that part of the Policy Value which reflects the value transferred from the Fixed Account or the Investment Accounts as collateral for a policy loan.



Loan Interest Credited Differential



is the difference between the rate of interest charged on a Policy Loan and the rate of interest credited to amounts in the Loan Account.



Maximum Loanable Amount



is 100% of the Policy Net Cash Surrender Value less estimated charges to the next Policy anniversary, including loan interest.



Minimum Death Benefit



is on any date the Policy Value on that date multiplied by the applicable minimum death benefit percentage for the Attained Age of the life insured.



Monthly No-Lapse Guarantee Premium
is one-twelfth of the No-Lapse Guarantee Premium.



Net Cash Surrender Value



is the Cash Surrender Value less the Policy Debt.



Net Policy Value



is the Policy Value less the value in the Loan Account.



Net Premium



is the gross premium paid less the Premium Charge. It is the amount of premium allocated to the Fixed Account and/or Investment Accounts.



No-Lapse Guarantee



is a provision of the Policy which occurs when the Policy is in the No-Lapse Guarantee Period, and meets the No-Lapse Guarantee Cumulative Premium Test. If such a condition is met the Policy will not lapse, even when the Net Cash Surrender Value falls to or below zero.



No-Lapse Guarantee Period



is set at issue and will vary by issue age as set forth in the Policy.



No-Lapse Guarantee Premium



is the annual premium used to determine the Monthly No-Lapse Guarantee Premium. It is set at issue and is recalculated, prospectively, whenever any of the following changes occur under the Policy:



-     the Face Amount of insurance changes.



-     a Supplementary Benefit is added, changed or terminated.



-     the Risk Classification of the life insured changes.



- a temporary Additional Rating is added (due to a face amount increase), or terminated.



-     the death benefit option changes.



No-Lapse Guarantee Cumulative Premium



is the minimum amount due to satisfy the No-Lapse Guarantee Cumulative Premium Test. This amount equals the sum, from issue to the date of the test, of the Monthly No-Lapse Guarantee Premiums.



No-Lapse Guarantee Cumulative Premium Test



is a test that, if satisfied, during the No Lapse Guarantee Period will keep the policy in force when the Net Cash Surrender Value is less than zero. The test is satisfied if the sum of all premiums paid, less any Gross Withdrawals and less any Policy Debt, is greater than or equal to the sum of the monthly No-Lapse Guarantee Premiums due since the Policy Date.



Policy Date



is the date coverage takes effect under the Policy, provided the Company receives the minimum initial premium at its Service Office, and is the date from which charges for the first monthly deduction are calculated, and the date from which Policy Years, Policy Months, and Policy Anniversaries are determined.



Policy Debt



as of any date equals (a) plus (b) plus (c) minus (d), where:



(a)  is the total amount of loans borrowed as of such date;



(b) is the total amount of any unpaid loan interest charges which have been borrowed against the Policy on a Policy Anniversary;



(c) is any interest charges accrued from the last Policy Anniversary to the current date; and



(d)   is the total amount of loan repayments as of such date.



Policy Value



is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.



Service Office Address



Is P.O. Box 633, Niagara Square Station, Buffalo, New York 14201-0633.

Surrender Charge Period



is the period following the Policy Date or following any increase in Face Amount during which the Company will assess Surrender Charges. Surrender Charges will apply during this period if the policy terminates due to default, if the policyowner surrenders the policy or makes a partial withdrawal.



Surrender Charge Premium Limit



is used to determine the Surrender Charge. The Surrender Charge Premium Limit for the initial Face Amount is stated in the Policy. The Company will advise the policyowner of the Surrender Charge Premium Limit for any increase in Face Amount.



Written Request



is the policyowner's request to the Company which must be in a form satisfactory to the Company, signed and dated by the policyowner, and received at the Service Office.

Appendix B - Sample Illustrations of Policy Values, Cash Surrender Values and Death Benefits



The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.



The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Manufacturers Investment Trust are deducted from the gross return. The illustrations reflect an average of those Portfolios' current expenses (excluding those of the Equity Index Trust), which is approximately 0.937% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of - 0.937%, 5.063% and 11.063%. The illustrations reflect the current expense reimbursements in effect for the Lifestyle Trusts and the Index Trusts. In the absence of such expense reimbursements, the average of the Portfolio's current expenses would have been 1.019% per annum and the gross annual rates of return of 0%, 6% and 12% would have corresponded to approximate net annual rates of return of - 1.019, 4.981% and 10.981%. The expense reimbursements for the Lifestyle Trusts and the Index Trusts are expected to remain in effect during the fiscal year ended December 31, 2002. Were the expense reimbursements to terminate, the average of the Portfolios' current expenses would be higher and the approximate net annual rates of return would be lower.



The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.



There are two tables shown for each combination of age and death benefit option for a Policy issued to a male non-smoker (assuming no optional riders are elected):



- one based on current cost of insurance charges assessed by the Company and reflecting a 20 year no lapse guarantee



- one based on the maximum cost of insurance charges based on the 1980 Commissioners Smoker Distinct Mortality Tables and reflecting a 20 year no lapse guarantee.



In addition, there is one table shown for death benefit option 1 issued to a male non-smoker (assuming the Cash Value Enhancement Rider is elected), one table shown for death benefit option 1 issued to a male non-smoker (assuming the Cash Value Enhancement Plus Rider is elected), and one table shown for death benefit option 1 issued to a male non-smoker (assuming the Cash Value Enhancement Rider and the Return of Premium Rider are both elected).



Current cost of insurance charges are not guaranteed and may be changed. Upon request, Manufacturers Life of America will furnish a comparable illustration based on the proposed life insured's issue age, sex (unless unisex rates are required by law, or are requested) and risk classes, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results than the illustrations shown below.



From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include Cash Surrender Values and Death Benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.



The Policies have been offered to the public only since approximately July, 2002. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $250,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $3,845 ANNUAL PLANNED PREMIUM
  ASSUMING CURRENT CHARGES AND NOT REFLECTING ANY CASH VALUE ENHANCEMENT RIDERS

                                                 0% Hypothetical                              6% Hypothetical
                                             Gross Investment Return                     Gross Investment Return
                                             -----------------------                     -----------------------
     End Of       Accumulated                        Cash                                         Cash
     Policy         Premiums          Policy       Surrender        Death         Policy        Surrender         Death
    Year (1)          (2)              Value       Value (3)       Benefit         Value        Value (3)        Benefit
          1             4,037          2,664              0         250,000          2,849              0        250,000
          2             8,277          5,293          1,159         250,000          5,833          1,699        250,000
          3            12,728          7,880          4,073         250,000          8,949          5,143        250,000
          4            17,402         10,432          6,956         250,000         12,213          8,737        250,000
          5            22,309         12,951          9,762         250,000         15,633         12,445        250,000
          6            27,462         15,670         12,808         250,000         19,458         16,596        250,000
          7            32,873         18,346         15,814         250,000         23,459         20,928        250,000
          8            38,554         20,978         18,734         250,000         27,645         25,401        250,000
          9            44,519         23,571         21,654         250,000         32,029         30,112        250,000
         10            50,782         26,118         24,532         250,000         36,616         35,030        250,000
         15            87,121         40,290         40,263         250,000         65,548         65,520        250,000
         20           133,501         52,873         52,873         250,000        101,949        101,949        250,000
         25           192,694         63,821         63,821         250,000        148,827        148,827        250,000
         30           268,241         72,252         72,252         250,000        209,559        209,559        255,662
         35           364,660         68,475         68,475         250,000        285,544        285,544        331,232
         40           487,718         44,104         44,104         250,000        380,513        380,513        407,148
         45           644,775           0(4)           0(4)            0(4)        503,114        503,114        528,270
         50           845,223                                                      653,188        653,188        685,847
         55         1,101,052                                                      831,342        831,342        872,910
         60         1,427,562                                                    1,060,337      1,060,337      1,070,940
         65         1,844,280                                                    1,389,209      1,389,209      1,389,209

                                 12% Hypothetical
                             Gross Investment Return
                             -----------------------
     End Of                           Cash
     Policy           Policy        Surrender          Death
    Year (1)          Value         Value (3)         Benefit
          1              3,035               0          250,000
          2              6,396           2,263          250,000
          3             10,110           6,304          250,000
          4             14,225          10,749          250,000
          5             18,786          15,598          250,000
          6             24,091          21,230          250,000
          7             29,967          27,436          250,000
          8             36,476          34,233          250,000
          9             43,694          41,777          250,000
         10             51,695          50,108          250,000
         15            110,055         110,028          250,000
         20            208,670         208,670          327,611
         25            376,482         376,482          504,486
         30            660,053         660,053          805,265
         35          1,128,783       1,128,783        1,309,388
         40          1,906,272       1,906,272        2,039,711
         45          3,220,110       3,220,110        3,381,116
         50          5,376,189       5,376,189        5,644,999
         55          8,844,198       8,844,198        9,286,408
         60         14,638,279      14,638,279       14,784,662
         65         24,976,805      24,976,805       24,976,805

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 17 Policy Years.

(4)  In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $250,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $3,845 ANNUAL PLANNED PREMIUM
  ASSUMING MAXIMUM CHARGES AND NOT REFLECTING ANY CASH VALUE ENHANCEMENT RIDERS

                                                 0% Hypothetical                              6% Hypothetical
                                             Gross Investment Return                     Gross Investment Return
                                             -----------------------                     -----------------------
     End Of       Accumulated                        Cash                                         Cash
     Policy         Premiums          Policy       Surrender        Death         Policy        Surrender         Death
    Year (1)          (2)              Value       Value (3)       Benefit         Value        Value (3)        Benefit
          1            4,037           2,654            0           250,000          2,839              0        250,000
          2            8,277           4,787          653           250,000          5,309          1,176        250,000
          3           12,728           6,859        3,052           250,000          7,862          4,056        250,000
          4           17,402           8,868        5,392           250,000         10,499          7,023        250,000
          5           22,309          10,807        7,619           250,000         13,217         10,029        250,000
          6           27,462          12,913       10,051           250,000         16,264         13,402        250,000
          7           32,873          14,936       12,405           250,000         19,402         16,870        250,000
          8           38,554          16,878       14,635           250,000         22,636         20,392        250,000
          9           44,519          18,733       16,816           250,000         25,964         24,047        250,000
         10           50,782          20,499       18,912           250,000         29,392         27,806        250,000
         15           87,121          29,939       29,911           250,000         50,526         50,498        250,000
         20          133,501          36,207       36,207           250,000         75,076         75,076        250,000
         25          192,694          37,641       37,641           250,000        103,214        103,214        250,000
         30          268,241          31,784       31,784           250,000        135,926        135,926        250,000
         35          364,660          12,858       12,858           250,000        175,239        175,239        250,000
         40          487,718            0(4)         0(4)              0(4)        227,968        227,968        250,000
         45          644,775                                                       301,221        301,221        316,282
         50          845,223                                                       388,071        388,071        407,474
         55        1,101,052                                                       486,973        486,973        511,322
         60        1,427,562                                                       611,353        611,353        617,466
         65        1,844,280                                                       790,610        790,610        790,610

                                 12% Hypothetical
                             Gross Investment Return
                             -----------------------
     End Of                           Cash
     Policy           Policy        Surrender          Death
    Year (1)          Value         Value (3)         Benefit
          1               3,025                0         250,000
          2               5,855            1,721         250,000
          3               8,955            5,148         250,000
          4              12,351            8,875         250,000
          5              16,069           12,880         250,000
          6              20,396           17,534         250,000
          7              25,137           22,606         250,000
          8              30,341           28,097         250,000
          9              36,054           34,136         250,000
         10              42,333           40,746         250,000
         15              87,564           87,536         250,000
         20             162,678          162,678         255,405
         25             286,964          286,964         384,532
         30             489,066          489,066         596,661
         35             815,277          815,277         945,722
         40           1,345,955        1,345,955       1,440,172
         45           2,220,799        2,220,799       2,331,839
         50           3,612,035        3,612,035       3,792,637
         55           5,771,284        5,771,284       6,059,848
         60           9,285,240        9,285,240       9,378,092
         65          15,480,054       15,480,054      15,480,054

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 17 Policy Years.

(4)  In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $250,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $10,782 ANNUAL PLANNED PREMIUM
  ASSUMING CURRENT CHARGES AND NOT REFLECTING ANY CASH VALUE ENHANCEMENT RIDERS

                                                 0% Hypothetical                              6% Hypothetical
                                             Gross Investment Return                     Gross Investment Return
                                             -----------------------                     -----------------------
     End Of       Accumulated                        Cash                                         Cash
     Policy         Premiums          Policy       Surrender        Death         Policy        Surrender         Death
    Year (1)          (2)              Value       Value (3)       Benefit         Value        Value (3)        Benefit

          1           11,321            9,169         4,801        259,169           9,744          5,376        259,744
          2           23,209           18,241        14,157        268,241          19,971         15,887        269,971
          3           35,690           27,210        23,448        277,210          30,696         26,934        280,696
          4           48,796           36,082        32,648        286,082          41,951         38,517        291,951
          5           62,557           44,861        41,710        294,861          53,766         50,615        303,766
          6           77,007           53,779        50,951        303,779          66,407         63,579        316,407
          7           92,178           62,592        60,091        312,592          79,666         77,165        329,666
          8          108,108           71,301        69,084        321,301          93,575         91,358        343,575
          9          124,835           79,910        78,016        329,910         108,168        106,274        358,168
         10          142,398           88,413        86,845        338,413         123,474        121,906        373,474
         15          244,298          131,824       131,797        381,824         215,163        215,135        465,163
         20          374,350          172,059       172,059        422,059         331,438        331,438        581,438
         25          540,333          209,522       209,522        459,522         480,798        480,798        730,798
         30          752,175          242,378       242,378        492,378         669,998        669,998        919,998
         35        1,022,544          256,985       256,985        506,985         895,334        895,334      1,145,334
         40        1,367,612          245,911       245,911        495,911       1,156,778      1,156,778      1,406,778
         45        1,808,015          204,948       204,948        454,948       1,459,391      1,459,391      1,709,391
         50        2,370,094          122,755       122,755        372,755       1,800,879      1,800,879      2,050,879
         55        3,087,464             0(4)          0(4)           0(4)       2,167,864      2,167,864      2,417,864
         60        4,003,031                                                     2,550,030      2,550,030      2,800,030
         65        5,171,552                                                     2,899,151      2,899,151      3,149,151

                               12% Hypothetical
                           Gross Investment Return
                           -----------------------
     End Of                         Cash
     Policy         Policy        Surrender          Death
    Year (1)        Value         Value (3)         Benefit

          1           10,320            5,952         260,320
          2           21,770           17,686         271,770
          3           34,467           30,706         284,467
          4           48,556           45,122         298,556
          5           64,193           61,042         314,193
          6           81,794           78,966         331,794
          7          101,321           98,820         351,321
          8          122,985          120,768         372,985
          9          147,025          145,131         397,025
         10          173,698          172,130         423,698
         15          361,870          361,843         691,172
         20          677,901          677,901       1,064,305
         25        1,215,387        1,215,387       1,628,619
         30        2,123,636        2,123,636       2,590,836
         35        3,624,829        3,624,829       4,204,802
         40        6,114,822        6,114,822       6,542,860
         45       10,322,602       10,322,602      10,838,732
         50       17,227,694       17,227,694      18,089,078
         55       28,334,242       28,334,242      29,750,954
         60       46,890,259       46,890,259      47,359,162
         65       79,479,218       79,479,218      79,729,218

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 17 Policy Years.

(4)  In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $250,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $10,782 ANNUAL PLANNED PREMIUM
  ASSUMING MAXIMUM CHARGES AND NOT REFLECTING ANY CASH VALUE ENHANCEMENT RIDERS

                                                 0% Hypothetical                              6% Hypothetical
                                             Gross Investment Return                     Gross Investment Return
                                             -----------------------                     -----------------------
     End Of       Accumulated                        Cash                                         Cash
     Policy         Premiums          Policy       Surrender        Death         Policy        Surrender         Death
    Year (1)          (2)              Value       Value (3)       Benefit         Value        Value (3)        Benefit

          1           11,321           9,140          4,772         259,140          9,714          5,346        259,714
          2           23,209          17,667         13,583         267,667         19,372         15,288        269,372
          3           35,690          26,049         22,288         276,049         29,448         25,687        279,448
          4           48,796          34,283         30,848         284,283         39,956         36,521        289,956
          5           62,557          42,363         39,213         292,363         50,909         47,759        300,909
          6           77,007          50,525         47,697         300,525         62,570         59,742        312,570
          7           92,178          58,519         56,018         308,519         74,715         72,214        324,715
          8          108,108          66,348         64,131         316,348         87,368         85,151        337,368
          9          124,835          74,003         72,109         324,003        100,542         98,648        350,542
         10          142,398          81,485         79,917         331,485        114,260        112,692        364,260
         15          244,298         118,288        118,261         368,288        194,251        194,223        444,251
         20          374,350         149,604        149,604         399,604        291,362        291,362        541,362
         25          540,333         173,574        173,574         423,574        407,528        407,528        657,528
         30          752,175         187,805        187,805         437,805        544,477        544,477        794,477
         35        1,022,544         187,600        187,600         437,600        701,523        701,523        951,523
         40        1,367,612         166,022        166,022         416,022        875,004        875,004      1,125,004
         45        1,808,015         110,510        110,510         360,510      1,053,106      1,053,106      1,303,106
         50        2,370,094           8,605          8,605         258,605      1,220,423      1,220,423      1,470,423
         55        3,087,464            0(4)           0(4)            0(4)      1,345,461      1,345,461      1,595,461
         60        4,003,031                                                     1,396,563      1,396,563      1,646,563
         65        5,171,552                                                     1,037,133      1,037,133      1,287,133

                                   12% Hypothetical
                               Gross Investment Return
                               -----------------------
     End Of                             Cash
     Policy             Policy        Surrender          Death
    Year (1)            Value         Value (3)         Benefit

          1               10,288           5,920          260,288
          2               21,147          17,063          271,147
          3               33,128          29,367          283,128
          4               46,348          42,914          296,348
          5               60,931          57,781          310,931
          6               77,272          74,444          327,272
          7               95,295          92,794          345,295
          8              115,181         112,964          365,181
          9              137,118         135,224          387,118
         10              161,325         159,758          411,325
         15              328,295         328,268          627,044
         20              598,837         598,837          940,174
         25            1,038,887       1,038,887        1,392,108
         30            1,754,491       1,754,491        2,140,479
         35            2,909,475       2,909,475        3,374,991
         40            4,788,426       4,788,426        5,123,616
         45            7,885,904       7,885,904        8,280,200
         50           12,811,684      12,811,684       13,452,269
         55           20,456,257      20,456,257       21,479,070
         60           32,897,181      32,897,181       33,226,152
         65           53,950,981      53,950,981       54,200,981

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 17 Policy Years.

(4)  In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $250,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                   $10,500 ANNUAL PLANNED PREMIUM FOR 7 YEARS
    ASSUMING CURRENT CHARGES AND REFLECTING THE CASH VALUE ENHANCEMENT RIDER
                        AND THE RETURN OF PREMIUM RIDER

                                                 0% Hypothetical                              6% Hypothetical
                                             Gross Investment Return                     Gross Investment Return
                                             -----------------------                     -----------------------
     End Of       Accumulated                        Cash                                         Cash
     Policy         Premiums          Policy       Surrender        Death         Policy        Surrender         Death
    Year (1)          (2)              Value       Value (3)       Benefit         Value        Value (3)        Benefit

          1           11,025           8,657        8,230          260,500          9,205          8,778        260,500
          2           22,601          17,221       16,423          271,000         18,865         18,067        271,000
          3           34,756          25,686       24,214          281,500         28,995         27,523        281,500
          4           47,519          34,058       32,043          292,000         39,624         37,609        292,000
          5           60,920          42,340       39,875          302,500         50,781         48,317        302,500
          6           74,991          50,764       47,999          313,000         62,732         59,967        313,000
          7           89,766          59,086       56,640          323,500         75,267         72,821        323,500
          8           94,254          57,788       55,621          323,500         78,322         76,154        323,500
          9           98,967          56,483       54,630          323,500         81,516         79,664        323,500
         10          103,915          55,161       53,628          323,500         84,848         83,315        323,500
         15          132,625          49,946       49,920          323,500        106,015        105,988        323,500
         20          169,267          43,439       43,439          323,500        132,128        132,128        323,500
         25          216,032          35,010       35,010          323,500        165,269        165,269        323,500
         30          275,717          22,926       22,926          323,500        206,606        206,606        346,622
         35          351,893            0(4)         0(4)             0(4)        250,404        250,404        377,158
         40          449,114                                                      294,782        294,782        404,447
         45          573,196                                                      341,819        341,819        435,156
         50          731,560                                                      391,823        391,823        469,390
         55          933,677                                                      443,891        443,891        507,606
         60        1,191,634                                                      504,331        504,331        548,921
         65        1,520,861                                                      601,734        601,734        603,704

                                12% Hypothetical
                            Gross Investment Return
                            -----------------------
     End Of                          Cash
     Policy          Policy        Surrender          Death
    Year (1)         Value         Value (3)         Benefit

          1             9,754            9,327         260,500
          2            20,576           19,778         271,000
          3            32,576           31,105         281,500
          4            45,891           43,876         292,000
          5            60,670           58,205         302,500
          6            77,322           74,556         313,000
          7            95,799           93,353         323,500
          8           105,635          103,467         326,947
          9           116,539          114,687         349,556
         10           128,614          127,081         373,960
         15           214,244          214,217         535,381
         20           356,221          356,221         770,994
         25           593,396          593,396       1,124,431
         30           984,393          984,393       1,651,507
         35         1,581,730        1,581,730       2,382,397
         40         2,467,440        2,467,440       3,385,375
         45         3,789,771        3,789,771       4,824,603
         50         5,752,003        5,752,003       6,890,692
         55         8,625,456        8,625,456       9,863,517
         60        12,968,066       12,968,066      14,114,647
         65        20,468,593       20,468,593      20,535,602

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) the Cash Value Accumulation Test is used, (c) no policy loan has been made, (d) no partial withdrawal of the Cash Surrender Value has been made, (e) no premiums have been allocated to the Fixed Account, and (f) the Cash Value Enhancement Rider is used.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 17 Policy Years.

(4)  In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $250,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                   $10,500 ANNUAL PLANNED PREMIUM FOR 7 YEARS
    ASSUMING MAXIMUM CHARGES AND REFLECTING THE CASH VALUE ENHANCEMENT RIDER
                        AND THE RETURN OF PREMIUM RIDER

                                                 0% Hypothetical                              6% Hypothetical
                                             Gross Investment Return                     Gross Investment Return
                                             -----------------------                     -----------------------
     End Of       Accumulated                        Cash                                         Cash
     Policy         Premiums          Policy       Surrender        Death         Policy        Surrender         Death
    Year (1)          (2)              Value       Value (3)       Benefit         Value        Value (3)        Benefit
          1           11,025           8,629         8,202         260,500          9,176          8,749        260,500
          2           22,601          16,644        15,845         271,000         18,266         17,467        271,000
          3           34,756          24,514        23,042         281,500         27,743         26,272        281,500
          4           47,519          32,233        30,218         292,000         37,621         35,606        292,000
          5           60,920          39,796        37,332         302,500         47,911         45,447        302,500
          6           74,991          47,436        44,671         313,000         58,877         56,112        313,000
          7           89,766          54,901        52,455         323,500         70,296         67,850        323,500
          8           94,254          52,706        50,538         323,500         72,130         69,962        323,500
          9           98,967          50,446        48,594         323,500         73,977         72,125        323,500
         10          103,915          48,118        46,586         323,500         75,839         74,306        323,500
         15          132,625          36,773        36,746         323,500         87,052         87,025        323,500
         20          169,267          21,915        21,915         323,500         98,058         98,058        323,500
         25          216,032             412           412         323,500        106,828        106,828        323,500
         30          275,717            0(4)          0(4)            0(4)        110,149        110,149        323,500
         35          351,893                                                      100,454        100,454        323,500
         40          449,114                                                       60,641         60,641        323,500
         45          573,196                                                         0(4)           0(4)           0(4)
         50          731,560
         55          933,677
         60        1,191,634
         65        1,520,861

                                 12% Hypothetical
                             Gross Investment Return
                             -----------------------
     End Of                           Cash
     Policy           Policy        Surrender          Death
    Year (1)          Value         Value (3)         Benefit
          1              9,724           9,297          260,500
          2             19,955          19,156          271,000
          3             31,241          29,770          281,500
          4             43,695          41,680          292,000
          5             57,437          54,972          302,500
          6             72,860          70,095          313,000
          7             89,889          87,443          323,500
          8             98,067          95,899          323,500
          9            107,083         105,231          323,500
         10            117,007         115,474          340,210
         15            184,685         184,658          461,514
         20            290,113         290,113          627,911
         25            451,659         451,659          855,853
         30            696,084         696,084        1,167,814
         35          1,058,645       1,058,645        1,594,528
         40          1,587,338       1,587,338        2,177,858
         45          2,337,081       2,337,081        2,975,242
         50          3,393,325       3,393,325        4,065,081
         55          4,857,618       4,857,618        5,554,860
         60          6,975,255       6,975,255        7,591,977
         65         10,327,162      10,327,162       10,360,971

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) the Cash Value Accumulation Test is used, (c) no policy loan has been made, (d) no partial withdrawal of the Cash Surrender Value has been made, (e) no premiums have been allocated to the Fixed Account, and (f) the Cash Value Enhancement Rider is used.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 17 Policy Years.

(4)  In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $512,025 FACE AMOUNT DEATH BENEFIT OPTION 1
                         $100,000 PLANNED SINGLE PREMIUM
  ASSUMING CURRENT CHARGES AND REFLECTING THE CASH VALUE ENHANCEMENT PLUS RIDER

                                                 0% Hypothetical                              6% Hypothetical
                                             Gross Investment Return                     Gross Investment Return
                                             -----------------------                     -----------------------
     End Of       Accumulated                        Cash                                         Cash
     Policy         Premiums          Policy       Surrender        Death         Policy        Surrender         Death
    Year (1)          (2)              Value       Value (3)       Benefit         Value        Value (3)        Benefit
       1             105,000          93,654         93,654        512,025          99,362          99,362        512,025
       2             110,250          90,599         90,599        512,025         102,061         102,061        512,025
       3             115,763          87,570         87,570        512,025         104,837         104,837        512,025
       4             121,551          84,579         84,579        512,025         107,707         107,707        512,025
       5             127,628          81,625         81,625        512,025         110,675         110,675        512,025
       6             134,010          78,935         78,935        512,025         113,981         113,981        512,025
       7             140,710          76,260         76,260        512,025         117,387         117,387        512,025
       8             147,746          73,597         73,597        512,025         120,897         120,897        512,025
       9             155,133          70,950         70,950        512,025         124,520         124,520        512,025
      10             162,889          68,308         68,308        512,025         128,252         128,252        512,025
      15             207,893          58,316         58,316        512,025         152,809         152,809        512,025
      20             265,330          48,686         48,686        512,025         188,022         188,022        512,025
      25             338,635          35,872         35,872        512,025         231,582         231,582        512,025
      30             432,194          17,204         17,204        512,025         284,519         284,519        512,025
      35             551,602            0(4)           0(4)           0(4)         339,527         339,527        512,025
      40             703,999                                                       398,633         398,633        512,025
      45             898,501                                                       479,175         479,175        512,025
      50           1,146,740                                                       594,359         594,359        624,077
      55           1,463,563                                                       728,229         728,229        764,640
      60           1,867,919                                                       898,930         898,930        907,919
      65           2,383,990                                                     1,145,021       1,145,021      1,145,021

                                12% Hypothetical
                            Gross Investment Return
                            -----------------------
     End Of                          Cash
     Policy          Policy        Surrender          Death
    Year (1)         Value         Value (3)         Benefit
        1              105,070        105,070          512,025
        2              114,202        114,202          512,025
        3              124,215        124,215          512,025
        4              135,210        135,210          512,025
        5              147,287        147,287          512,025
        6              160,799        160,799          512,025
        7              175,633        175,633          512,025
        8              191,923        191,923          512,025
        9              209,823        209,823          512,025
       10              229,488        229,488          512,025
       15              366,306        366,306          699,645
       20              606,990        606,990          952,974
       25            1,011,814      1,011,814        1,355,831
       30            1,687,373      1,687,373        2,058,595
       35            2,788,808      2,788,808        3,235,017
       40            4,592,213      4,592,213        4,913,668
       45            7,603,213      7,603,213        7,983,374
       50           12,480,149     12,480,149       13,104,156
       55           20,220,815     20,220,815       21,231,855
       60           32,997,747     32,997,747       33,327,725
       65           55,548,812     55,548,812       55,548,812

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) no policy loan has been made, (b) no partial withdrawal of the Cash Surrender Value has been made,
     (c) no premiums have been allocated to the Fixed Account, and (d) the Cash Value Enhancement Plus Rider is used.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 17 Policy Years.

(4)  In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $512,025 FACE AMOUNT DEATH BENEFIT OPTION 1
                         $100,000 PLANNED SINGLE PREMIUM
  ASSUMING MAXIMUM CHARGES AND REFLECTING THE CASH VALUE ENHANCEMENT PLUS RIDER

                                                 0% Hypothetical                              6% Hypothetical
                                             Gross Investment Return                     Gross Investment Return
                                             -----------------------                     -----------------------
     End Of       Accumulated                        Cash                                         Cash
     Policy         Premiums          Policy       Surrender        Death         Policy        Surrender         Death
    Year (1)          (2)              Value       Value (3)       Benefit         Value        Value (3)        Benefit
        1            105,000         93,371        93,371          512,025         99,062         99,062        512,025
        2            110,250         89,227        89,227          512,025        100,611        100,611        512,025
        3            115,763         85,100        85,100          512,025        102,154        102,154        512,025
        4            121,551         80,978        80,978          512,025        103,683        103,683        512,025
        5            127,628         76,847        76,847          512,025        105,185        105,185        512,025
        6            134,010         72,934        72,934          512,025        106,897        106,897        512,025
        7            140,710         68,980        68,980          512,025        108,567        108,567        512,025
        8            147,746         64,981        64,981          512,025        110,194        110,194        512,025
        9            155,133         60,920        60,920          512,025        111,760        111,760        512,025
       10            162,889         56,789        56,789          512,025        113,259        113,259        512,025
       15            207,893         37,848        37,848          512,025        123,051        123,051        512,025
       20            265,330         15,128        15,128          512,025        134,812        134,812        512,025
       25            338,635           0(4)          0(4)             0(4)        140,504        140,504        512,025
       30            432,194                                                      133,393        133,393        512,025
       35            551,602                                                       97,818         97,818        512,025
       40            703,999                                                         0(4)           0(4)           0(4)
       45            898,501
       50          1,146,740
       55          1,463,563
       60          1,867,919
       65          2,383,990

                                 12% Hypothetical
                             Gross Investment Return
                             -----------------------
     End Of                           Cash
     Policy           Policy        Surrender          Death
    Year (1)          Value         Value (3)         Benefit
        1              104,753          104,753         512,025
        2              112,671          112,671         512,025
        3              121,305          121,305         512,025
        4              130,719          130,719         512,025
        5              140,984          140,984         512,025
        6              152,432          152,432         512,025
        7              164,920          164,920         512,025
        8              178,559          178,559         512,025
        9              193,457          193,457         512,025
       10              209,748          209,748         512,025
       15              321,265          321,265         613,615
       20              511,989          511,989         803,823
       25              818,600          818,600       1,096,924
       30            1,311,151        1,311,151       1,599,604
       35            2,095,931        2,095,931       2,431,280
       40            3,356,976        3,356,976       3,591,964
       45            5,411,481        5,411,481       5,682,055
       50            8,635,249        8,635,249       9,067,011
       55           13,570,576       13,570,576      14,249,105
       60           21,506,967       21,506,967      21,722,036
       65           35,354,891       35,354,891      35,354,891

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) no policy loan has been made, (b) no partial withdrawal of the Cash Surrender Value has been made,
     (c) no premiums have been allocated to the Fixed Account, and (d) the Cash Value Enhancement Plus Rider is used.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 17 Policy Years.

(4)  In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of New York
Years ended December 31, 2001, 2000 and 1999

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                          AUDITED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999




                                    CONTENTS

Report of Independent Auditors...............................................  1

Audited Financial Statements

Balance Sheets...............................................................  2
Statements of Income.........................................................  3
Statements of Changes in Shareholder's Equity................................  4
Statements of Cash Flows.....................................................  5
Notes to Financial Statements................................................  6

                         Report of Independent Auditors


The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of New York


We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of New York ("the Company") as of December 31, 2001 and 2000, and the related statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

                                                 /s/ Ernst & Young LLP
February 28, 2002

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS

AS AT DECEMBER 31
ASSETS  ($ thousands)                                                    2001            2000
----------------------------------------------------------------------------------------------
INVESTMENTS:
   Fixed-maturity securities available-for-sale, at fair value
   (amortized cost: 2001, $110,293; 2000, $114,333)                $  112,479     $   114,188
   Investment in unconsolidated affiliate                                 200             200
   Policy loans                                                         4,220           2,320
   Short-term investments                                             134,652          48,200
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                  $  251,551     $   164,908
----------------------------------------------------------------------------------------------

Accrued investment income                                               3,836           3,277
Deferred acquisition costs                                             88,825          59,605
Federal income tax recoverable from affiliates                          1,275           1,000
Other assets                                                              596             518
Receivable for undelivered securities                                      --           6,700
Due from reinsurers                                                     4,154           1,338
Separate account assets                                             1,216,380       1,165,991
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                       $1,566,617     $ 1,403,337
==============================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY ($ thousands)
----------------------------------------------------------------------------------------------
LIABILITIES:
   Policyholder liabilities and accruals                           $  238,377     $   129,889
   Payable to affiliates                                                5,200           3,079
   Deferred income taxes                                                6,009           6,129
   Cash overdraft                                                         672           1,312
   Other liabilities                                                    9,454           7,307
   Separate account liabilities                                     1,216,380       1,165,991
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  $1,476,092     $ 1,313,707
----------------------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY:
   Common stock                                                    $    2,000     $     2,000
   Additional paid-in capital                                          72,706          72,706
   Retained earnings                                                   15,466          15,435
   Accumulated other comprehensive income (loss)                          353            (511)
----------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY                                         $   90,525     $    89,630
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                         $1,566,617     $ 1,403,337
==============================================================================================

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31
 ($ thousands)                                                                     2001          2000          1999
--------------------------------------------------------------------------------------------------------------------
REVENUES:
      Fees from separate accounts and policyholder liabilities                 $ 21,457      $ 19,151      $ 14,670
      Premiums                                                                       43           258           175
      Net investment income                                                      20,415        21,054        16,944
      Net realized investment gains (losses)                                        730        (1,319)         (222)
--------------------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                                  $ 42,645      $ 39,144      $ 31,567
--------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
      Policyholder benefits and claims                                         $ 10,062      $ 10,336      $  6,613
      Amortization of deferred acquisition costs                                 10,597         7,770         4,287
      Other insurance expenses                                                   22,555        14,772        11,834
--------------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                                    $ 43,214      $ 32,878      $ 22,734
--------------------------------------------------------------------------------------------------------------------
(LOSS) INCOME BEFORE INCOME TAXES                                              $   (569)     $  6,266      $  8,833
--------------------------------------------------------------------------------------------------------------------
INCOME TAX (BENEFIT) EXPENSE                                                   $   (600)     $   (222)     $  3,095
--------------------------------------------------------------------------------------------------------------------
NET INCOME                                                                     $     31      $  6,488      $  5,738
====================================================================================================================

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                                                      ACCUMULATED
                                                                                         OTHER             TOTAL
                                COMMON         ADDITIONAL         RETAINED           COMPREHENSIVE      SHAREHOLDER'S
($ thousands)                   STOCK        PAID-IN CAPITAL      EARNINGS           INCOME (LOSS)         EQUITY
---------------------------------------------------------------------------------------------------------------------
Balance, January 1, 1999        $2,000           $72,706           $ 3,209              $ 1,452           $79,367
Comprehensive income (loss)         --                --             5,738               (3,896)            1,842
---------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999      $2,000           $72,706           $ 8,947              $(2,444)          $81,209
---------------------------------------------------------------------------------------------------------------------
Comprehensive income                --                --             6,488                1,933             8,421
---------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000      $2,000           $72,706           $15,435              $  (511)          $89,630
---------------------------------------------------------------------------------------------------------------------
Comprehensive income                --                --                31                  864               895
---------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001      $2,000           $72,706           $15,466              $   353           $90,525
=====================================================================================================================

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS


FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                                            2001           2000          1999
---------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:
Net income                                                                          $      31      $   6,488      $  5,738
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
      Amortization of bond discount and premium                                           516             79           585
      Net realized investment (gains) losses                                             (730)         1,319           222
      Provision for deferred income tax                                                  (325)         1,454         1,857
      Amortization of deferred acquisition costs                                       10,597          7,770         4,287
      Policy acquisition costs deferred                                               (41,137)       (17,673)      (15,604)
      Benefits to policyholders                                                        10,062         10,336         6,613
      Changes in assets and liabilities:
           Accrued investment income                                                     (559)          (241)           37
           Federal income tax recoverable from affiliates                                (275)        (1,000)           --
           Other assets                                                                   (78)           (62)        1,378
           Payable to affiliates                                                        2,121           (746)         (289)
           Other liabilities                                                            2,027          2,049         3,315
---------------------------------------------------------------------------------------------------------------------------
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES                                 $ (17,750)     $   9,773      $  8,139
---------------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
Fixed-maturity securities sold, matured or repaid                                   $ 115,381      $ 109,657      $ 73,626
Fixed-maturity securities purchased                                                  (111,208)       (99,945)      (78,960)
Net change in investment in unconsolidated affiliates                                      --            (25)           --
Net change in short-term investments                                                  (86,396)        (6,886)      (31,279)
Policy loans advanced, net                                                             (1,900)        (1,390)         (378)
Net change in receivable for undelivered securities                                     6,700         (6,700)           --
---------------------------------------------------------------------------------------------------------------------------
CASH USED IN INVESTING ACTIVITIES                                                   $ (77,423)     $  (5,289)     $(36,991)
---------------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
Net reinsurance consideration                                                       $  (2,816)     $    (693)     $   (645)
Increase in account balances subject to reinsurance                                     2,816            693           645
Deposits to policyholder funds                                                        203,523         54,403        50,351
Net transfers to separate accounts from policyholder funds                            (84,067)       (47,167)      (12,246)
Return of policyholder funds                                                          (23,643)       (20,125)       (8,106)
---------------------------------------------------------------------------------------------------------------------------
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                                     $  95,813      $ (12,889)     $ 29,999
---------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS:
Increase (decrease) during the year                                                 $     640      $  (8,405)     $  1,147
Balance (overdraft), beginning of year                                                 (1,312)         7,093         5,946
---------------------------------------------------------------------------------------------------------------------------
BALANCE (OVERDRAFT), END OF YEAR                                                    $    (672)     $  (1,312)     $  7,093
===========================================================================================================================


The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
                            (IN THOUSANDS OF DOLLARS)


1.       ORGANIZATION

         The Manufacturers Life Insurance Company of New York (the "Company") is a stock life insurance company, which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department ("the Department") granted the Company a license to operate on July 22, 1992. The Company is a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America (hereinafter referred to as "MNA"), which in turn is, a wholly owned subsidiary of Manulife-Wood Logan Holding Co., Inc. (hereinafter referred to as "MWLH"). MWLH is a wholly owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA"), which is in turn, an indirect wholly owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are known collectively as "Manulife Financial."

         The Company issues both individual and group annuity as well as individual life insurance contracts (collectively, the contracts) in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account or a non-insulated separate account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invests in either the shares of various portfolios of the Manufacturers Investment Trust ("MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in various portfolios of open-end investment management companies offered and managed by unaffiliated third parties.

         Manufacturers Securities Services, LLC ("MSS"), an affiliate of the Company, is the investment advisor to MIT, the principal underwriter for the variable contracts, and exclusive distributor of all contracts issued by the Company. The Company has a 10% ownership in MSS, which is accounted for on the equity method. The Company's investment in MSS is $200 as at December 31, 2001.

2.       SIGNIFICANT ACCOUNTING POLICIES

    a)   BASIS OF PRESENTATION

         The accompanying financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    b)   INVESTMENTS

         The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Temporary changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred acquisition costs and deferred taxes. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Policy loans are reported at aggregate unpaid balances, which approximate fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than 90 days as at the date of acquisition, are reported at amortized cost, which approximates fair value.

    c)   CASH EQUIVALENTS

         The Company considers all liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

      d)   DEFERRED ACQUISITION COSTS ("DAC")

           Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed.

      e)   POLICYHOLDER LIABILITIES AND ACCRUALS


           For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders. For traditional non-participating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses, and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation.


      f)   SEPARATE ACCOUNTS

           Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to variable annuity and variable life contracts as well as for group pension business, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

2.         SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      g)   REVENUE RECOGNITION



           Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses, and surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional non-participating life insurance policies are recognized as revenue when due. Investment income is recorded on the accrual basis of accounting and is adjusted for any amortization of premiums or discount where applicable.


      h)   POLICYHOLDER BENEFITS AND CLAIMS

           Benefits for variable annuity and variable life contracts, for universal life insurance contracts and for investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

      i)   INCOME TAXES

           Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards 109 ("SFAS 109"), "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

      j)   RECLASSIFICATIONS

           Certain prior year amounts have been reclassified to conform to the current year presentation.

3.         INVESTMENTS AND INVESTMENT INCOME

      a)   FIXED-MATURITY SECURITIES

           At December 31, 2001 and 2000, all fixed-maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                                                GROSS                 GROSS
                                                              UNREALIZED            UNREALIZED
           AS AT DECEMBER 31         AMORTIZED COST             GAINS                 LOSSES                 FAIR VALUE
           ($ thousands)           2001         2000        2001      2000       2001        2000         2001         2000
----------------------------------------------------------------------------------------------------------------------------
U.S. government                  $ 35,746     $ 39,529     $  409     $364     $(121)     $    (5)     $ 36,034     $ 39,888
Corporate securities               68,767       66,950      2,138      591      (370)      (1,076)       70,535       66,465
Mortgage-backed securities          2,717        6,796         87        6        --          (26)        2,804        6,776
Foreign governments                 3,063           --         45       --        (2)          --         3,106           --
States/political subdivisions          --        1,058         --        1        --           --            --        1,059
----------------------------------------------------------------------------------------------------------------------------
TOTAL FIXED-MATURITY SECURITIES  $110,293     $114,333     $2,679     $962     $(493)     $(1,107)     $112,479     $114,188
----------------------------------------------------------------------------------------------------------------------------

           Proceeds from sales of fixed-maturity securities during 2001 were $97,631 (2000, $54,082; 1999 $60,595). Gross gains of $871 and gross losses of $222 were realized on those sales (gross gains and losses were $245 and $1,550 for 2000; and $301 and $523 for 1999, respectively).

           The contractual maturities of fixed-maturity securities at December 31, 2001 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

($ thousands)                               AMORTIZED COST            FAIR VALUE
--------------------------------------------------------------------------------
FIXED-MATURITY SECURITIES
   One year or less                           $  24,142               $  24,552
   Greater than 1; up to 5 years                 35,670                  36,847
   Greater than 5; up to 10 years                34,816                  35,414
   Due after 10 years                            12,948                  12,862
   Mortgage-backed securities                     2,717                   2,804
--------------------------------------------------------------------------------
TOTAL FIXED-MATURITY SECURITIES               $ 110,293               $ 112,479
--------------------------------------------------------------------------------

           Fixed-maturity securities with a fair value of $431 and $437 at December 31, 2001 and 2000, respectively, were on deposit with or in custody accounts on behalf of the Department to satisfy regulatory requirements.

3.         INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

       b)  INVESTMENT INCOME

           Income by type of investment was as follows:

     FOR THE YEARS ENDED DECEMBER 31
     ($ thousands)                        2001         2000         1999
     --------------------------------------------------------------------
     Fixed-maturity securities        $  6,305     $  7,910     $  8,147
     Other invested assets               9,864       10,053        7,476
     Short-term investments              4,415        3,228        1,443
     --------------------------------------------------------------------
     Gross investment income            20,584       21,191       17,066
     --------------------------------------------------------------------
     Investment expenses                  (169)        (137)        (122)
     --------------------------------------------------------------------
     NET INVESTMENT INCOME            $ 20,415     $ 21,054     $ 16,944
     ====================================================================

           The Company includes income earned from its investment in MSS in the other invested assets category. Income earned from the Company's investment in MSS was $9,629, $9,970 and $7,453 for the years ended December 31, 2001, 2000, and 1999, respectively.

4.         COMPREHENSIVE INCOME

           Total comprehensive income was as follows:

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                           2001       2000       1999
-----------------------------------------------------------------------------------
NET INCOME                                            $   31    $ 6,488    $ 5,738
-----------------------------------------------------------------------------------
OTHER COMPREHENSIVE INCOME, NET OF TAX:
   Unrealized holding gains (losses) arising during
   the year                                            1,339      1,076     (4,038)
    Less:
   Reclassification adjustment for realized gains
   (losses) included in net income                       475       (857)      (142)
-----------------------------------------------------------------------------------
Other comprehensive income (loss)                        864      1,933     (3,896)
-----------------------------------------------------------------------------------
COMPREHENSIVE INCOME                                  $  895    $ 8,421    $ 1,842
===================================================================================

           Other comprehensive income is reported net of income tax expense (benefit) of $202, $293 and $(1,088) for 2001, 2000 and 1999, respectively.

5.         DEFERRED ACQUISITION COSTS

           The components of the change in DAC were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                  2001          2000          1999
--------------------------------------------------------------------------------
Balance at January 1                       $ 59,605      $ 50,476      $ 36,831
Capitalization                               41,137        17,673        15,604
Amortization                                (10,597)       (7,770)       (4,287)
Effect of net unrealized (gains) losses
     on securities available-for-sale        (1,320)         (774)        2,328
--------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                     $ 88,825      $ 59,605      $ 50,476
================================================================================

6.         INCOME TAXES

           The components of income tax (benefit) expense were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                  2001           2000         1999
--------------------------------------------------------------------------------
Current (benefit) expense                     $(275)       $(1,676)      $1,238
Deferred (benefit) expense                     (325)         1,454        1,857
--------------------------------------------------------------------------------
TOTAL (BENEFIT) EXPENSE                       $(600)       $  (222)      $3,095
================================================================================

           Included in the current benefit for 2000 is a $1,869 one-time reduction of tax expense for periods prior to 2000. This resulted from a new IRS technical memorandum clarifying the treatment of dividends received deduction for Separate Accounts. The tax benefit resulting from the dividends received deduction was $420 and $560 for the years ended December 31, 2001 and 2000, respectively.

           Components of the Company's net deferred tax liability are as follows:

AS AT DECEMBER 31
($ thousands)                                                 2001         2000
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
   Reserves                                               $  6,078      $   961
   Net operating loss carryforwards                          8,608        1,811
    Net capital loss carryforwards                              --          540
    Unrealized losses on securities available-for-sale          --          183
--------------------------------------------------------------------------------
Gross deferred tax assets                                   14,686        3,495
    Valuation allowance                                         --         (171)
--------------------------------------------------------------------------------
Net deferred tax assets                                     14,686        3,324
--------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:
   Deferred acquisition costs                              (17,949)      (8,782)
   Unrealized gains on securities available-for-sale          (190)          --
   Other                                                    (2,556)        (671)
--------------------------------------------------------------------------------
Total deferred tax liabilities                             (20,695)      (9,453)
--------------------------------------------------------------------------------
NET DEFERRED TAX LIABILITY                                $ (6,009)     $(6,129)
================================================================================

           As of December 31, 2000, the Company had unrealized capital losses in its available-for-sale portfolio. Under federal tax law, utilization of these capital losses, when realized, is limited to use as an offset against capital gains. The Company believed that it was more likely than not that it would be unable to realize the benefit of the full deferred tax asset related to the net unrealized capital losses. The Company had therefore established a valuation allowance for the amount in excess of the available capital gains. As of December 31, 2001 the Company has unrealized capital gains in its available-for-sale portfolio and it believes that it will realize the full benefit of its deferred tax assets.


           The Company participates as a member of the MWLH-affiliated group, filing a consolidated federal income tax return. The Company files a separate State of New York return. The method of allocation between the companies is subject to a tax-sharing agreement under which the tax liability is allocated to each member of the group on a pro rata basis based on the relationship that the member's tax liability charge to the Company will not be more than the Company would have paid on a separate-return basis. Settlements of taxes are made periodically with the parent.

           For 2001, the Company neither received a refund nor made a payment in regards to income taxes. The Company received refunds of $420 and $719 in 2000 and 1999, respectively.

           At December 31, 2001, the Company has operating loss carryforwards of $24,596 that begin to expire in 2015.

7.         SHAREHOLDER'S EQUITY

           The Company has one class of common stock:

           AS AT DECEMBER 31
           ($ thousands)                                      2001      2000
           ------------------------------------------------------------------
           AUTHORIZED, ISSUED AND OUTSTANDING:
               2,000,000 Common shares, par value $1        $2,000    $2,000
           ------------------------------------------------------------------

           The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations on a statutory basis.

           The aggregate statutory capital and surplus of the Company at December 31, 2001 was $34,354 (2000, $60,485). The aggregate statutory net (loss) income of the Company for the year ended 2001 was $(25,602) (2000, $(3,010); 1999, $932). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from GAAP in the United States followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances, and reserves.

8.         REINSURANCE

           At December 31, 2001, the Company has treaties with thirteen reinsurers, twelve unaffiliated and one affiliated, to reinsure any face amounts in excess of $100 for all individual life insurance products. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations. To date, there has been one recovery accrued under these agreements; a recovery of $2,900 on a $3,000 death claim.


           At December 31, 2001, the Company has deferred stop loss reinsurance agreements with two unaffiliated reinsurers to cover a portion of the risk associated with variable annuity minimum death benefit guarantee claims. The Company paid $750 and $395 in reinsurance premiums for the years ended December 31, 2001 and 2000, respectively. The agreements have a term of fifteen years, at the end of which a settlement will be made. The Company has accounted for these agreements using the deposit method.


9.         RELATED-PARTY TRANSACTIONS

           The Company utilizes various services provided by MLI and its affiliates. Such services include legal, personnel, marketing, investment accounting, and other corporate services. Pursuant to an Administrative Services Agreement and effective for 2001, all intercompany services, except for investment, are billed through ManUSA to the Company. Prior to 2001, such services were billed directly through MLI. Pursuant to an Investment Services Agreement, all investment services are billed directly by MLI to the Company. For the years ended December 31, 2001, 2000, and 1999, the Company was billed administrative and investment service expenses of $17,857, $12,633, and $10,781 respectively from the MLI group of affiliated companies. At December 31, 2001 and 2000, the Company had a net liability to the MLI group of affiliated companies of $4,730 and $3,084 respectively for the services provided.


           Underwriting commissions are paid to MSS. For the years ended December 31, 2001, 2000, and 1999, the Company was billed underwriting commissions of $31,981, $18,336, and $15,388 respectively. At December 31, 2001, the Company had a net liability of $470 for the services provided. At December 31, 2000, the Company had a net receivable of $5 for the services provided. In addition, the Company has a receivable from MSS relating to distributions of $1,092 and $967, which are included in accrued investment income at December 31, 2001 and 2000, respectively.

10.        EMPLOYEE BENEFITS

        a) RETIREMENT PLAN

           The Company participates in a non-contributory pension plan, which is sponsored by the Company's indirect parent ManUSA. "The Manulife Financial U.S. Cash Balance Plan" ("the Plan") provides benefits to participants who have three years of vesting service with the Company. Such benefits are a function of the length of service with the Company as well as the final average earnings of the participant. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

           Cash balance accounts are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits under the Plan vary based on service. Interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year.

           Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are accounted for by the plan sponsor in the current period. Vested benefits are fully funded. Experience gains and losses are amortized into income of the sponsor over the estimated average remaining service lives of the participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

           At December 31, 2001, the projected benefit obligation to the participants of the Plan was $56,235 (2000, $51,854), which was based on an assumed interest rate of 7.25% (2000, 7.25%). The fair value of the Plan assets totaled $71,642 (2000, $80,982).

        b) 401(k) PLAN

           The Company participates in a defined contribution 401(k) Savings Plan sponsored by ManUSA. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The costs associated with the Plan were charged to the Company and were not material.

        c) OTHER POSTRETIREMENT BENEFIT PLAN

           In addition to the above plans, the Company participates in the postretirement benefit plan as sponsored by ManUSA. This plan provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. It provides the medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. This plan provides the retiree with a life insurance benefit of 100% of the salary just prior to retirement. The amount is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

           The postretirement benefit cost of the Company, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains / losses arising from differences between actuarial assumptions and actual experience is accounted for by the plan sponsor, ManUSA. This plan is unfunded.

           Retirees who retired prior to July 1, 2001, or active participants who had attained age 50 and had completed 10 years of service with the Company as of July 1, 2001, were grandfathered and can elect to benefit from either the current plan or the prior plan at retirement.

11.        FAIR VALUE OF FINANCIAL INSTRUMENTS

           The carrying values and estimated fair values of the Company's financial instruments at December 31 were as follows:

                                            2001                          2000
                                 -------------------------------------------------------
                                 CARRYING          FAIR         CARRYING        FAIR
                                  VALUE            VALUE          VALUE         VALUE
                                 -------------------------------------------------------
Assets:
Fixed-maturity securities        $  112,479     $  112,479     $  114,188     $  114,188
Policy loans                          4,220          4,220          2,320          2,320
Short-term investments              134,652        134,652         48,200         48,200
Separate account assets           1,216,380      1,216,380      1,165,991      1,165,991

Liabilities:
Policyholder liabilities and     $  234,223     $  223,693     $  128,551     $  124,592
accruals
Cash overdraft                          672            672          1,312          1,312
Separate account liabilities      1,216,380      1,216,380      1,165,991      1,165,991

11.        FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


           The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments;


           Fixed-Maturity Securities: Fair values for fixed-maturity securities are obtained from an independent pricing service.

           Policy Loans: Carrying values approximate fair values.

           Short-Term Investment and Cash Overdraft: Carrying values approximate fair values.

           Separate Account Assets and Liabilities: The carrying values in the balance sheet for separate account assets and liabilities approximate their fair values.

           Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk are estimated to be the cash surrender value or the cost the Company would incur to extinguish the liability. Amounts are presented net of reinsurance.

12.        LEASES

           The Company leases office space under various operating lease agreements, which will expire between 2002 and 2005. For the years ended December 31, 2001, 2000 and 1999 the Company incurred rent expense of $311, $248 and $166, respectively.

           The minimum lease payments associated with the office space under the operating lease agreements are as follows:

               YEAR ENDED                 MINIMUM LEASE PAYMENTS
               -------------------------------------------------
                  2002                           $  298
                  2003                              279
                  2004                              242
                  2005                              154
                                          ----------------------

               TOTAL                             $  973
               =================================================

13.        BORROWED MONEY

           At the beginning of 2001, the Company had an unsecured line of credit with State Street Bank and Trust in the amount of $5,000, which had an interest rate that varied with changes in the bank's money market rate. This line of credit was discontinued during the year. There were no outstanding advances under the line of credit at December 31, 2000.

14.        CAPITAL MAINTENANCE AGREEMENTS

           Pursuant to a capital maintenance agreement and subject to regulatory approval, MLI has agreed to maintain the Company's statutory capital and surplus at a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

15.        CONTINGENCIES

           The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

16.        CODIFICATION

           In March 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company use to prepare their statutory-basis financial statements. The State of New York adopted Codification as the prescribed basis of accounting on which insurers must report their statutory-basis results. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification was reported as an increase to surplus in the statutory-basis financial statement of the Company. In total, statutory-basis surplus of the Company increased by $17.

17.        SUBSEQUENT EVENT

           Effective January 1, 2002, the parent company, MNA, was merged with and into ManUSA. As well, the indirect parent company, MWHL, was liquidated into ManUSA. ManUSA will undertake all future operations of MNA.

           Effective January 1, 2002, MSS is no longer the exclusive distributor of all contracts issued by the Company. This service is now exclusively offered by Manulife Financial Securities, LLC, a wholly owned subsidiary of ManUSA.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT B

Audited Financial Statements

Years ended December 31, 2001 and 2000 with Report of Independent Auditors

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

                          Audited Financial Statements


                     Years ended December 31, 2001 and 2000




                                    CONTENTS

Report of Independent Auditors.............................................  1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity............................  2
Statements of Operations and Changes in Contract Owners' Equity............  4
Notes to Financial Statements.............................................. 21

                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company of New York Separate Account B

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of New York Separate Account B as of December 31, 2001, and the related statements of operations and changes in contract owners' equity for each of the periods presented herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York Separate Account B at December 31, 2001, and the results of its operations and the changes in its contract owners' equity for each of the periods presented herein in conformity with accounting principles generally accepted in the United States.


                                 /s/ Ernst & Young LLP


February 1, 2002

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2001


ASSETS
Investments at fair value:
    Sub-Accounts:
        Aggressive Growth Trust - 15,712 shares (cost $305,709)                        $   207,717
        All Cap Growth Trust - 6,763 shares (cost $144,608)                                 99,760
        All Cap Value Trust - 11,358 shares (cost $137,106)                                143,220
        Balanced Trust - 358 shares (cost $5,297)                                            4,863
        Blue Chip Growth Trust - 10,382 shares (cost $167,087)                             164,347
        Capital Opportunities Trust - 90 shares (cost $993)                                    966
        Diversified Bond Trust - 29,672 shares (cost $290,019)                             314,222
        Dynamic Growth Trust - 7,066 shares (cost $41,430)                                  33,636
        Emerging Small Company Trust - 4,204 shares (cost $159,903)                        109,547
        Equity Income Trust - 5,388 shares (cost $80,335)                                   81,523
        Equity Index Trust - 611 shares (cost $10,097)                                       8,561
        Financial Services Trust - 264 shares (cost $3,006)                                  3,069
        Fundamental Value Trust - 383 shares (cost $4,433)                                   4,491
        Global Bond Trust - 20 shares (cost $225)                                              229
        Global Equity Trust - 9,292 shares (cost $149,442)                                 120,802
        Growth Trust - 23,042 shares (cost $492,806)                                       321,442
        Growth and Income Trust - 18,897 shares (cost $544,420)                            451,836
        Health Sciences Trust - 3,544 shares (cost $47,866)                                 47,988
        High Yield Trust - 5,354 shares (cost $53,167)                                      52,896
        Income and Value Trust - 581 shares (cost $5,941)                                    5,883
        International Small Cap Trust - 7,562 shares (cost $147,966)                        85,451
        International Stock Trust - 11,999 shares (cost $165,880)                          115,070
        International Value Trust - 773 shares (cost $8,383)                                 8,148
        Internet Technologies Trust - 1,877 shares (cost $9,005)                             7,114
        Investment Quality Bond Trust - 5,257 shares (cost $62,122)                         62,300
        Large Cap Growth Trust - 25,203 shares (cost $342,108)                             249,260
        Lifestyle Growth 820 Trust - 5,035 shares (cost $57,474)                            56,645
        Mid Cap Growth Trust - 8,294 shares (cost $83,555)                                  86,836
        Mid Cap Index Trust - 2,459 shares (cost $29,937)                                   31,519
        Mid Cap Opportunities Trust - 14 shares (cost $138)                                    151
        Mid Cap Stock Trust - 2,429 shares (cost $26,642)                                   26,164
        Mid Cap Value Trust - 264 shares (cost $3,157)                                       3,450
        Money Market Trust - 73,998 shares (cost $739,983)                                 739,983
        Overseas Trust - 2,818 shares (cost $30,422)                                        24,125


              The Manufacturers Life Insurance Company of New York
                               Separate Account B

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2001

ASSETS (CONTINUED)
Investments at fair value:
    Sub-Accounts:
        Pacific Rim Emerging Markets Trust - 113 shares (cost $877)                            753
        Quantitative Equity Trust - 14,764 shares (cost $368,667)                          253,939
        Real Estate Securities Trust - 429 shares (cost $6,241)                              6,654
        Science and Technology Trust - 9,965 shares (cost $252,516)                        127,852
        Small Cap Index Trust - 823 shares (cost $8,465)                                     9,282
        Small Company Blend Trust - 1,095 shares (cost $11,663)                             12,026
        Small Company Value Trust - 7,225 shares (cost $96,590)                             99,712
        Strategic Bond Trust - 29,821 shares (cost $310,167)                               320,278
        Strategic Opportunities Trust - 15,118 shares (cost $244,159)                      191,095
        Telecommunications Trust - 165 shares (cost $1,345)                                  1,309
        Total Return Trust - 5,542 shares (cost $77,209)                                    76,920
        Total Stock Market Index Trust - 1,897 shares (cost $18,512)                        18,572
        U.S. Government Securities Trust - 11,244 shares (cost $155,346)                   154,261
        U.S. Large Cap Value Trust - 2,874 shares (cost $34,913)                            36,239
        Value Trust - 4,559 shares (cost $74,350)                                           75,081
        500 Index Trust - 6,963 shares (cost $67,776)                                       68,304
                                                                                   ----------------
Total assets                                                                           $ 5,125,491
                                                                                   ================
CONTRACT OWNERS' EQUITY
Variable life contracts                                                                $ 5,125,491
                                                                                   ================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

         Statements of Operations and Changes in Contract Owners' Equity

                                                                           SUB-ACCOUNT
                                                    -----------------------------------------------------------
                                                          AGGRESSIVE GROWTH               ALL CAP GROWTH
                                                                TRUST                          TRUST
                                                    -----------------------------------------------------------
                                                      YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                      DEC. 31/01      DEC. 31/00     DEC. 31/01     DEC. 31/00
                                                    -----------------------------------------------------------
Income:
    Net investment income (loss) during the year      $      -        $      -       $  6,099       $      -
    Net realized gain (loss) during the year           (13,806)          5,567        (14,072)         2,738
    Unrealized appreciation (depreciation) during
      the year                                         (64,410)        (33,582)       (21,996)       (22,851)
                                                     ----------------------------------------------------------
Net increase (decrease) in assets from
  operations                                           (78,217)        (28,015)       (29,969)       (20,113)
                                                     ----------------------------------------------------------
Changes from principal transactions:
    Transfer of net premiums                            20,730          354,225        23,683        153,600
    Transfer on terminations                           (40,354)        (22,142)       (18,298)        (8,424)
    Transfer on policy loans                                 -               -              -              -
    Net interfund transfers                              1,490               -           (719)             -
                                                     ----------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                               (18,134)        332,083          4,666        145,176
                                                     ----------------------------------------------------------
Total increase (decrease) in assets                    (96,351)        304,068        (25,303)       125,063
Assets beginning of year                               304,068               -        125,063              -
                                                     ----------------------------------------------------------
Assets end of year                                    $207,717        $304,068       $ 99,760       $125,063
                                                     ==========================================================


* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.

See accompanying notes.


                                                  SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
     ALL CAP                                                    BLUE CHIP               CAPITAL APPREC-    CAPITAL OPPOR-
   VALUE TRUST              BALANCED TRUST                    GROWTH TRUST                ATION TRUST      TUNITIES TRUST
--------------------------------------------------------------------------------------------------------------------------
   PERIOD ENDED       YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED      PERIOD ENDED       PERIOD ENDED
   DEC. 31/01*        DEC. 31/01      DEC. 31/00        DEC. 31/01       DEC. 31/00       DEC. 31/01*        DEC. 31/01*
--------------------------------------------------------------------------------------------------------------------------
    $     18           $   39          $    -            $  2,766          $    20          $     -          $    -
          61              (66)              9              (3,821)              55               95             (20)

       6,114             (374)            (61)             (3,215)             475                -             (27)
--------------------------------------------------------------------------------------------------------------------------

       6,193             (401)            (52)             (4,270)             550               95             (47)
--------------------------------------------------------------------------------------------------------------------------

     139,664            3,716           2,200             143,359           28,060                -               -
      (2,637)            (500)           (174)            (12,623)          (3,004)             (95)           (212)
           -                -               -                   -                -                -               -
           -               74               -              10,653            1,622                -           1,225
--------------------------------------------------------------------------------------------------------------------------

     137,027            3,290           2,026             141,389           26,678              (95)          1,013
--------------------------------------------------------------------------------------------------------------------------
     143,220            2,889           1,974             137,119           27,228                -             966
           -            1,974               -              27,228                -                -               -
--------------------------------------------------------------------------------------------------------------------------
    $143,220           $4,863          $1,974            $164,347          $27,228          $     -          $  966
==========================================================================================================================

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)


                                                                                   SUB-ACCOUNT
                                                        -----------------------------------------------------------------

                                                            DIVERSIFIED BOND TRUST          DYNAMIC GROWTH TRUST
                                                        ---------------------------------------------------------------
                                                          YEAR ENDED      YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                                          DEC. 31/01      DEC. 31/00       DEC. 31/01     DEC. 31/00**
                                                        ---------------------------------------------------------------
Income:
    Net investment income (loss) during the year           $ 18,942        $      -          $    51         $     -
    Net realized gain (loss) during the year                  5,776           2,441          (10,501)           (131)
    Unrealized appreciation (depreciation) during
      the year                                               (1,519)         25,722           (4,568)         (3,225)
                                                        ---------------------------------------------------------------
Net increase (decrease) in assets from
  operations                                                 23,199          28,163          (15,018)         (3,356)
                                                        ---------------------------------------------------------------
Changes from principal transactions:
    Transfer of net premiums                                  3,969         325,738           28,637          31,704
    Transfer on terminations                                (56,293)        (10,554)          (6,677)         (2,685)
    Transfer on policy loans                                      -               -                -               -
    Net interfund transfers                                       -               -               94             937
                                                        ---------------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                                    (52,324)        315,184           22,054          29,956
                                                        ---------------------------------------------------------------
Total increase (decrease) in assets                         (29,125)        343,347            7,036          26,600

Assets beginning of year                                    343,347               -           26,600               -
                                                        ---------------------------------------------------------------
Assets end of year                                         $314,222        $343,347          $33,636         $26,600
                                                        ===============================================================


* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                   SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
         EMERGING SMALL                                                                               FINANCIAL
          COMPANY TRUST                EQUITY INCOME TRUST              EQUITY INDEX TRUST         SERVICES TRUST
------------------------------------------------------------------------------------------------------------------
   YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
   DEC. 31/01       DEC. 31/00       DEC. 31/01      DEC. 31/00      DEC. 31/01      DEC. 31/00      DEC. 31/01*
------------------------------------------------------------------------------------------------------------------

   $  4,759         $      -          $   811          $    -         $   148          $    -         $    1
     (7,522)           3,715             (276)             36            (396)             25            (13)

    (30,741)         (19,615)             451             737            (966)           (571)            63
------------------------------------------------------------------------------------------------------------------

    (33,504)         (15,900)             986             773          (1,214)           (546)            51
------------------------------------------------------------------------------------------------------------------

     18,570          171,053           77,598           7,841           5,000           8,721          1,055
    (20,666)         (10,101)          (8,186)         (1,292)         (2,100)         (1,300)          (280)
          -                -                -               -               -               -              -

         95                -            3,803               -               -               -          2,243
------------------------------------------------------------------------------------------------------------------

     (2,001)         160,952           73,215           6,549           2,900           7,421          3,018
------------------------------------------------------------------------------------------------------------------
    (35,505)         145,052           74,201           7,322           1,686           6,875          3,069

    145,052                -            7,322               -           6,875               -              -
------------------------------------------------------------------------------------------------------------------
   $109,547         $145,052          $81,523          $7,322          $8,561          $6,875         $3,069
==================================================================================================================

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)

                                                                                     SUB-ACCOUNT
                                                       ------------------------------------------------------------------
                                                          FUNDAMENTAL         GLOBAL
                                                         VALUE TRUST        BOND TRUST         GLOBAL EQUITY TRUST
                                                       ------------------------------------------------------------------
                                                         PERIOD ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                          DEC. 31/01*       DEC. 31/01      DEC. 31/01      DEC. 31/00
                                                       ------------------------------------------------------------------

Income:
    Net investment income (loss) during the year             $    -              $  -        $ 24,594         $     -
    Net realized gain (loss) during the year                      -                 2          (6,860)             53
    Unrealized appreciation (depreciation) during
      the year                                                   57                 4         (41,893)         13,254
                                                       ------------------------------------------------------------------
Net increase (decrease) in assets from
  operations                                                     57                 6         (24,159)         13,307
                                                       ------------------------------------------------------------------

Changes from principal transactions:
    Transfer of net premiums                                      -               288          22,331         138,000
    Transfer on terminations                                    (52)              (65)         (9,263)         (7,232)
    Transfer on policy loans                                      -                 -               -               -
    Net interfund transfers                                   4,486                 -         (12,182)              -
                                                       ------------------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                                      4,434               223             886         130,768
                                                       ------------------------------------------------------------------
Total increase (decrease) in assets                           4,491               229         (23,273)        144,075

Assets beginning of year                                          -                 -         144,075               -
                                                       ------------------------------------------------------------------
Assets end of year                                           $4,491              $229        $120,802        $144,075
                                                       ==================================================================



* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.

See accompanying notes.


                                                    SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
                                       GROWTH AND INCOME              HEALTH                                       INCOME &
         GROWTH TRUST                        TRUST              SCIENCES TRUST            HIGH YIELD TRUST       VALUE TRUST
----------------------------------------------------------------------------------------------------------------------------------
   YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED      PERIOD ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
   DEC. 31/01       DEC. 31/00     DEC. 31/01      DEC. 31/00      DEC. 31/01*       DEC. 31/01     DEC. 31/00      DEC. 31/01
----------------------------------------------------------------------------------------------------------------------------------


  $      -           $      -       $ 23,704        $     35         $     -           $   543         $    2          $    -
   (23,730)             1,672        (18,532)            869               6              (244)           (38)            (29)

   (52,413)          (118,951)       (58,002)        (34,597)            122               (68)          (202)            (59)
------------------------------------------------------------------------------------------------------------------------------------

   (76,143)          (117,279)       (52,830)        (33,693)            128               231           (238)            (88)
------------------------------------------------------------------------------------------------------------------------------------


    45,985            495,790         104,284        528,869          46,563            52,624          4,122           3,675
   (42,797)           (34,745)       (57,850)        (28,253)           (946)           (3,007)        (1,035)           (487)
         -                  -              -               -               -                 -              -               -
    50,631                  -         (8,963)              -           2,243               199              -           2,783
------------------------------------------------------------------------------------------------------------------------------------

    53,819            461,045         37,471         500,616          47,860            49,816          3,087           5,971
------------------------------------------------------------------------------------------------------------------------------------
   (22,324)           343,766        (15,359)        466,923          47,988            50,047          2,849           5,883

   343,766                  -        467,195             272               -             2,849              -               -
------------------------------------------------------------------------------------------------------------------------------------
  $321,442           $343,766       $451,836        $467,195         $47,988           $52,896         $2,849          $5,883
====================================================================================================================================

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)


                                                                                    SUB-ACCOUNT
                                                       ----------------------------------------------------------------
                                                           INTERNATIONAL SMALL CAP           INTERNATIONAL STOCK
                                                                    TRUST                           TRUST
                                                       ----------------------------------------------------------------
                                                          YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                          DEC. 31/01      DEC. 31/00      DEC. 31/01      DEC. 31/00
                                                       ----------------------------------------------------------------

Income:
    Net investment income (loss) during the year         $      -         $      -       $  6,031         $      -
    Net realized gain (loss) during the year              (11,193)            (540)        (7,881)             919
    Unrealized appreciation (depreciation) during
      the year                                            (27,214)         (35,301)       (31,446)         (19,364)
                                                       ----------------------------------------------------------------
Net increase (decrease) in assets from
 operations                                               (38,407)         (35,841)       (33,296)         (18,445)
                                                       ----------------------------------------------------------------

Changes from principal transactions:
    Transfer of net premiums                               17,697          163,807         17,838          179,836
    Transfer on terminations                              (16,152)          (5,494)       (22,654)          (8,455)
    Transfer on policy loans                                    -                -              -                -
    Net interfund transfers                                  (784)             625            246                -
                                                       ----------------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                                      761          158,938         (4,570)         171,381
                                                       ----------------------------------------------------------------
Total increase (decrease) in assets                       (37,646)         123,097        (37,866)         152,936

Assets beginning of year                                  123,097                -        152,936                -
                                                       ----------------------------------------------------------------
Assets end of year                                       $ 85,451         $123,097       $115,070         $152,936
                                                       ================================================================


** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                 SUB-ACCOUNT
   -----------------------------------------------------------------------------------------------------
           INTERNATIONAL VALUE               INTERNET TECHNOLOGIES       INVESTMENT QUALITY BOND
                 TRUST                             TRUST                            TRUST
   -----------------------------------------------------------------------------------------------------
      YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED     YEAR ENDED       YEAR ENDED
      DEC. 31/01       DEC. 31/00       DEC. 31/01      DEC. 31/00**     DEC. 31/01       DEC. 31/00
   -----------------------------------------------------------------------------------------------------

       $  101           $     -          $     -          $     -          $    32          $  -
         (101)              (18)          (1,542)            (214)              57             2

         (322)               88             (870)          (1,021)             154            24
   ------------------------------------------------------------------------------------------------------

         (322)               70           (2,412)          (1,235)             243            26
   ------------------------------------------------------------------------------------------------------


        6,709             2,242            8,670            4,347           63,089           342
       (1,452)             (391)          (1,842)          (1,039)          (3,696)          (60)
            -                 -                -                -                -             -
        1,292                 -                -              625            2,356             -
   ------------------------------------------------------------------------------------------------------

        6,549             1,851            6,828            3,933           61,749           282
   ------------------------------------------------------------------------------------------------------
        6,227             1,921            4,416            2,698           61,992           308

        1,921                 -            2,698                -              308             -
   ------------------------------------------------------------------------------------------------------
       $8,148           $1,921           $ 7,114          $ 2,698          $62,300          $308
   ======================================================================================================

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)



                                                                             SUB-ACCOUNT
                                                       -----------------------------------------------------
                                                                   LARGE CAP               LIFESTYLE GROWTH
                                                                  GROWTH TRUST                820 TRUST
                                                       -----------------------------------------------------
                                                          YEAR ENDED       YEAR ENDED         YEAR ENDED
                                                          DEC. 31/01       DEC. 31/00         DEC. 31/01
                                                       -----------------------------------------------------

Income:
    Net investment income (loss) during the year          $ 11,436         $      -            $     -
    Net realized gain (loss) during the year               (15,176)           2,400               (281)
    Unrealized appreciation (depreciation) during
      the year                                             (49,602)         (43,246)              (829)
                                                       -----------------------------------------------------
Net increase (decrease) in assets from
  operations                                               (53,342)         (40,846)            (1,110)
                                                       -----------------------------------------------------

Changes from principal transactions:
    Transfer of net premiums                                41,727          355,956             62,339
    Transfer on terminations                               (46,805)         (17,339)            (4,584)
    Transfer on policy loans                                     -                -                  -
    Net interfund transfers                                  9,909                -                  -
                                                       -----------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                                     4,831          338,617             57,755
                                                       -----------------------------------------------------
Total increase (decrease) in assets                        (48,511)         297,771             56,645

Assets beginning of year                                   297,771                -                  -
                                                       -----------------------------------------------------
Assets end of year                                        $249,260         $297,771            $56,645
                                                       =====================================================



* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                   SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
      MID CAP                 MID CAP INDEX                      MID CAP                    MID CAP STOCK
    GROWTH TRUST                  TRUST                    OPPORTUNITIES TRUST                  TRUST
-----------------------------------------------------------------------------------------------------------------
    PERIOD ENDED         YEAR ENDED      PERIOD ENDED          PERIOD ENDED          YEAR ENDED       YEAR ENDED
     DEC. 31/01*         DEC. 31/01      DEC. 31/00**           DEC. 31/01*          DEC. 31/01       DEC. 31/00
-----------------------------------------------------------------------------------------------------------------

     $     -              $   195          $    -                  $  -               $     -          $     -
          47                  (72)              -                     3                  (316)              15

       3,280                1,578               4                    13                  (652)             174
-----------------------------------------------------------------------------------------------------------------

       3,327                1,701               4                    16                  (968)             189
-----------------------------------------------------------------------------------------------------------------


      84,254                8,783           1,775                   185                17,623           14,481
        (745)              (1,872)            (33)                  (50)               (3,078)            (980)
           -                    -               -                     -                (2,654)               -
           -               21,161               -                     -                 1,551                -
-----------------------------------------------------------------------------------------------------------------

      83,509               28,072           1,742                   135                13,442           13,501
-----------------------------------------------------------------------------------------------------------------
      86,836               29,773           1,746                   151                12,474           13,690

           -                1,746               -                     -                13,690                -
-----------------------------------------------------------------------------------------------------------------
     $86,836              $31,519          $1,746                  $151               $26,164          $13,690
=================================================================================================================


              The Manufacturers Life Insurance Company of New York
                               Separate Account B

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)


                                                                               SUB-ACCOUNT
                                                         --------------------------------------------------------
                                                               MID CAP                  MONEY MARKET
                                                             VALUE TRUST                    TRUST
                                                         --------------------------------------------------------
                                                             PERIOD ENDED        YEAR ENDED        YEAR ENDED
                                                             DEC. 31/01*         DEC. 31/01        DEC. 31/00
                                                         --------------------------------------------------------
Income:
    Net investment income (loss) during the year               $    8             $ 16,703          $  5,232
    Net realized gain (loss) during the year                        1                    -                 -
    Unrealized appreciation (depreciation) during
      the year                                                    293                    -                 -
                                                         --------------------------------------------------------
Net increase (decrease) in assets from
  operations                                                      302               16,703             5,232
                                                         --------------------------------------------------------

Changes from principal transactions:
    Transfer of net premiums                                    2,471              745,601           245,912
    Transfer on terminations                                     (461)             (49,951)          (10,047)
    Transfer on policy loans                                        -                    -                 -
    Net interfund transfers                                     1,138             (202,450)          (11,017)
                                                         --------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                                        3,148              493,200           224,848
                                                         --------------------------------------------------------
Total increase (decrease) in assets                             3,450              509,903           230,080

Assets beginning of year                                            -              230,080                 -
                                                         --------------------------------------------------------
Assets end of year                                             $3,450             $739,983          $230,080
                                                         ========================================================


* Reflects the period from commencement of operations May 1, 2001 thorough December 31, 2001.

See accompanying notes.

                                                      SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
                                     PACIFIC RIM EMERGING            QUANTITATIVE EQUITY               REAL ESTATE
        OVERSEAS TRUST                  MARKETS TRUST                       TRUST                     SECURITIES TRUST
----------------------------------------------------------------------------------------------------------------------------
   YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED    YEAR ENDED
   DEC. 31/01      DEC. 31/00     DEC. 31/01      DEC. 31/00     DEC. 31/01      DEC. 31/00      DEC. 31/01    DEC. 31/00
----------------------------------------------------------------------------------------------------------------------------
    $ 1,444         $     -          $   2            $  -       $ 43,657        $    277          $   86        $    -
     (1,593)              1            (35)           (129)       (17,358)          3,469              80            13

     (5,009)         (1,287)           (90)            (34)      (104,731)        (10,022)             30           383
----------------------------------------------------------------------------------------------------------------------------

     (5,158)         (1,286)          (123)           (163)       (78,432)         (6,276)            196           396
----------------------------------------------------------------------------------------------------------------------------

     20,395          17,042            495             659         32,322         357,658           4,556         2,459
     (4,865)         (2,097)          (142)             27        (47,352)        (17,682)           (694)         (199)
          -               -              -               -              -               -               -             -
         94               -              -               -         10,597           2,823             (60)            -
----------------------------------------------------------------------------------------------------------------------------

     15,624          14,945            353             686         (4,433)        342,799           3,802         2,260
----------------------------------------------------------------------------------------------------------------------------
     10,466          13,659            230             523        (82,865)        336,523           3,998         2,656

     13,659               -            523               -        336,804             281           2,656             -
----------------------------------------------------------------------------------------------------------------------------
    $24,125         $13,659           $753            $523       $253,939        $336,804          $6,654        $2,656
============================================================================================================================

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)


                                                                                       SUB-ACCOUNT
                                                      ------------------------------------------------------------------------------
                                                                SCIENCE AND             SMALL CAP             SMALL COMPANY
                                                             TECHNOLOGY TRUST          INDEX TRUST             BLEND TRUST
                                                      ------------------------------------------------------------------------------
                                                        YEAR ENDED      YEAR ENDED    PERIOD ENDED     YEAR ENDED      YEAR ENDED
                                                        DEC. 31/01      DEC. 31/00     DEC. 31/01*     DEC. 31/01      DEC. 31/00
                                                      ------------------------------------------------------------------------------

Income:
    Net investment income (loss) during the year         $ 6,660         $    44         $  147          $   27          $  214
    Net realized gain (loss) during the year             (17,387)          1,705            (55)         (1,050)            (59)
    Unrealized appreciation (depreciation) during
      the year                                           (59,994)        (64,670)           817           1,327            (964)
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in assets from
  operations                                             (70,721)        (62,921)           909             304            (809)
                                                      ------------------------------------------------------------------------------

Changes from principal transactions:
    Transfer of net premiums                              60,328         234,337          8,560          10,106           3,136
    Transfer on terminations                             (26,197)        (19,138)          (847)         (1,973)           (835)
    Transfer on policy loans                              (2,654)              -              -               -               -
    Net interfund transfers                               12,307           2,511            660           1,472             625
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                                  43,784         217,710          8,373           9,605           2,926
                                                      ------------------------------------------------------------------------------
Total increase (decrease) in assets                      (26,937)        154,789          9,282           9,909           2,117

Assets beginning of year                                 154,789               -              -           2,117               -
                                                      ------------------------------------------------------------------------------
Assets end of year                                      $127,852        $154,789         $9,282         $12,026          $2,117
                                                      ==============================================================================


* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.

See accompanying notes.


                                               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
           SMALL COMPANY                                                    STRATEGIC OPPORTUNITIES
            VALUE TRUST                    STRATEGIC BOND TRUST                      TRUST
--------------------------------------------------------------------------------------------------------
    YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED
    DEC. 31/01        DEC. 31/00       DEC. 31/01        DEC. 31/00       DEC. 31/01       DEC. 31/00
--------------------------------------------------------------------------------------------------------


     $    15            $    -          $ 25,508          $      -         $ 25,151         $     61
         333                55             2,843             1,855           (9,166)           1,089

       2,687               435            (7,997)           18,108          (43,829)          (9,234)
--------------------------------------------------------------------------------------------------------

       3,035               490            20,354            19,963          (27,844)          (8,084)
--------------------------------------------------------------------------------------------------------

      99,052             5,000             6,436           330,616           62,550          203,801
      (5,427)           (1,078)          (56,422)          (11,023)         (30,035)         (10,415)
      (2,654)                -                 -                 -                -                -
       1,294                 -            10,354                 -            1,122                -
--------------------------------------------------------------------------------------------------------

      92,265             3,922           (39,632)          319,593           33,637          193,386
--------------------------------------------------------------------------------------------------------
      95,300             4,412           (19,278)          339,556            5,793          185,302

       4,412                 -           339,556                 -          185,302                -
--------------------------------------------------------------------------------------------------------
     $99,712            $4,412          $320,278          $339,556         $191,095         $185,302
========================================================================================================

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)





                                                                                        SUB-ACCOUNT
                                                       ----------------------------------------------------------------------
                                                          TELECOMMUNI-                                       TOTAL STOCK
                                                          CATIONS TRUST          TOTAL RETURN TRUST       MARKET INDEX TRUST
                                                       ----------------------------------------------------------------------
                                                          PERIOD ENDED       YEAR ENDED     YEAR ENDED         YEAR ENDED
                                                           DEC. 31/01*       DEC. 31/01     DEC. 31/00        DEC. 31/01
                                                       ----------------------------------------------------------------------

Income:
    Net investment income (loss) during the year             $    -            $   549        $    -            $   149
    Net realized gain (loss) during the year                    (27)               106             7                 30
    Unrealized appreciation (depreciation) during
      the year                                                  (36)              (355)           66                 60
                                                       ---------------------------------------------------------------------
Net increase (decrease) in assets from
  operations                                                    (63)               300            73                239
                                                       ---------------------------------------------------------------------

Changes from principal transactions:
    Transfer of net premiums                                  1,536             69,888           212             11,463
    Transfer on terminations                                   (164)            (4,657)         (273)              (890)
    Transfer on policy loans                                      -                  -             -                  -
    Net interfund transfers                                       -             10,128         1,249              7,760
                                                       ---------------------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                                      1,372             75,359         1,188             18,333
                                                       ---------------------------------------------------------------------
Total increase (decrease) in assets                           1,309             75,659         1,261             18,572

Assets beginning of year                                          -              1,261             -                  -
                                                       ---------------------------------------------------------------------
Assets end of year                                           $1,309            $76,920        $1,261            $18,572
                                                       =====================================================================




* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.






See accompanying notes.

                                            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
         U.S. GOVERNMENT                  U.S. LARGE CAP
        SECURITIES TRUST                    VALUE TRUST                    VALUE TRUST
-------------------------------------------------------------------------------------------------
   YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
   DEC. 31/01       DEC. 31/00      DEC. 31/01      DEC. 31/00      DEC. 31/01     DEC. 31/00
-------------------------------------------------------------------------------------------------

   $    238           $    -         $   129         $     -         $   806         $    -
         78                -            (448)             (2)            638             54

     (1,161)              77           1,400             (75)           (632)         1,363
-------------------------------------------------------------------------------------------------

       (845)              77           1,081             (77)            812          1,417
-------------------------------------------------------------------------------------------------

    153,668            4,203          34,117           8,797          71,669          9,068
     (5,117)             (16)         (5,164)         (1,770)         (8,419)        (1,551)
          -                -               -               -          (2,654)             -
      2,291                -            (745)              -           4,739              -
-------------------------------------------------------------------------------------------------

    150,842            4,187          28,208           7,027          65,335          7,517
-------------------------------------------------------------------------------------------------
    149,997            4,264          29,289           6,950          66,147          8,934

      4,264                -           6,950               -           8,934              -
-------------------------------------------------------------------------------------------------
   $154,261           $4,264         $36,239         $ 6,950         $75,081         $8,934
=================================================================================================

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

         Statements of Operations and Changes in Contract Owners' Equity
                                   (continued)

                                                                 SUB-ACCOUNT
                                                      ----------------------------------
                                                               500 INDEX TRUST                      TOTAL
                                                      ----------------------------------------------------------------
                                                         YEAR ENDED      PERIOD ENDED     YEAR ENDED      YEAR ENDED
                                                         DEC. 31/01      DEC. 31/00**     DEC. 31/01      DEC. 31/00
                                                      ----------------------------------------------------------------
Income:
    Net investment income (loss) during the year         $    518            $  1     $    222,067           $5,886
    Net realized gain (loss) during the year                 (357)              -         (173,771)          27,633
    Unrealized appreciation (depreciation) during
      the year                                                531              (3)        (596,039)        (357,966)
                                                      ----------------------------------------------------------------
Net increase (decrease) in assets from
  operations                                                  692              (2)        (547,743)        (324,447)
                                                      ----------------------------------------------------------------

Changes from principal transactions:
    Transfer of net premiums                               27,334             701        2,493,192        4,396,310
    Transfer on terminations                               (5,691)           (143)        (640,786)        (240,972)
    Transfer on policy loans                                    -               -          (10,616)               -
    Net interfund transfers                                45,413               -                -                -
                                                      ----------------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                                   67,056             558        1,841,790        4,155,338
                                                      ----------------------------------------------------------------
Total increase (decrease) in assets                        67,748             556        1,294,047        3,830,891

Assets beginning of year                                      556               -        3,831,444              553
                                                      ----------------------------------------------------------------
Assets end of year                                        $68,304            $556       $5,125,491       $3,831,444
                                                      ================================================================



** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

                          Notes to Financial Statements

                                December 31, 2001

1.   ORGANIZATION

The Manufacturers Life Insurance Company of New York Separate Account B (the Account) is a separate account established by The Manufacturers Life Insurance Company of New York (the Company). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and has sixty investment sub-accounts. Each investment sub-account invests solely in shares of a particular Manufacturers Investment Trust (Trust) portfolio. The Trust is an open-end management investment company, commonly known as a mutual fund, which is not offered to the public but sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. The Account is a funding vehicle for single premium and variable universal life contracts (the Contracts) issued by the Company. The Company is a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America (MNA). MNA is an indirect, wholly owned subsidiary of the Manufacturers Life Insurance Company (Manulife Financial), a Canadian life insurance company. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

The Company is required to maintain assets in the Account with a total fair value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the variable contracts are general corporate obligations of the Company.

Additional assets are held in the Company's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

As the result of portfolio changes, the following sub-accounts of the Account have been renamed as follows:


         PREVIOUS NAME                         NEW NAME                            EFFECTIVE DATE
         -------------                         --------                            --------------
      Mid Cap Blend Trust            Strategic Opportunities Trust                  May 1, 2001
     Mid Cap Growth Trust                All Cap Growth Trust                       May 2, 2000

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

                   Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

The following sub-accounts of the Account were added as investment options for variable universal life insurance contract holders of the Company:

                                               COMMENCEMENT OF OPERATIONS OF
                                                       THE SUB-ACCOUNTS
                                               -----------------------------

All Cap Value Trust                                      May 1, 2001
Capital Appreciation Trust                               May 1, 2001
Capital Opportunities Trust                              May 1, 2001
Dynamic Growth Trust                                     May 2, 2000
Financial Services Trust                                 May 1, 2001
Fundamental Value Trust                                  May 1, 2001
Health Sciences Trust                                    May 1, 2001
International Index Trust                                May 2, 2000
Internet Technologies Trust                              May 2, 2000
Mid Cap Growth Trust                                     May 1, 2001
Mid Cap Index Trust                                      May 2, 2000
Mid Cap Opportunities Trust                              May 1, 2001
Mid Cap Value Trust                                      May 1, 2001
Quantitative Mid Cap Trust                               May 1, 2001
Small Cap Index Trust                                    May 2, 2000
Strategic Growth Trust                                   May 1, 2001
Tactical Allocation Trust                                May 2, 2000
Telecommunications Trust                                 May 1, 2001
Total Stock Market Index Trust                           May 2, 2000
Utilities Trust                                          May 1, 2001
500 Index Trust                                          May 2, 2000

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

                   Notes to Financial Statements (continued)


2.   SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset value of such portfolios which value their investment securities at fair value. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contract.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from these estimates.

3.   CONTRACT CHARGES

The Company deducts certain charges from gross premium before placing the remaining net premiums in the sub-account. In the event of a surrender, surrender charges may be made by the Company to cover sales expenses and administrative expenses associated with underwriting and policy issue. Each month a deduction consisting of an administration charge, a charge for cost of insurance, a charge for mortality and expense risk and charges for supplementary benefits is deducted from the policy value.

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

                   Notes to Financial Statements (continued)


4.   PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:


                                                                              PURCHASES        SALES
                                                                          -------------------------------
SUB-ACCOUNTS:
    Aggressive Growth Trust                                                 $     16,881     $   35,016
    All Cap Growth Trust                                                          36,053         25,288
    All Cap Value Trust                                                          138,408          1,363
    Balanced Trust                                                                 3,752            424
    Blue Chip Growth Trust                                                       157,309         13,155
    Capital Appreciation Trust                                                     4,994          5,089
    Capital Opportunities Trust                                                    1,223            210
    Diversified Bond Trust                                                        22,546         55,927
    Dynamic Growth Trust                                                          31,905          9,800
    Emerging Small Company Trust                                                  21,162         18,404
    Equity Income Trust                                                           87,607         13,581
    Equity Index Trust                                                             5,148          2,101
    Financial Services Trust                                                       3,239            220
    Fundamental Value Trust                                                        4,486             53
    Global Bond Trust                                                                281             58
    Global Equity Trust                                                           57,685         32,205
    Growth Trust                                                                  89,048         35,229
    Growth and Income Trust                                                      130,120         68,945
    Health Sciences Trust                                                         47,945             85
    High Yield Trust                                                              51,456          1,096
    Income and Value Trust                                                         6,352            382
    International Small Cap Trust                                                 16,269         15,508
    International Stock Trust                                                     23,001         21,540
    International Value Trust                                                      7,946          1,295
    Internet Technologies Trust                                                    7,832          1,004
    Investment Quality Bond Trust                                                 63,298          1,517
    Large Cap Growth Trust                                                        59,280         43,012
    Lifestyle Growth 820 Trust                                                    60,959          3,203
    Mid Cap Growth Trust                                                          84,014            506
    Mid Cap Index Trust                                                           29,418          1,151
    Mid Cap Opportunities Trust                                                      198             63
    Mid Cap Stock Trust                                                           15,489          2,048
    Mid Cap Value Trust                                                            3,552            395
    Money Market Trust                                                           730,320        220,417
    Overseas Trust                                                                21,507          4,438
    Pacific Rim Emerging Markets Trust                                               494            139
    Quantitative Equity Trust                                                     84,125         44,901

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

                   Notes to Financial Statements (continued)


4.   PURCHASES AND SALES OF INVESTMENTS (CONT'D)

                                                                               PURCHASES         SALES
                                                                          -------------------------------
SUB-ACCOUNTS:
    Real Estate Securities Trust                                                   4,524            636
    Science and Technology Trust                                                  68,955         18,511
    Small Cap Index Trust                                                          9,014            495
    Small Company Blend Trust                                                     11,130          1,497
    Small Company Value Trust                                                     95,657          3,377
    Strategic Bond Trust                                                          38,238         52,362
    Strategic Opportunities Trust                                                 85,236         26,447
    Telecommunications Trust                                                       1,505            133
    Total Return Trust                                                            79,327          3,419
    Total Stock Market Index Trust                                                20,356          1,874
    U.S. Government Securities Trust                                             153,764          2,684
    U.S. Large Cap Value Trust                                                    32,919          4,582
    Value Trust                                                                   79,952         13,812
    500 Index Trust                                                               70,994          3,420
                                                                         --------------------------------
Total                                                                         $2,876,873       $813,017
                                                                         ================================


5.   FINANCIAL HIGHLIGHTS


                                                                                      FOR THE YEAR ENDED
                                              AT DECEMBER 31, 2001                    DECEMBER 31, 2001
                                            ------------------------------------------------------------------
                                                                                      INVESTMENT
                                                          UNIT             NET          INCOME        TOTAL
                                             UNITS        VALUE          ASSETS         RATIO*       RETURN**
                                            ------------------------------------------------------------------
SUB-ACCOUNTS:
    Aggressive Growth Trust                  20,820       $9.98         $207,717           -          -25.98%
    All Cap Growth Trust                     10,175        9.80           99,760           -          -23.77%
    All Cap Value Trust+                     11,356       12.61          143,220         0.04%          0.90%
    Balanced Trust                              613        7.93            4,863         2.19%        -10.20%
    Blue Chip Growth Trust                   16,940        9.70          164,347           -          -14.60%
    Capital Opportunities Trust+                 90       10.70              966           -          -14.40%
    Diversified Bond Trust                   26,609       11.81          314,222         5.48%          7.09%
    Dynamic Growth Trust                      7,054        4.77           33,636         0.17%        -40.24%
    Emerging Small Company Trust              8,455       12.96          109,547           -          -22.24%
    Equity Income Trust                       7,078       11.52           81,523         1.64%          1.29%
    Equity Index Trust                          926        9.24            8,561         1.03%        -12.26%
    Financial Services Trust+                   264       11.63            3,069         0.08%         -6.93%
    Fundamental Value Trust+                    383       11.73            4,491           -           -6.16%
    Global Bond Trust                            24        9.53              229           -            0.53%
    Global Equity Trust                      12,768        9.46          120,802         2.45%        -16.09%


              The Manufacturers Life Insurance Company of New York
                               Separate Account B

                   Notes to Financial Statements (continued)


5.   FINANCIAL HIGHLIGHTS (CONT'D)

                                            ----------------------------------------------------------------
                                                                                  INVESTMENT
                                                         UNIT           NET         INCOME       TOTAL
                                             UNITS       VALUE        ASSETS        RATIO*      RETURN**
                                            ----------------------------------------------------------------
SUB-ACCOUNTS:
  Growth Trust                               41,935       7.66        321,442          -        -21.37%
  Growth and Income Trust                    48,091       9.40        451,836        0.41%      -11.28%
  Health Sciences Trust+                      3,544      13.54         47,988          -          8.32%
  High Yield Trust                            5,731       9.23         52,896        9.19%       -5.48%
  Income and Value Trust                        521      11.29          5,883        2.68%        0.98%
  International Small Cap Trust               9,696       8.81         85,451          -        -31.10%
  International Stock Trust                  13,999       8.22        115,070        0.20%      -21.54%
  International Value Trust                     745      10.93          8,148        1.02%       -9.97%
  Internet Technologies Trust                 1,877       3.79          7,114          -        -46.09%
  Investment Quality Bond Trust               5,368      11.61         62,300        5.47%        7.33%
  Large Cap Growth Trust                     29,100       8.57        249,260          -        -17.81%
  Lifestyle Growth 820 Trust                  5,603      10.11         56,645        1.40%       -8.97%
  Mid Cap Growth Trust+                       8,294      10.47         86,836          -        -16.24%
  Mid Cap Index Trust                         2,395      13.16         31,519        0.85%       -1.73%
  Mid Cap Opportunities Trust+                   14      10.59            151          -        -15.28%
  Mid Cap Stock Trust                         2,429      10.77         26,164          -        -10.99%
  Mid Cap Value Trust+                          264      13.09          3,450        0.74%        4.72%
  Money Market Trust                         64,557      11.46        739,983        3.59%        3.59%
  Overseas Trust                              2,812       8.58         24,152        0.27%      -21.09%
  Pacific Rim Emerging Markets Trust             77       9.73            753        0.41%      -18.57%
  Quantitative Equity Trust                  26,366       9.63        253,939        0.30%      -22.95%
  Real Estate Securities Trust                  561      11.86          6,654        3.75%        3.15%
  Science and Technology Trust               17,279       7.40        127,852          -        -41.25%
  Small Cap Index Trust                         781      11.88          9,282        1.85%        1.41%
  Small Company Blend Trust                     954      12.60         12,026          -         -2.30%
  Small Company Value Trust                   8,232      12.11         99,712        0.17%        6.54%
  Strategic Bond Trust                       27,510      11.64        320,278        7.96%        6.24%
  Strategic Opportunities Trust              19,278       9.91        191,095        0.50%      -15.25%
  Telecommunications Trust+                     165       7.93          1,309          -        -36.56%
  Total Return Trust                          5,178      14.86         76,920        3.59%        8.28%
  Total Stock Market Index Trust              1,864       9.96         18,572        0.92%      -11.41%
  U.S. Government Securities Trust           12,983      11.88        154,261        4.75%        7.03%
  U.S. Large Cap Value Trust                  2,818      12.86         36,239        0.38%       -2.55%
  Value Trust                                 6,187      12.13         75,081        0.53%        3.42%
  500 Index Trust                             6,896       9.91         68,304        0.84%      -12.37%

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

                   Notes to Financial Statements (continued)


5.   FINANCIAL HIGHLIGHTS (CONT'D)

    * These ratios represent the dividends, excluding distributions of capital gains, distributed by the Trust portfolio, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective Trust portfolio which approximates the ratio of dividends, excluding distribution of capital gains, received per unit from the underlying Trust portfolio, net of management fees and expenses assessed by the fund manager, divided by the average unit value. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Trust portfolio in which the sub-accounts invest.
   ** These ratios represent the total return for the period indicated, including changes in the value of the underlying Trust portfolio. There are no expenses of the Account that result in a direct reduction to unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
    + Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.

6.   RELATED PARTY TRANSACTIONS

The Company has a formal service agreement with its affiliate, Manulife Financial which can be terminated by either party upon thirty days notice. Under this agreement, the Company pays for legal, actuarial, investment and certain other administrative services. The Company has an underwriting agreement with its affiliate, Manufacturers Securities Services LLC (MSS). MSS has an Administrative Services Agreement with Wood Logan for marketing services for the sale of variable universal life contracts.

7.   SUBSEQUENT EVENT

Effective January 1, 2002, the parent company, MNA, was merged with and into The Manufacturers Life Insurance Company (U.S.A.) ("Manulife U.S.A."), an indirect parent company of MNY. Manulife U.S.A. will undertake all future operations of MNA.

Also, effective January 1, 2002, MSS is no longer the exclusive distributor of all Contracts issued by the Company This service will now be exclusively offered by Manulife Financial Securities LLC, a wholly owned subsidiary of Manulife U.S.A.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT B

Financial Statements

Three months ended March 31, 2002 (Unaudited) with December 31, 2001 comparative

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

                              Financial Statements


                  Three months ended March 31, 2002 (Unaudited)
                       with December 31, 2001 comparative





                                    CONTENTS

Financial Statements

Statement of Assets and Contract Owners' Equity............................  1
Statements of Operations and Changes in Contract Owners' Equity............  3
Notes to Financial Statements.............................................. 23

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

                 Statement of Assets and Contract Owners' Equity

                           March 31, 2002 (Unaudited)

ASSETS
Investments at fair value:
    Sub-Accounts:
        Aggressive Growth Trust - 14,857 shares (cost $287,463)                                       $ 197,306
        All Cap Growth Trust - 6,631 shares (cost $138,415)                                              97,603
        All Cap Value Trust - 15,140 shares (cost $189,417)                                             190,153
        Balanced Trust - 405 shares (cost $5,856)                                                         5,450
        Blue Chip Growth Trust - 10,790 shares (cost $170,066)                                          168,649
        Capital Appreciation Trust - 16 shares (cost $142)                                                  139
        Capital Opportunities Trust - 283 shares (cost $2,979)                                            2,996
        Diversified Bond Trust - 28,959 shares (cost $284,834)                                          305,519
        Dynamic Growth Trust - 8,006 shares (cost $45,188)                                               34,745
        Emerging Small Company Trust - 4,017 shares (cost $151,572)                                     102,927
        Equity-Income Trust - 15,065 shares (cost $232,196)                                             238,473
        Equity Index Trust - 574 shares (cost $9,440)                                                     8,049
        Financial Services Trust - 320 shares (cost $3,621)                                               3,725
        Fundamental Value Trust - 966 shares (cost $10,923)                                              11,249
        Global Bond Trust - 46 shares (cost $530)                                                           531
        Global Equity Trust - 7,010 shares (cost $107,440)                                               91,970
        Growth Trust - 15,347 shares (cost $283,805)                                                    205,345
        Growth & Income Trust - 13,112 shares (cost $355,864)                                           309,571
        Health Sciences Trust - 3,643 shares (cost $47,954)                                              46,086
        High Yield Trust - 5,364 shares (cost $52,931)                                                   51,928
        Income & Value Trust - 6,872 shares (cost $68,807)                                               69,961
        International Small Cap Trust - 7,226 shares (cost $139,837)                                     84,900
        International Stock Trust - 11,292 shares (cost $155,856)                                       109,305
        International Value Trust - 1,047 shares (cost $11,232)                                          11,447
        Internet Technologies Trust - 2,750 shares (cost $11,592)                                         9,158
        Investment Quality Bond Trust - 9,324 shares (cost $111,230)                                    110,952
        Large Cap Growth Trust - 39,033 shares (cost $469,693)                                          387,601
        Lifestyle Aggressive 1000 Trust - 407 shares (cost $4,258)                                        4,270
        Lifestyle Balanced 640 Trust - 27 shares (cost $322)                                                322
        Lifestyle Growth 820 Trust - 4,727 shares (cost $53,612)                                         53,559
        Lifestyle Moderate 460 Trust - 45 shares (cost $552)                                                552
        Mid Cap Growth Trust - 8,224 shares (cost $82,854)                                               83,469
        Mid Cap Index Trust - 3,584 shares (cost $44,487)                                                48,960
        Mid Cap Opportunities Trust - 38 shares (cost $389)                                                 395
        Mid Cap Stock Trust - 2,945 shares (cost $32,050)                                                31,892
        Mid Cap Value Trust - 804 shares (cost $10,440)                                                  11,080
        Money Market Trust - 149,774 shares (cost $1,497,738)                                         1,497,738

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

                 Statement of Assets and Contract Owners' Equity

                           March 31, 2002 (Unaudited)

ASSETS (CONTINUED)
Investments at fair value:
   Sub-Accounts:
        Overseas Trust - 2,364 shares (cost $23,979)                                                   $ 20,594
        Pacific Rim Emerging Markets Trust - 359 shares (cost $2,590)                                     2,585
        Quantitative Equity Trust - 13,936 shares (cost $343,108)                                       234,543
        Quantitative Mid Cap Trust - 5 shares (cost $56)                                                     56
        Real Estate Securities Trust - 7,147 shares (cost $111,611)                                     120,144
        Science and Technology Trust - 10,545 shares (cost $249,624)                                    125,166
        Small Cap Index Trust - 1,404 shares (cost $15,043)                                              16,439
        Small Company Blend Trust - 1,105 shares (cost $11,694)                                          12,727
        Small Company Value Trust - 7,423 shares (cost $103,486)                                        113,725
        Strategic Bond Trust - 28,469 shares (cost $296,901)                                            312,024
        Strategic Growth Trust - 11 shares (cost $113)                                                      112
        Strategic Opportunities Trust - 14,917 shares (cost $236,759)                                   187,205
        Tactical Allocation Trust - 85 shares (cost $833)                                                   848
        Telecommunications Trust - 284 shares (cost $2,127)                                               1,719
        Total Return Trust - 9,734 shares (cost $136,285)                                               135,990
        Total Stock Market Index Trust - 4,499 shares (cost $43,580)                                     44,356
        U.S. Government Securities Trust - 11,196 shares (cost $154,915)                                154,172
        U.S. Large Cap Value Trust - 2,979 shares (cost $36,218)                                         37,711
        Value Trust - 4,520 shares (cost $73,543)                                                        77,650
        500 Index Trust - 10,295 shares (cost $99,060)                                                  101,099
                                                                                              ------------------
Total assets                                                                                         $6,286,840
                                                                                              ==================

CONTRACT OWNERS' EQUITY
Variable life contracts                                                                              $6,286,840
                                                                                              ==================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

   Statements of Operations and Changes in Contract Owners' Equity (Unaudited)


                                                                             SUB-ACCOUNT
                                                   --------------------------------------------------------------
                                                            AGGRESSIVE GROWTH                  ALL CAP GROWTH
                                                                        TRUST                          TRUST
                                                   --------------------------------------------------------------
                                                    PERIOD ENDED    YEAR ENDED     PERIOD ENDED     YEAR ENDED
                                                     MAR. 31/02     DEC. 31/01      MAR. 31/02      DEC. 31/01
                                                   --------------------------------------------------------------
Income:
    Net investment income (loss) during the year     $      -        $      -         $     -        $  6,099
    Net realized gain (loss) during the year           (7,174)        (13,806)         (4,325)        (14,072)
    Unrealized appreciation (depreciation) during
      the year                                          7,835         (64,410)          4,036         (21,996)
                                                   --------------------------------------------------------------
Net increase (decrease) in assets from
  operations                                              661         (78,217)           (289)        (29,969)
                                                   --------------------------------------------------------------

Changes from principal transactions:
    Transfer of net premiums                            5,463          20,730           4,769          23,683
    Transfer on terminations                          (13,360)        (40,354)         (6,637)        (18,298)
    Transfer on policy loans                                 -              -               -               -
    Net interfund transfers                            (3,175)          1,490               -            (719)
                                                   --------------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                              (11,072)        (18,134)         (1,868)          4,666
                                                   --------------------------------------------------------------
Total increase (decrease) in assets                   (10,411)        (96,351)         (2,157)        (25,303)

Assets beginning of year                              207,717         304,068          99,760         125,063
                                                   --------------------------------------------------------------
Assets end of year                                   $197,306        $207,717         $97,603        $ 99,760
                                                   ==============================================================

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.

See accompanying notes.


                                                       SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
                                                                        BLUE CHIP GROWTH             CAPITAL APPRECIATION
         ALL CAP VALUE TRUST              BALANCED TRUST                      TRUST                         TRUST
------------------------------------------------------------------------------------------------------------------------------
  PERIOD ENDED    PERIOD ENDED     PERIOD ENDED    YEAR ENDED     PERIOD ENDED    YEAR ENDED    PERIOD ENDED    PERIOD ENDED
   MAR. 31/02      DEC. 31/01*      MAR. 31/02     DEC. 31/01      MAR. 31/02     DEC. 31/01     MAR. 31/02      DEC. 31/01*
------------------------------------------------------------------------------------------------------------------------------


   $      -        $     18           $    -         $   39        $      -       $  2,766           $  -             $ -
      3,683              61              (69)           (66)         (3,436)        (3,821)            (1)             95


     (5,378)          6,114               29           (374)          1,323         (3,215)            (3)              -
------------------------------------------------------------------------------------------------------------------------------

     (1,695)          6,193              (40)          (401)         (2,113)        (4,270)            (4)             95
------------------------------------------------------------------------------------------------------------------------------


     52,895         139,664              967          3,716          13,802        143,359              -               -
     (4,267)         (2,637)            (340)          (500)         (9,005)       (12,623)           (51)            (95)
         -                -                -              -               -              -              -               -
         -                -                -             74           1,618         10,653            194               -
------------------------------------------------------------------------------------------------------------------------------

     48,628         137,027              627          3,290           6,415        141,389            143             (95)
------------------------------------------------------------------------------------------------------------------------------
     46,933         143,220              587          2,889           4,302        137,119            139               -


    143,220               -            4,863          1,974         164,347         27,228              -               -
------------------------------------------------------------------------------------------------------------------------------
   $190,153        $143,220           $5,450         $4,863        $168,649       $164,347           $139             $ -
==============================================================================================================================

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

   Statements of Operations and Changes in Contract Owners' Equity (Unaudited)
                                   (continued)


                                                                              SUB-ACCOUNT
                                                   -------------------------------------------------------------
                                                       CAPITAL OPPORTUNITIES
                                                                TRUST                   DIVERSIFIED BOND TRUST
                                                   -------------------------------------------------------------
                                                    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED     YEAR ENDED
                                                     MAR. 31/02      DEC. 31/01*     MAR. 31/02      DEC. 31/01
                                                   -------------------------------------------------------------
Income:
    Net investment income (loss) during the year        $   -            $  -          $     -      $  18,942
    Net realized gain (loss) during the year              (10)            (20)           2,445          5,776
    Unrealized appreciation (depreciation) during
      the year                                             44             (27)          (3,518)        (1,519)
                                                   -------------------------------------------------------------
Net increase (decrease) in assets from
  operations                                               34             (47)          (1,073)        23,199
                                                   -------------------------------------------------------------

Changes from principal transactions:
    Transfer of net premiums                            2,252               -           10,127          3,969
    Transfer on terminations                             (256)           (212)         (21,578)       (56,293)
    Transfer on policy loans                                -               -                -              -
    Net interfund transfers                                 -           1,225            3,821              -
                                                   -------------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                                1,996           1,013           (7,630)       (52,324)
                                                   -------------------------------------------------------------
Total increase (decrease) in assets                     2,030             966           (8,703)       (29,125)

Assets beginning of year                                  966               -          314,222        343,347
                                                   -------------------------------------------------------------
Assets end of year                                     $2,996            $966         $305,519       $314,222
                                                   =============================================================


* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.

See accompanying notes.


                                                     SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
                                  EMERGING SMALL COMPANY
     DYNAMIC GROWTH TRUST                  TRUST                   EQUITY-INCOME TRUST           EQUITY INDEX TRUST
-------------------------------------------------------------------------------------------------------------------------
  PERIOD ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED    YEAR ENDED
   MAR. 31/02      DEC. 31/01     MAR. 31/02     DEC. 31/01     MAR. 31/02    DEC. 31/01     MAR. 31/02     DEC. 31/01
-------------------------------------------------------------------------------------------------------------------------

    $     -        $     51       $      -       $  4,759       $      -       $   811         $    -        $   148
      (368)         (10,501)        (3,627)        (7,522)            18          (276)          (133)          (396)

     (2,649)         (4,568)         1,711        (30,741)         5,090           451            146           (966)
-------------------------------------------------------------------------------------------------------------------------

    (3,017)         (15,018)        (1,916)       (33,504)         5,108           986             13         (1,214)
-------------------------------------------------------------------------------------------------------------------------

      5,938          28,637          3,924         18,570          7,179        77,598              -          5,000
     (1,812)         (6,677)        (7,005)       (20,666)        (4,101)       (8,186)          (525)        (2,100)
          -               -              -              -              -             -              -              -
          -              94         (1,623)            95        148,764         3,803              -              -
-------------------------------------------------------------------------------------------------------------------------

      4,126          22,054         (4,704)        (2,001)       151,842        73,215           (525)         2,900
-------------------------------------------------------------------------------------------------------------------------
      1,109           7,036         (6,620)       (35,505)       156,950        74,201           (512)         1,686

     33,636          26,600        109,547        145,052         81,523         7,322          8,561          6,875
-------------------------------------------------------------------------------------------------------------------------
    $34,745        $ 33,636       $102,927       $109,547       $238,473       $81,523         $8,049        $ 8,561
=========================================================================================================================

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

   Statements of Operations and Changes in Contract Owners' Equity (Unaudited)
                                   (continued)



                                                                               SUB-ACCOUNT
                                                     ---------------------------------------------------------------

                                                         FINANCIAL SERVICES TRUST        FUNDAMENTAL VALUE TRUST
                                                     ---------------------------------------------------------------
                                                      PERIOD ENDED    PERIOD ENDED    PERIOD ENDED   PERIOD ENDED
                                                       MAR. 31/02     DEC. 31/01*      MAR. 31/02     DEC. 31/01*
                                                     ---------------------------------------------------------------

Income:
    Net investment income (loss) during the year      $       -      $       1        $       -      $       -
    Net realized gain (loss) during the year                (10)           (13)              (6)             -
    Unrealized appreciation (depreciation) during
      the year                                               41             63              269             57
                                                     ---------------------------------------------------------------
Net increase (decrease) in assets from
  operations                                                 31             51              263             57
                                                     ---------------------------------------------------------------

Changes from principal transactions:
    Transfer of net premiums                                207          1,055              738              -
    Transfer on terminations                               (254)          (280)            (308)           (52)
    Transfer on policy loans                                  -              -                -              -
    Net interfund transfers                                 672          2,243            6,065          4,486
                                                     ---------------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                                    625          3,018            6,495          4,434
                                                     ---------------------------------------------------------------
Total increase (decrease) in assets                         656          3,069            6,758          4,491

Assets beginning of year                                  3,069              -            4,491              -
                                                     ---------------------------------------------------------------
Assets end of year                                       $3,725         $3,069          $11,249         $4,491
                                                     ===============================================================

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.

See accompanying notes.


                                                    SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
                                                                                                     GROWTH & INCOME
         GLOBAL BOND TRUST           GLOBAL EQUITY TRUST              GROWTH TRUST                        TRUST
---------------------------------------------------------------------------------------------------------------------------
  PERIOD ENDED     YEAR ENDED     PERIOD ENDED    YEAR ENDED    PERIOD ENDED   YEAR ENDED     PERIOD ENDED    YEAR ENDED
   MAR. 31/02      DEC. 31/01      MAR. 31/02     DEC. 31/01     MAR. 31/02    DEC. 31/01      MAR. 31/02     DEC. 31/01
---------------------------------------------------------------------------------------------------------------------------


       $  -            $  -        $      -       $ 24,594      $       -      $      -        $      -       $ 23,704
          2               2         (12,558)        (6,860)      (107,066)      (23,730)        (52,733)       (18,532)


         (3)              4          13,169        (41,893)        92,904       (52,413)         46,290        (58,002)
---------------------------------------------------------------------------------------------------------------------------

         (1)              6             611        (24,159)       (14,162)      (76,143)         (6,443)       (52,830)
---------------------------------------------------------------------------------------------------------------------------

        365             288          13,484         22,331         14,547        45,985          27,064        104,284
        (62)            (65)         (2,497)        (9,263)       (14,047)      (42,797)        (21,171)       (57,850)
          -               -               -              -              -             -               -              -
          -               -         (40,430)       (12,182)      (102,435)       50,631        (141,715)        (8,963)
---------------------------------------------------------------------------------------------------------------------------

        303             223         (29,443)           886       (101,935)       53,819        (135,822)        37,471
---------------------------------------------------------------------------------------------------------------------------
        302             229         (28,832)       (23,273)      (116,097)      (22,324)       (142,265)       (15,359)

        229               -         120,802        144,075        321,442        343,766        451,836        467,195
---------------------------------------------------------------------------------------------------------------------------
       $531            $229        $ 91,970       $120,802      $ 205,345      $321,442        $309,571       $451,836
===========================================================================================================================


              The Manufacturers Life Insurance Company of New York
                               Separate Account B

   Statements of Operations and Changes in Contract Owners' Equity (Unaudited)
                                   (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------

                                                            HEALTH SCIENCES TRUST            HIGH YIELD TRUST
                                                      ---------------------------------------------------------------
                                                        PERIOD ENDED    PERIOD ENDED   PERIOD ENDED     YEAR ENDED
                                                         MAR. 31/02     DEC. 31/01*     MAR. 31/02      DEC. 31/01
                                                      ---------------------------------------------------------------
Income:
    Net investment income (loss) during the year           $     -        $    -           $    -            543
    Net realized gain (loss) during the year                (1,132)            6             (332)          (244)
    Unrealized appreciation (depreciation) during
      the year                                              (1,990)          122             (733)           (68)
                                                      ---------------------------------------------------------------
Net increase (decrease) in assets from
  operations                                                (3,122)          128           (1,065)           231
                                                      ---------------------------------------------------------------

Changes from principal transactions:
    Transfer of net premiums                                 3,148        46,563            1,748         52,624
    Transfer on terminations                                (2,600)         (946)          (1,651)        (3,007)
    Transfer on policy loans                                     -             -                -              -
    Net interfund transfers                                    672         2,243                -            199
                                                      ---------------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                                     1,220        47,860               97         49,816
                                                      ---------------------------------------------------------------
Total increase (decrease) in assets                         (1,902)       47,988             (968)        50,047

Assets beginning of year                                    47,988             -           52,896          2,849
                                                      ---------------------------------------------------------------
Assets end of year                                         $46,086       $47,988          $51,928        $52,896
                                                      ===============================================================


* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.

See accompanying notes.

                                                     SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL SMALL CAP         INTERNATIONAL STOCK          INTERNATIONAL VALUE
     INCOME & VALUE TRUST                  TRUST                         TRUST                        TRUST
------------------------------------------------------------------------------------------------------------------------
  PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED    YEAR ENDED
   MAR. 31/02     DEC. 31/01     MAR. 31/02     DEC. 31/01     MAR. 31/02    DEC. 31/01     MAR. 31/02     DEC. 31/01
------------------------------------------------------------------------------------------------------------------------

    $     -         $    -        $     -       $      -       $      -      $  6,031        $     -        $   101
        (20)           (29)        (4,292)       (11,193)        (3,399)       (7,881)           (61)          (101)

      1,213            (59)         7,578        (27,214)         4,259       (31,446)           449           (322)
------------------------------------------------------------------------------------------------------------------------

      1,193            (88)         3,286        (38,407)           860       (33,296)           388           (322)
------------------------------------------------------------------------------------------------------------------------

     55,253          3,675          1,575         17,697            665        17,838          1,874          6,709
     (1,194)          (487)        (5,460)       (16,152)        (7,368)      (22,654)          (552)        (1,452)
          -              -              -              -              -             -              -              -
      8,826          2,783             48           (784)            78           246          1,589          1,292
------------------------------------------------------------------------------------------------------------------------

     62,885          5,971         (3,837)           761         (6,625)       (4,570)         2,911          6,549
------------------------------------------------------------------------------------------------------------------------
     64,078          5,883           (551)       (37,646)        (5,765)      (37,866)         3,299          6,227

      5,883              -         85,451        123,097        115,070       152,936          8,148          1,921
------------------------------------------------------------------------------------------------------------------------
    $69,961         $5,883        $84,900       $ 85,451       $109,305      $115,070        $11,447        $ 8,148
========================================================================================================================

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

   Statements of Operations and Changes in Contract Owners' Equity (Unaudited)
                                   (continued)


                                                                                SUB-ACCOUNT
                                                     --------------------------------------------------------------

                                                         INTERNET TECHNOLOGIES           INVESTMENT QUALITY BOND
                                                                  TRUST                           TRUST
                                                     --------------------------------------------------------------
                                                       PERIOD ENDED     YEAR ENDED     PERIOD ENDED     YEAR ENDED
                                                        MAR. 31/02      DEC. 31/01      MAR. 31/02      DEC. 31/01
                                                     --------------------------------------------------------------

Income:
    Net investment income (loss) during the year          $    -         $     -        $      -         $    32
    Net realized gain (loss) during the year                (454)         (1,542)            200              57
    Unrealized appreciation (depreciation) during
      the year                                              (543)           (870)           (457)            154
                                                     --------------------------------------------------------------
Net increase (decrease) in assets from
  operations                                                (997)         (2,412)           (257)            243
                                                     --------------------------------------------------------------

Changes from principal transactions:
    Transfer of net premiums                               3,749           8,670          55,796          63,089
    Transfer on terminations                                (708)         (1,842)         (2,948)         (3,696)
    Transfer on policy loans                                   -               -               -               -
    Net interfund transfers                                    -               -          (3,939)          2,356
                                                     --------------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                                   3,041           6,828          48,909          61,749
                                                     --------------------------------------------------------------
Total increase (decrease) in assets                        2,044           4,416          48,652          61,992

Assets beginning of year                                   7,114           2,698          62,300             308
                                                     --------------------------------------------------------------
Assets end of year                                        $9,158         $ 7,114        $110,952         $62,300
                                                     ==============================================================


See accompanying notes.

                                                        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
                                  LIFESTYLE       LIFESTYLE                                      LIFESTYLE
         LARGE CAP GROWTH        AGGRESSIVE       BALANCED            LIFESTYLE GROWTH            MODERATE
             TRUST               1000 TRUST       640 TRUST               820 TRUST              460 TRUST
---------------------------------------------------------------------------------------------------------------
 PERIOD ENDED     YEAR ENDED    PERIOD ENDED     PERIOD ENDED     PERIOD ENDED    YEAR ENDED    PERIOD ENDED
  MAR. 31/02      DEC. 31/01     MAR. 31/02       MAR. 31/02       MAR. 31/02     DEC. 31/01     MAR. 31/02
---------------------------------------------------------------------------------------------------------------

  $      -        $ 11,436         $    -             $  -           $     -       $     -           $  -
    (9,463)        (15,176)             1                -              (487)         (281)            (2)

    10,756         (49,602)            12                1               776          (829)             1
---------------------------------------------------------------------------------------------------------------

     1,293         (53,342)            13                1               289        (1,110)            (1)
---------------------------------------------------------------------------------------------------------------

    11,565          41,727          4,685              321               418        62,339            981
   (16,683)        (46,805)          (428)               -            (3,793)       (4,584)          (428)
         -               -              -                -                 -             -              -
   142,166           9,909              -                -                 -             -              -
---------------------------------------------------------------------------------------------------------------

   137,048           4,831          4,257              321            (3,375)       57,755            553
---------------------------------------------------------------------------------------------------------------
   138,341         (48,511)         4,270              322            (3,086)       56,645            552

   249,260         297,771              -                -            56,645             -              -
---------------------------------------------------------------------------------------------------------------

  $387,601        $249,260         $4,270             $322           $53,559       $56,645           $552
===============================================================================================================

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

   Statements of Operations and Changes in Contract Owners' Equity (Unaudited)
                                   (continued)

                                                                                 SUB-ACCOUNT
                                                      ---------------------------------------------------------------

                                                            MID CAP GROWTH TRUST             MID CAP INDEX TRUST
                                                      ---------------------------------------------------------------
                                                        PERIOD ENDED     PERIOD ENDED    PERIOD ENDED     YEAR ENDED
                                                         MAR. 31/02       DEC. 31/01*     MAR. 31/02      DEC. 31/01
                                                      ---------------------------------------------------------------

Income:
    Net investment income (loss) during the year          $     -          $     -         $     -         $   195
    Net realized gain (loss) during the year                   (7)              47               4             (72)
    Unrealized appreciation (depreciation) during
      the year                                             (2,666)           3,280           2,891           1,578
                                                      ---------------------------------------------------------------
Net increase (decrease) in assets from
  operations                                               (2,673)           3,327           2,895           1,701
                                                      ---------------------------------------------------------------

Changes from principal transactions:
    Transfer of net premiums                                   28           84,254           6,281           8,783
    Transfer on terminations                                 (819)            (745)         (1,555)         (1,872)
    Transfer on policy loans                                    -                -               -               -
    Net interfund transfers                                    97                -           9,820          21,161
                                                      ---------------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                                     (694)          83,509          14,546          28,072
                                                      ---------------------------------------------------------------
Total increase (decrease) in assets                        (3,367)          86,836          17,441          29,773

Assets beginning of year                                   86,836                -          31,519           1,746
                                                      ---------------------------------------------------------------
Assets end of year                                        $83,469          $86,836         $48,960         $31,519
                                                      ===============================================================

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.

See accompanying notes.

                                                    SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
      MID CAP OPPORTUNITIES
             TRUST                    MID CAP STOCK TRUST            MID CAP VALUE TRUST            MONEY MARKET TRUST
--------------------------------------------------------------------------------------------------------------------------
  PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED   YEAR ENDED
   MAR. 31/02     DEC. 31/01*      MAR. 31/02     DEC. 31/01     MAR. 31/02      DEC. 31/01*     MAR. 31/02    DEC. 31/01
---------------------------------------------------------------------------------------------------------------------------

     $  -             $  -          $     -        $     -        $     -          $    8        $    2,959     $ 16,703
        2                3             (115)          (316)            13               1                 -            -

       (7)              13              319           (652)           347             293                 -            -
---------------------------------------------------------------------------------------------------------------------------

       (5)              16              204           (968)           360             302             2,959       16,703
---------------------------------------------------------------------------------------------------------------------------

      307              185            6,298         17,623          2,808           2,471           901,861      745,601
      (58)             (50)          (1,573)        (3,078)          (631)           (461)          (55,343)     (49,951)
        -                -               11         (2,654)             -               -                 -            -
        -                -              788          1,551          5,093           1,138           (91,722)    (202,450)
---------------------------------------------------------------------------------------------------------------------------

      249              135            5,524         13,442          7,270           3,148           754,796      493,200
---------------------------------------------------------------------------------------------------------------------------
      244              151            5,728         12,474          7,630           3,450           757,755      509,903


      151                -           26,164         13,690          3,450               -           739,983      230,080
---------------------------------------------------------------------------------------------------------------------------
     $395             $151          $31,892        $26,164        $11,080          $3,450        $1,497,738     $739,983
===========================================================================================================================

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

   Statements of Operations and Changes in Contract Owners' Equity (Unaudited)
                                   (continued)


                                                                            SUB-ACCOUNT
                                                   ------------------------------------------------------------
                                                                                      PACIFIC RIM EMERGING
                                                          OVERSEAS TRUST                  MARKETS TRUST
                                                   ------------------------------------------------------------
                                                    PERIOD ENDED    YEAR ENDED     PERIOD ENDED   YEAR ENDED
                                                     MAR. 31/02     DEC. 31/01      MAR. 31/02    DEC. 31/01
                                                   ------------------------------------------------------------

Income:
    Net investment income (loss) during the year      $     -        $ 1,444         $     -          $  2
    Net realized gain (loss) during the year           (2,486)        (1,593)            (12)          (35)
    Unrealized appreciation (depreciation) during
      the year                                          2,911         (5,009)            119           (90)
                                                   ------------------------------------------------------------
Net increase (decrease) in assets from
  operations                                              425         (5,158)            107          (123)
                                                   ------------------------------------------------------------

Changes from principal transactions:
    Transfer of net premiums                              566         20,395              28           495
    Transfer on terminations                           (1,195)        (4,865)            (41)         (142)
    Transfer on policy loans                                -              -               -             -
    Net interfund transfers                            (3,327)            94           1,738             -
                                                   ------------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                               (3,956)        15,624           1,725           353
                                                   ------------------------------------------------------------
Total increase (decrease) in assets                    (3,531)        10,466           1,832           230

Assets beginning of year                               24,125         13,659             753           523
                                                   ------------------------------------------------------------
Assets end of year                                    $20,594        $24,125         $2,585           $753
                                                   ============================================================




See accompanying notes.

                                                       SUB-ACCOUNT
    ----------------------------------------------------------------------------------------------------------------
            QUANTITATIVE EQUITY       QUANTITATIVE        REAL ESTATE SECURITIES        SCIENCE AND TECHNOLOGY
                  TRUST               MID CAP TRUST                TRUST                         TRUST
    ----------------------------------------------------------------------------------------------------------------
      PERIOD ENDED     YEAR ENDED     PERIOD ENDED      PERIOD ENDED    YEAR ENDED    PERIOD ENDED     YEAR ENDED
       MAR. 31/02      DEC. 31/01      MAR. 31/02        MAR. 31/02     DEC. 31/01     MAR. 31/02      DEC. 31/01
    ----------------------------------------------------------------------------------------------------------------


       $      -        $ 43,657             $ -          $      -         $   86       $      -        $  6,660
        (12,048)        (17,358)              -                84             80        (10,037)        (17,387)

          6,163        (104,731)              -             8,119             30            206         (59,994)
    ----------------------------------------------------------------------------------------------------------------

         (5,885)        (78,432)              -             8,203            196         (9,831)        (70,721)
    ----------------------------------------------------------------------------------------------------------------

          7,910          32,322              60           102,679          4,556         12,259          60,328
        (15,421)        (47,352)             (4)             (867)          (694)        (7,752)        (26,197)
              -               -               -                 -              -             57          (2,654)
         (6,000)         10,597               -             3,475            (60)         2,581          12,307
    ----------------------------------------------------------------------------------------------------------------

        (13,511)         (4,433)             56           105,287          3,802          7,145          43,784
    ----------------------------------------------------------------------------------------------------------------
        (19,396)        (82,865)             56           113,490          3,998         (2,686)        (26,937)

        253,939         336,804               -             6,654          2,656        127,852         154,789
    ----------------------------------------------------------------------------------------------------------------
       $234,543        $253,939             $56          $120,144         $6,654       $125,166        $127,852
    ================================================================================================================

              The Manufacturers Life Insurance Company of New York
                               Separate Account B

   Statements of Operations and Changes in Contract Owners' Equity (Unaudited)
                                   (continued)


                                                                             SUB-ACCOUNT
                                                        ---------------------------------------------------------------
                                                                                               SMALL COMPANY BLEND
                                                               SMALL CAP INDEX TRUST                  TRUST
                                                        ---------------------------------------------------------------
                                                          PERIOD ENDED     YEAR ENDED      PERIOD ENDED     YEAR ENDED
                                                           MAR. 31/02      DEC. 31/01       MAR. 31/02      DEC. 31/01
                                                        ---------------------------------------------------------------
Income:
    Net investment income (loss) during the year              $    -            147            $   -           $  27
    Net realized gain (loss) during the year                     (12)           (55)             (96)         (1,050)
    Unrealized appreciation (depreciation) during
      the year                                                   579            817              669           1,327
                                                        ---------------------------------------------------------------
Net increase (decrease) in assets from
  operations                                                     567            909              573             304
                                                       ----------------------------------------------------------------

Changes from principal transactions:
    Transfer of net premiums                                   7,263          8,560            1,001          10,106
    Transfer on terminations                                  (1,022)          (847)            (873)         (1,973)
    Transfer on policy loans                                       -              -                -               -
    Net interfund transfers                                      349            660                -           1,472
                                                        ---------------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                                       6,590          8,373              128           9,605
                                                        ---------------------------------------------------------------
Total increase (decrease) in assets                            7,157          9,282              701           9,909

Assets beginning of year                                       9,282              -           12,026           2,117
                                                        ---------------------------------------------------------------
Assets end of year                                           $16,439         $9,282          $12,727         $12,026
                                                        ===============================================================


See accompanying notes.


                                             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
         SMALL COMPANY VALUE                                     STRATEGIC GROWTH       STRATEGIC OPPORTUNITIES
               TRUST                  STRATEGIC BOND TRUST             TRUST                    TRUST
-------------------------------------------------------------------------------------------------------------------
  PERIOD ENDED      YEAR ENDED     PERIOD ENDED    YEAR ENDED       PERIOD ENDED      PERIOD ENDED    YEAR ENDED
   MAR. 31/02       DEC. 31/01      MAR. 31/02     DEC. 31/01        MAR. 31/02        MAR. 31/02     DEC. 31/01
-------------------------------------------------------------------------------------------------------------------


   $      --        $      15        $     -        $  25,508         $  --            $      --      $  25,151
       3,466              333           1,476           2,843            --               (4,781)        (9,166)

       7,116            2,687           5,012          (7,997)           (1)               3,509        (43,829)
-------------------------------------------------------------------------------------------------------------------

      10,582            3,035           6,488          20,354            (1)              (1,272)       (27,844)
-------------------------------------------------------------------------------------------------------------------

       3,729           99,052           2,412           6,436           121                7,720         62,550
      (5,289)          (5,427)        (21,528)        (56,422)           (8)             (10,338)       (30,035)
          (5)          (2,654)             --              --            --                   --             --
       4,996            1,294           4,374          10,354            --                   --          1,122
-------------------------------------------------------------------------------------------------------------------

       3,431           92,265         (14,742)        (39,632)          113               (2,618)        33,637
-------------------------------------------------------------------------------------------------------------------
      14,013           95,300          (8,254)        (19,278)          112               (3,890)         5,793

      99,712            4,412         320,278         339,556            --              191,095        185,302
-------------------------------------------------------------------------------------------------------------------
   $ 113,725        $  99,712       $ 312,024       $ 320,278         $ 112            $ 187,205      $ 191,095
===================================================================================================================
